UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

This report on Form N-CSR relates solely to the Registrant's Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio and Value Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	11	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Proxy Voting Results	22

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 854.40	$ 2.58
Hypothetical A	$ 1,000.00	$ 1,022.08	$ 2.82
Service Class
Actual	$ 1,000.00	$ 853.90	$ 3.04
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.32
Service Class 2
Actual	$ 1,000.00	$ 853.10	$ 3.73
Hypothetical A	$ 1,000.00	$ 1,020.84	$ 4.07
Service Class 2R
Actual	$ 1,000.00	$ 853.60	$ 3.73
Hypothetical A	$ 1,000.00	$ 1,020.84	$ 4.07
Investor Class
Actual	$ 1,000.00	$ 854.00	$ 3.00
Hypothetical A	$ 1,000.00	$ 1,021.63	$ 3.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.56%
Service Class	.66%
Service Class 2.81%
Service Class 2R	.81%
Investor Class	.65%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.9	6.2
AT&T, Inc.	3.5	3.7
Chevron Corp.	2.2	1.9
ConocoPhillips	2.0	1.4
JPMorgan Chase & Co.	2.0	2.1
Bank of America Corp.	2.0	2.8
Schlumberger Ltd. (NY Shares)	1.8	1.5
General Electric Co.	1.8	1.7
Verizon Communications, Inc.	1.5	1.6
Citigroup, Inc.	1.5	1.6
	24.2
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	24.5
Energy	21.3	18.0
Consumer Discretionary	12.9	11.2
Industrials	10.0	10.1
Information Technology	9.2	10.0
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 98.3%		Stocks 98.4%
	Bonds 1.2%		Bonds 0.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	11.1%	** Foreign investments	9.7%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.	749,853	$ 5,991,325
Johnson Controls, Inc.	1,025,852	29,421,435
The Goodyear Tire & Rubber Co. (a)	793,200	14,142,756
TRW Automotive Holdings Corp. (a)	418,600	7,731,542
		57,287,058
Automobiles - 1.0%
Fiat SpA	383,700	6,246,650
Ford Motor Co. (a)	3,012,401	14,489,649
General Motors Corp. (d)	1,040,200	11,962,300
Harley-Davidson, Inc.	847,250	30,721,285
Renault SA	147,379	11,994,649
Toyota Motor Corp. sponsored ADR	43,500	4,089,000
Winnebago Industries, Inc. (d)	349,700	3,563,443
		83,066,976
Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,392,268	29,794,535
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	308,300	17,332,626
Starbucks Corp. (a)	1,590,800	25,039,192
Wyndham Worldwide Corp.	286,702	5,134,833
		47,506,651
Household Durables - 1.5%
Beazer Homes USA, Inc. (d)	548,987	3,057,858
Black & Decker Corp.	318,300	18,305,433
Centex Corp.	1,082,900	14,478,373
KB Home	197,800	3,348,754
Lennar Corp. Class A (d)	674,700	8,325,798
Newell Rubbermaid, Inc.	952,600	15,994,154
Pulte Homes, Inc.	612,200	5,895,486
The Stanley Works	409,830	18,372,679
Whirlpool Corp.	649,734	40,108,080
		127,886,615
Internet & Catalog Retail - 0.2%
Liberty Media Corp. - Interactive Series A (a)	1,253,369	18,499,726
Leisure Equipment & Products - 0.5%
Brunswick Corp.	1,296,457	13,742,444
Eastman Kodak Co.	1,466,700	21,164,481
Polaris Industries, Inc. (d)	270,553	10,924,930
		45,831,855
Media - 3.9%
Belo Corp. Series A	840,366	6,143,075
Citadel Broadcasting Corp.	1,986,704	2,423,779
Clear Channel Communications, Inc.	1,568,958	55,227,322
Comcast Corp. Class A	2,625,836	49,812,109
E.W. Scripps Co. Class A	524,760	21,798,530
Gannett Co., Inc.	479,800	10,397,266
Informa PLC	602,000	4,932,741

	Shares	Value
McGraw-Hill Companies, Inc.	182,500	$ 7,321,900
News Corp. Class B	1,099,204	16,872,781
The McClatchy Co. Class A (d)	1,152,851	7,816,330
The New York Times Co. Class A (d)	551,808	8,492,325
The Walt Disney Co.	895,300	27,933,360
Time Warner Cable, Inc. (a)	622,300	16,478,504
Time Warner, Inc.	5,646,950	83,574,860
Virgin Media, Inc.	752,873	10,246,602
Vivendi	225,403	8,499,102
		337,970,586
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	658,300	13,126,502
JCPenney Co., Inc.	429,600	15,590,184
Kohl's Corp. (a)	1,166,353	46,700,774
Macy's, Inc. (d)	1,438,400	27,933,728
Sears Holdings Corp. (a)(d)	230,600	16,985,996
Target Corp. (d)	680,400	31,631,796
Tuesday Morning Corp. (a)(d)	555,523	2,283,200
		154,252,180
Specialty Retail - 1.6%
Chico's FAS, Inc. (a)	781,597	4,197,176
Foot Locker, Inc. (d)	669,157	8,331,005
Home Depot, Inc.	2,691,900	63,044,298
OfficeMax, Inc.	513,300	7,134,870
PetSmart, Inc.	358,968	7,161,412
RadioShack Corp.	557,700	6,842,979
Staples, Inc.	958,945	22,774,944
Williams-Sonoma, Inc. (d)	776,100	15,397,824
		134,884,508
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	729,615	10,324,052
TOTAL CONSUMER DISCRETIONARY		1,047,304,742
CONSUMER STAPLES - 4.7%
Beverages - 0.3%
Carlsberg AS Series B (d)	145,050	13,972,630
Heineken NV (Bearer)	243,454	12,397,548
		26,370,178
Food & Staples Retailing - 1.3%
Rite Aid Corp. (a)(d)	2,693,868	4,283,250
Wal-Mart Stores, Inc.	1,889,713	106,201,871
Winn-Dixie Stores, Inc. (a)	237,142	3,799,015
		114,284,136
Food Products - 0.9%
Hershey Co.	840,800	27,561,424
Kraft Foods, Inc. Class A	526,654	14,983,306
Marine Harvest ASA (a)	18,229,000	13,351,337
Nestle SA (Reg.)	400,970	18,071,351
Tyson Foods, Inc. Class A	400,800	5,987,952
		79,955,370
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.9%
Energizer Holdings, Inc. (a)	113,000	$ 8,259,170
Kimberly-Clark Corp.	481,400	28,778,092
Procter & Gamble Co.	615,142	37,406,785
		74,444,047
Personal Products - 0.3%
Avon Products, Inc.	479,270	17,263,305
Estee Lauder Companies, Inc. Class A	148,400	6,893,180
		24,156,485
Tobacco - 1.0%
Altria Group, Inc.	1,270,705	26,125,695
Philip Morris International, Inc.	1,249,705	61,722,930
		87,848,625
TOTAL CONSUMER STAPLES		407,058,841
ENERGY - 21.3%
Energy Equipment & Services - 4.6%
BJ Services Co.	452,324	14,447,229
Halliburton Co.	1,000,995	53,122,805
Nabors Industries Ltd. (a)	1,144,413	56,339,452
Noble Corp.	1,587,668	103,134,913
Pride International, Inc. (a)	374,500	17,710,105
Schlumberger Ltd. (NY Shares)	1,407,857	151,246,078
		396,000,582
Oil, Gas & Consumable Fuels - 16.7%
Apache Corp.	456,780	63,492,420
Boardwalk Pipeline Partners, LP	310,500	7,293,645
Chevron Corp.	1,951,542	193,456,358
ConocoPhillips	1,867,500	176,273,325
CONSOL Energy, Inc.	43,799	4,921,694
EOG Resources, Inc.	569,400	74,705,280
Exxon Mobil Corp.	5,726,793	504,702,263
Hess Corp.	584,200	73,720,198
Occidental Petroleum Corp.	909,300	81,709,698
Peabody Energy Corp.	297,861	26,226,661
Repsol YPF SA	101,300	3,975,451
Repsol YPF SA sponsored ADR	1,328,174	52,157,393
Royal Dutch Shell PLC:
Class A sponsored ADR	732,100	59,819,891
Class B ADR	92,000	7,370,120
Total SA sponsored ADR	760,133	64,816,541
Valero Energy Corp.	715,614	29,468,985
Williams Companies, Inc.	464,600	18,728,026
		1,442,837,949
TOTAL ENERGY		1,838,838,531

	Shares	Value
FINANCIALS - 20.1%
Capital Markets - 3.4%
Bank of New York Mellon Corp.	2,696,095	$ 101,993,274
Goldman Sachs Group, Inc.	281,179	49,178,207
KKR Private Equity Investors, LP	266,500	3,424,525
KKR Private Equity Investors, LP Restricted Depositary Units (e)	601,500	7,729,275
Legg Mason, Inc.	329,950	14,375,922
Lehman Brothers Holdings, Inc.	724,046	14,343,351
Merrill Lynch & Co., Inc. (d)	818,600	25,957,806
Morgan Stanley	1,658,800	59,832,916
State Street Corp.	175,280	11,216,167
		288,051,443
Commercial Banks - 4.4%
Associated Banc-Corp. (d)	1,194,855	23,048,753
HSBC Holdings PLC sponsored ADR	611,992	46,939,786
KeyCorp	1,335,100	14,659,398
Lloyds TSB Group PLC	2,265,900	13,901,982
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	524,200	4,612,960
PNC Financial Services Group, Inc.	1,047,039	59,785,927
Royal Bank of Scotland Group PLC	1,695,536	7,218,177
Societe Generale Series A	99,147	8,595,934
Sterling Financial Corp., Washington	750,427	3,106,768
U.S. Bancorp, Delaware	1,153,838	32,180,542
Wachovia Corp.	4,237,757	65,812,366
Wells Fargo & Co.	4,025,100	95,596,125
		375,458,718
Consumer Finance - 0.6%
Capital One Financial Corp.	144,399	5,488,606
Discover Financial Services	2,610,969	34,386,462
SLM Corp. (a)	696,432	13,475,959
		53,351,027
Diversified Financial Services - 5.5%
Bank of America Corp.	7,169,377	171,133,029
CIT Group, Inc.	439,900	2,995,719
Citigroup, Inc. (d)	7,505,619	125,794,174
JPMorgan Chase & Co.	5,090,712	174,662,329
		474,585,251
Insurance - 3.7%
ACE Ltd.	753,096	41,488,059
American International Group, Inc.	4,537,750	120,068,865
Hartford Financial Services Group, Inc.	692,900	44,740,553
MetLife, Inc. unit	722,300	18,931,483
Montpelier Re Holdings Ltd.	1,305,000	19,248,750
PartnerRe Ltd.	403,824	27,916,353
The Travelers Companies, Inc.	884,196	38,374,106
XL Capital Ltd. Class A	262,271	5,392,292
		316,160,461
Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	637,700	9,890,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.	667,347	$ 23,163,614
General Growth Properties, Inc.	52,000	1,821,560
HCP, Inc.	671,500	21,360,415
LaSalle Hotel Properties (SBI)	200,481	5,038,088
Senior Housing Properties Trust (SBI)	559,556	10,928,129
		72,202,533
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	1,506,641	28,927,507
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	724,710	3,080,018
Fannie Mae	2,848,075	55,565,943
Freddie Mac	1,539,300	25,244,520
MGIC Investment Corp. (d)	722,352	4,413,571
New York Community Bancorp, Inc.	929,120	16,575,501
People's United Financial, Inc.	214,000	3,338,400
Washington Mutual, Inc.	2,951,442	14,550,609
		122,768,562
TOTAL FINANCIALS		1,731,505,502
HEALTH CARE - 6.4%
Biotechnology - 0.4%
Amgen, Inc. (a)	700,022	33,013,038
Cubist Pharmaceuticals, Inc. (a)	157,102	2,805,842
		35,818,880
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	856,500	10,526,385
Covidien Ltd.	825,436	39,530,130
Medtronic, Inc.	315,400	16,321,950
		66,378,465
Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc. (d)	510,193	10,387,529
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	1,254,600	25,756,938
Johnson & Johnson	1,485,400	95,570,636
Merck & Co., Inc.	1,543,300	58,166,977
Pfizer, Inc.	6,922,000	120,927,340
Schering-Plough Corp.	2,563,936	50,483,900
Wyeth	1,843,600	88,419,056
		439,324,847
TOTAL HEALTH CARE		551,909,721
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.0%
General Dynamics Corp.	257,200	21,656,240
Goodrich Corp.	306,600	14,551,236
Honeywell International, Inc.	1,854,425	93,240,489

	Shares	Value
Lockheed Martin Corp.	319,500	$ 31,521,870
Northrop Grumman Corp.	37,500	2,508,750
Spirit AeroSystems Holdings, Inc. Class A (a)	658,082	12,622,013
The Boeing Co.	410,584	26,983,580
United Technologies Corp.	935,640	57,728,988
		260,813,166
Building Products - 0.2%
Masco Corp.	1,425,400	22,421,542
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	602,279	26,458,116
Equifax, Inc.	370,134	12,443,905
Waste Management, Inc.	564,300	21,279,753
		60,181,774
Industrial Conglomerates - 3.4%
3M Co.	823,500	57,307,365
General Electric Co.	5,664,290	151,179,900
Siemens AG sponsored ADR	426,400	46,959,432
Tyco International Ltd.	872,236	34,924,329
		290,371,026
Machinery - 1.7%
Briggs & Stratton Corp. (d)	1,147,588	14,551,416
Caterpillar, Inc.	276,700	20,425,994
Eaton Corp.	203,900	17,325,383
Illinois Tool Works, Inc.	292,100	13,877,671
Ingersoll-Rand Co. Ltd. Class A	702,488	26,294,126
Kennametal, Inc.	252,200	8,209,110
SPX Corp.	363,210	47,845,653
		148,529,353
Marine - 0.1%
Alexander & Baldwin, Inc.	136,800	6,231,240
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	521,800	52,122,602
Union Pacific Corp.	311,000	23,480,500
		75,603,102
TOTAL INDUSTRIALS		864,151,203
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	1,815,700	42,233,182
Harris Corp.	241,400	12,188,286
Motorola, Inc.	2,489,712	18,274,486
		72,695,954
Computers & Peripherals - 2.5%
EMC Corp. (a)	1,303,200	19,144,008
Hewlett-Packard Co.	2,250,611	99,499,512
International Business Machines Corp.	799,700	94,788,441
		213,431,961
Electronic Equipment & Instruments - 0.8%
Arrow Electronics, Inc. (a)	642,600	19,740,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Avnet, Inc. (a)	638,230	$ 17,410,914
Tyco Electronics Ltd.	986,536	35,337,720
		72,489,306
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	21,692	11,419,103
IT Services - 0.6%
Electronic Data Systems Corp.	691,200	17,031,168
MoneyGram International, Inc.	895,100	814,541
The Western Union Co.	831,400	20,552,208
Unisys Corp. (a)	2,098,000	8,287,100
Visa, Inc.	59,443	4,833,310
		51,518,327
Office Electronics - 0.3%
Xerox Corp.	1,763,635	23,914,891
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	1,025,500	32,580,135
Applied Materials, Inc.	2,149,400	41,032,046
Atmel Corp. (a)	940,400	3,272,592
Intel Corp.	4,124,600	88,596,408
Micron Technology, Inc. (a)	941,000	5,646,000
National Semiconductor Corp.	1,854,547	38,092,395
Novellus Systems, Inc. (a)	831,039	17,609,716
Teradyne, Inc. (a)	2,076,900	22,991,283
Varian Semiconductor Equipment Associates, Inc. (a)	347,400	12,096,468
		261,917,043
Software - 0.8%
Microsoft Corp.	1,598,800	43,982,988
Symantec Corp. (a)	1,227,933	23,760,504
		67,743,492
TOTAL INFORMATION TECHNOLOGY		775,130,077
MATERIALS - 2.4%
Chemicals - 1.5%
Celanese Corp. Class A	620,800	28,345,728
Chemtura Corp.	2,415,964	14,109,230
Dow Chemical Co.	542,200	18,928,202
E.I. du Pont de Nemours & Co.	549,000	23,546,610
Georgia Gulf Corp. (d)	617,292	1,790,147
H.B. Fuller Co.	389,950	8,750,478
Hercules, Inc.	560,816	9,494,615
Linde AG	194,300	27,291,412
		132,256,422
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	2,442,972	9,942,896

	Shares	Value
Metals & Mining - 0.8%
Alcoa, Inc.	1,576,371	$ 56,150,335
Nucor Corp.	133,800	9,990,846
		66,141,181
TOTAL MATERIALS		208,340,499
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	8,847,269	298,064,493
Qwest Communications International, Inc.	8,250,900	32,426,037
Verizon Communications, Inc.	3,689,602	130,611,911
		461,102,441
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp.	3,175,700	30,169,150
Vodafone Group PLC sponsored ADR	1,043,587	30,744,073
		60,913,223
TOTAL TELECOMMUNICATION SERVICES		522,015,664
UTILITIES - 3.6%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	463,300	23,215,963
Entergy Corp.	535,600	64,529,088
Exelon Corp.	572,700	51,520,092
PPL Corp.	562,400	29,396,648
		168,661,791
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,755,658	33,726,190
Multi-Utilities - 1.2%
Public Service Enterprise Group, Inc.	1,555,900	71,462,487
Wisconsin Energy Corp.	782,600	35,389,172
		106,851,659
TOTAL UTILITIES		309,239,640
TOTAL COMMON STOCKS (Cost $7,485,036,944)		8,255,494,420
Convertible Preferred Stocks - 2.5%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	659,300	8,748,911
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	404,400	4,246,200
TOTAL CONSUMER DISCRETIONARY		12,995,111
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 1.6%
Capital Markets - 0.4%
Legg Mason, Inc. 7.00%	230,600	$ 9,649,918
Lehman Brothers Holdings, Inc. 7.25%	32,400	26,063,532
		35,713,450
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	9,000	6,300,000
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	17,700	15,642,375
CIT Group, Inc.:
7.75%	406,600	4,013,142
Series C, 8.75%	81,800	3,343,984
Citigroup, Inc. Series T, 6.50%	432,849	18,828,932
		41,828,433
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	510,400	30,451,995
Thrifts & Mortgage Finance - 0.3%
Fannie Mae 8.75%	541,300	20,840,050
Washington Mutual, Inc. Series R, 7.75%	11,800	6,882,350
		27,722,400
TOTAL FINANCIALS		142,016,278
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Schering-Plough Corp. 6.00%	93,000	17,703,480
MATERIALS - 0.5%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	3,901,865
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	232,700	39,051,249
TOTAL MATERIALS		42,953,114
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $256,918,678)		215,667,983
Investment Companies - 0.0%

Ares Capital Corp. (Cost $10,607,570)	604,054	6,088,864
Corporate Bonds - 1.2%
	Principal Amount
Convertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 10,280,000	7,388,236

	Principal Amount	Value
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	$ 3,650,000	$ 2,080,500
Media - 0.4%
Liberty Media Corp.:
3.5% 1/15/31	259,098	164,931
4% 11/15/29 (e)	4,750,000	2,565,000
3.5% 1/15/31 (e)	9,480,719	6,035,027
News America, Inc. liquid yield option note:
0% 2/28/21 (e)	22,670,000	13,233,613
0% 2/28/21	3,490,000	2,037,288
Virgin Media, Inc. 6.5% 11/15/16 (e)	9,500,000	9,788,800
		33,824,659
TOTAL CONSUMER DISCRETIONARY		43,293,395
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Rite Aid Corp. 8.5% 5/15/15	6,360,000	5,798,412
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	5,740,000	4,328,069
INDUSTRIALS - 0.0%
Airlines - 0.0%
UAL Corp.:
4.5% 6/30/21 (e)	8,490,000	3,207,522
4.5% 6/30/21	280,000	105,784
		3,313,306
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	14,340,000	9,095,862
6% 5/1/15	4,780,000	3,031,954
Micron Technology, Inc. 1.875% 6/1/14	2,570,000	1,829,532
		13,957,348
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,320,000	5,033,627
5.25% 12/15/11 (e)	11,850,000	10,740,129
5.25% 12/15/11	4,290,000	3,888,199
		19,661,955
TOTAL CONVERTIBLE BONDS		90,352,485
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	$ 15,700,000	$ 11,243,335
TOTAL CORPORATE BONDS (Cost $133,000,489)		101,595,820
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	23,908,917	23,908,917
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	172,583,116	172,583,116
TOTAL MONEY MARKET FUNDS (Cost $196,492,033)		196,492,033
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $8,082,055,714)		8,775,339,120
NET OTHER ASSETS - (1.8)%		(155,815,817)
NET ASSETS - 100%		$ 8,619,523,303
Security Type Abbreviation
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,723,297 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 214,452
Fidelity Securities Lending Cash Central Fund	3,161,485
Total	$ 3,375,937
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,775,339,120	$ 8,307,626,353	$ 467,712,767	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
United Kingdom	2.2%
Bermuda	2.1%
Netherlands Antilles	1.8%
Cayman Islands	1.7%
France	1.1%
Others (individually less than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $161,966,591) - See accompanying schedule: Unaffiliated issuers (cost $7,885,563,681)	$ 8,578,847,087
Fidelity Central Funds (cost $196,492,033)	196,492,033
Total Investments (cost $8,082,055,714)		$ 8,775,339,120
Cash		254,870
Receivable for investments sold		16,463,424
Receivable for fund shares sold		9,144,398
Dividends receivable		13,450,945
Interest receivable		760,649
Distributions receivable from Fidelity Central Funds		652,088
Prepaid expenses		17,353
Other receivables		329,069
Total assets		8,816,411,916

Liabilities
Payable for investments purchased	$ 5,053,920
Payable for fund shares redeemed	13,553,601
Accrued management fee	3,500,905
Distribution fees payable	534,981
Other affiliated payables	631,865
Other payables and accrued expenses	1,030,225
Collateral on securities loaned, at value	172,583,116
Total liabilities		196,888,613

Net Assets		$ 8,619,523,303
Net Assets consist of:
Paid in capital		$ 7,465,988,382
Undistributed net investment income		103,593,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		356,657,799
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		693,283,693
Net Assets		$ 8,619,523,303

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,602,666,064 ÷ 274,510,254 shares)	$ 20.41

Service Class: Net Asset Value, offering price and redemption price per share ($693,769,312 ÷ 34,133,832 shares)	$ 20.32

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,122,863,690 ÷ 105,657,667 shares)	$ 20.09

Service Class 2R: Net Asset Value, offering price and redemption price per share ($9,250,599 ÷ 462,803 shares)	$ 19.99

Investor Class: Net Asset Value, offering price and redemption price per share ($190,973,638 ÷ 9,382,576 shares)	$ 20.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 127,539,484
Interest		3,225,822
Income from Fidelity Central Funds		3,375,937
Total income		134,141,243

Expenses
Management fee	$ 22,235,162
Transfer agent fees	3,342,260
Distribution fees	3,358,008
Accounting and security lending fees	656,790
Custodian fees and expenses	85,219
Independent trustees' compensation	21,516
Depreciation in deferred trustee compensation account	(933)
Audit	41,207
Legal	18,784
Interest	121,154
Miscellaneous	902,077
Total expenses before reductions	30,781,244
Expense reductions	(26,890)	30,754,354
Net investment income (loss)		103,386,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	368,341,704
Investment not meeting investment restrictions	32,186
Foreign currency transactions	(18,217)
Total net realized gain (loss)		368,355,673
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,006,065,507)
Assets and liabilities in foreign currencies	(378)
Total change in net unrealized appreciation (depreciation)		(2,006,065,885)
Net gain (loss)		(1,637,710,212)
Net increase (decrease) in net assets resulting from operations		$ (1,534,323,323)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,386,889	$ 197,428,237
Net realized gain (loss)	368,355,673	910,261,376
Change in net unrealized appreciation (depreciation)	(2,006,065,885)	(894,509,627)
Net increase (decrease) in net assets resulting from operations	(1,534,323,323)	213,179,986
Distributions to shareholders from net investment income	-	(201,405,100)
Distributions to shareholders from net realized gain	(8,981,541)	(921,452,556)
Total distributions	(8,981,541)	(1,122,857,656)
Share transactions - net increase (decrease)	(786,102,687)	(135,088,400)
Redemption fees	1,305	5,392
Total increase (decrease) in net assets	(2,329,406,246)	(1,044,760,678)

Net Assets
Beginning of period	10,948,929,549	11,993,690,227
End of period (including undistributed net investment income of $103,593,429 and undistributed net investment income of $206,540, respectively)	$ 8,619,523,303	$ 10,948,929,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 26.20	$ 25.49	$ 25.37	$ 23.18	$ 18.16
Income from Investment Operations
Net investment income (loss) E	.24	.47	.45	.42	.40	.36
Net realized and unrealized gain (loss)	(3.72)	(.05) H	4.37	1.00	2.24	5.01
Total from investment operations	(3.48)	.42	4.82	1.42	2.64	5.37
Distributions from net investment income	-	(.50)	(.89)	(.41)	(.36)	(.35)
Distributions from net realized gain	(.02)	(2.21)	(3.22)	(.89)	(.09)	-
Total distributions	(.02)	(2.71)	(4.11)	(1.30)	(.45)	(.35)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 20.41	$ 23.91	$ 26.20	$ 25.49	$ 25.37	$ 23.18
Total Return B, C, D	(14.56)%	1.53%	20.19%	5.87%	11.53%	30.33%
Ratios to Average Net Assets F, I
Expenses before reductions	.56% A	.55%	.57%	.56%	.58%	.57%
Expenses net of fee waivers, if any	.56% A	.55%	.57%	.56%	.58%	.57%
Expenses net of all reductions	.56% A	.54%	.56%	.55%	.57%	.56%
Net investment income (loss)	2.20% A	1.71%	1.76%	1.71%	1.71%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,602,666	$ 7,201,655	$ 8,315,159	$ 7,875,801	$ 8,689,829	$ 8,402,963
Portfolio turnover rate G	30% A	20%	22%	19%	22%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.82	$ 26.11	$ 25.39	$ 25.28	$ 23.11	$ 18.10
Income from Investment Operations
Net investment income (loss) E	.23	.44	.43	.39	.38	.34
Net realized and unrealized gain (loss)	(3.71)	(.05) H	4.35	1.00	2.22	5.00
Total from investment operations	(3.48)	.39	4.78	1.39	2.60	5.34
Distributions from net investment income	-	(.47)	(.84)	(.39)	(.34)	(.33)
Distributions from net realized gain	(.02)	(2.21)	(3.22)	(.89)	(.09)	-
Total distributions	(.02)	(2.68)	(4.06)	(1.28)	(.43)	(.33)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 20.32	$ 23.82	$ 26.11	$ 25.39	$ 25.28	$ 23.11
Total Return B, C, D	(14.61)%	1.42%	20.08%	5.76%	11.38%	30.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.65%	.67%	.66%	.68%	.67%
Expenses net of fee waivers, if any	.66% A	.65%	.67%	.66%	.68%	.67%
Expenses net of all reductions	.66% A	.64%	.66%	.65%	.67%	.66%
Net investment income (loss)	2.10% A	1.61%	1.66%	1.61%	1.61%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,769	$ 920,054	$ 1,118,333	$ 1,079,838	$ 1,170,778	$ 1,071,483
Portfolio turnover rate G	30% A	20%	22%	19%	22%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.57	$ 25.87	$ 25.17	$ 25.09	$ 22.96	$ 18.00
Income from Investment Operations
Net investment income (loss) E	.21	.39	.38	.35	.34	.31
Net realized and unrealized gain (loss)	(3.67)	(.04) H	4.32	.98	2.21	4.97
Total from investment operations	(3.46)	.35	4.70	1.33	2.55	5.28
Distributions from net investment income	-	(.44)	(.78)	(.36)	(.33)	(.32)
Distributions from net realized gain	(.02)	(2.21)	(3.22)	(.89)	(.09)	-
Total distributions	(.02)	(2.65)	(4.00)	(1.25)	(.42)	(.32)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 20.09	$ 23.57	$ 25.87	$ 25.17	$ 25.09	$ 22.96
Total Return B, C, D	(14.69)%	1.27%	19.93%	5.57%	11.23%	30.03%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.80%	.82%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.82%	.81%	.83%	.82%
Expenses net of all reductions	.81% A	.80%	.82%	.80%	.82%	.81%
Net investment income (loss)	1.94% A	1.46%	1.51%	1.46%	1.46%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,122,864	$ 2,583,129	$ 2,373,059	$ 1,723,546	$ 1,420,999	$ 916,679
Portfolio turnover rate G	30% A	20%	22%	19%	22%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.44	$ 25.73	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Income from Investment Operations
Net investment income (loss) E	.21	.39	.38	.35	.34	.31
Net realized and unrealized gain (loss)	(3.64)	(.04) H	4.29	.99	2.20	4.96
Total from investment operations	(3.43)	.35	4.67	1.34	2.54	5.27
Distributions from net investment income	-	(.43)	(.80)	(.38)	(.35)	(.35)
Distributions from net realized gain	(.02)	(2.21)	(3.22)	(.89)	(.09)	-
Total distributions	(.02)	(2.64)	(4.02)	(1.27)	(.44)	(.35)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.99	$ 23.44	$ 25.73	$ 25.08	$ 25.01	$ 22.91
Total Return B, C, D	(14.64)%	1.27%	19.89%	5.61%	11.22%	30.05%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.80%	.82%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.82%	.81%	.83%	.82%
Expenses net of all reductions	.81% A	.79%	.81%	.80%	.82%	.81%
Net investment income (loss)	1.95% A	1.46%	1.51%	1.46%	1.46%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,251	$ 13,558	$ 17,089	$ 9,651	$ 5,617	$ 1,891
Portfolio turnover rate G	30% A	20%	22%	19%	22%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 23.85	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.23	.44	.42	.17
Net realized and unrealized gain (loss)	(3.71)	(.05) H	4.36	.85
Total from investment operations	(3.48)	.39	4.78	1.02
Distributions from net investment income	-	(.48)	(.89)	-
Distributions from net realized gain	(.02)	(2.21)	(3.22)	-
Total distributions	(.02)	(2.69)	(4.11)	-
Redemption fees added to paid in capital E, K	-	-	-	-
Net asset value, end of period	$ 20.35	$ 23.85	$ 26.15	$ 25.48
Total Return B, C, D	(14.60)%	1.39%	20.04%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	.65% A	.66%	.69%	.74% A
Expenses net of fee waivers, if any	.65% A	.66%	.69%	.74% A
Expenses net of all reductions	.65% A	.66%	.69%	.73% A
Net investment income (loss)	2.10% A	1.60%	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,974	$ 230,534	$ 170,050	$ 37,500
Portfolio turnover rate G	30% A	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,338,236,470
Unrealized depreciation	(1,659,807,289)
Net unrealized appreciation (depreciation)	$ 678,429,181
Cost for federal income tax purposes	$ 8,096,909,939

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,473,791,925 and $2,129,352,315, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 400,775
Service Class 2	2,943,837
Service Class 2R	13,396
$ 3,358,008

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,119,397
Service Class	266,537
Service Class 2	787,718
Service Class 2R	3,538
Investor Class	165,070
$ 3,342,260

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,727 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,847,901	2.91%	$84,225

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10,322 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,161,485.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $18,460,150. The weighted average interest rate was 3.60%. The interest expense amounted to $36,929 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24,967 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,923.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 20% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $441,909, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 137,272,719
Service Class	-	16,555,512
Service Class 2	-	43,201,505
Service Class 2R	-	237,361
Investor Class	-	4,138,003
Total	$ -	$ 201,405,100
From net realized gain
Initial Class	$ 5,879,386	$ 605,242,729
Service Class	748,441	77,757,239
Service Class 2	2,153,837	217,894,303
Service Class 2R	10,338	1,223,747
Investor Class	189,539	19,334,538
Total	$ 8,981,541	$ 921,452,556

Semiannual Report

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	4,008,374	9,919,751	$ 88,119,819	$ 270,689,892
Reinvestment of distributions	269,692	30,642,204	5,879,386	742,515,448
Shares redeemed	(30,995,651)	(56,707,193)	(686,122,712)	(1,549,810,794)
Net increase (decrease)	(26,717,585)	(16,145,238)	$ (592,123,507)	$ (536,605,454)
Service Class
Shares sold	627,390	1,556,560	$ 13,859,050	$ 42,122,639
Reinvestment of distributions	34,474	3,906,238	748,441	94,312,751
Shares redeemed	(5,152,356)	(9,669,915)	(113,648,355)	(262,876,733)
Net increase (decrease)	(4,490,492)	(4,207,117)	$ (99,040,864)	$ (126,441,343)
Service Class 2
Shares sold	6,157,796	19,215,696	$ 134,555,746	$ 515,996,306
Reinvestment of distributions	100,318	10,936,330	2,153,837	261,095,808
Shares redeemed	(10,216,120)	(12,279,783)	(223,081,382)	(329,898,169)
Net increase (decrease)	(3,958,006)	17,872,243	$ (86,371,799)	$ 447,193,945
Service Class 2R
Shares sold	58,100	180,145	$ 1,290,211	$ 4,895,399
Reinvestment of distributions	484	61,484	10,338	1,461,108
Shares redeemed	(174,099)	(327,382)	(3,749,425)	(8,617,113)
Net increase (decrease)	(115,515)	(85,753)	$ (2,448,876)	$ (2,260,606)
Investor Class
Shares sold	710,087	3,383,207	$ 15,796,230	$ 92,001,453
Reinvestment of distributions	8,718	971,586	189,539	23,472,541
Shares redeemed	(1,000,797)	(1,193,211)	(22,103,410)	(32,448,936)
Net increase (decrease)	(281,992)	3,161,582	$ (6,117,641)	$ 83,025,058

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	821,220,039.81	95.845
Withheld	35,598,080.64	4.155
TOTAL	856,818,120.45	100.000
Dennis J. Dirks
Affirmative	822,124,493.63	95.951
Withheld	34,693,626.82	4.049
TOTAL	856,818,120.45	100.000
Edward C. Johnson 3d
Affirmative	820,473,313.05	95.758
Withheld	36,344,807.40	4.242
TOTAL	856,818,120.45	100.000
Alan J. Lacy
Affirmative	822,170,402.95	95.956
Withheld	34,647,717.50	4.044
TOTAL	856,818,120.45	100.000
Ned C. Lautenbach
Affirmative	821,435,006.18	95.870
Withheld	35,383,114.27	4.130
TOTAL	856,818,120.45	100.000
Joseph Mauriello
Affirmative	822,174,756.53	95.957
Withheld	34,643,363.92	4.043
TOTAL	856,818,120.45	100.000
Cornelia M. Small
Affirmative	822,263,792.20	95.967
Withheld	34,554,328.25	4.033
TOTAL	856,818,120.45	100.000
William S. Stavropoulos
Affirmative	821,014,987.67	95.821
Withheld	35,803,132.78	4.179
TOTAL	856,818,120.45	100.000
David M. Thomas
Affirmative	822,321,743.26	95.974
Withheld	34,496,377.19	4.026
TOTAL	856,818,120.45	100.000
Michael E. Wiley
Affirmative	822,218,346.41	95.962
Withheld	34,599,774.04	4.038
TOTAL	856,818,120.45	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	701,273,514.99	81.846
Against	103,131,328.05	12.037
Abstain	52,413,277.41	6.117
TOTAL	856,818,120.45	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0808
1.705693.110

Fidelity® Variable Insurance Products:
Equity-Income Portfolio - Service Class 2R

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	11	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Proxy Voting Results	22

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 854.40	$ 2.58
Hypothetical A	$ 1,000.00	$ 1,022.08	$ 2.82
Service Class
Actual	$ 1,000.00	$ 853.90	$ 3.04
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.32
Service Class 2
Actual	$ 1,000.00	$ 853.10	$ 3.73
Hypothetical A	$ 1,000.00	$ 1,020.84	$ 4.07
Service Class 2R
Actual	$ 1,000.00	$ 853.60	$ 3.73
Hypothetical A	$ 1,000.00	$ 1,020.84	$ 4.07
Investor Class
Actual	$ 1,000.00	$ 854.00	$ 3.00
Hypothetical A	$ 1,000.00	$ 1,021.63	$ 3.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.56%
Service Class	.66%
Service Class 2.81%
Service Class 2R	.81%
Investor Class	.65%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.9	6.2
AT&T, Inc.	3.5	3.7
Chevron Corp.	2.2	1.9
ConocoPhillips	2.0	1.4
JPMorgan Chase & Co.	2.0	2.1
Bank of America Corp.	2.0	2.8
Schlumberger Ltd. (NY Shares)	1.8	1.5
General Electric Co.	1.8	1.7
Verizon Communications, Inc.	1.5	1.6
Citigroup, Inc.	1.5	1.6
	24.2
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	24.5
Energy	21.3	18.0
Consumer Discretionary	12.9	11.2
Industrials	10.0	10.1
Information Technology	9.2	10.0
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 98.3%		Stocks 98.4%
	Bonds 1.2%		Bonds 0.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	11.1%	** Foreign investments	9.7%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.	749,853	$ 5,991,325
Johnson Controls, Inc.	1,025,852	29,421,435
The Goodyear Tire & Rubber Co. (a)	793,200	14,142,756
TRW Automotive Holdings Corp. (a)	418,600	7,731,542
		57,287,058
Automobiles - 1.0%
Fiat SpA	383,700	6,246,650
Ford Motor Co. (a)	3,012,401	14,489,649
General Motors Corp. (d)	1,040,200	11,962,300
Harley-Davidson, Inc.	847,250	30,721,285
Renault SA	147,379	11,994,649
Toyota Motor Corp. sponsored ADR	43,500	4,089,000
Winnebago Industries, Inc. (d)	349,700	3,563,443
		83,066,976
Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,392,268	29,794,535
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	308,300	17,332,626
Starbucks Corp. (a)	1,590,800	25,039,192
Wyndham Worldwide Corp.	286,702	5,134,833
		47,506,651
Household Durables - 1.5%
Beazer Homes USA, Inc. (d)	548,987	3,057,858
Black & Decker Corp.	318,300	18,305,433
Centex Corp.	1,082,900	14,478,373
KB Home	197,800	3,348,754
Lennar Corp. Class A (d)	674,700	8,325,798
Newell Rubbermaid, Inc.	952,600	15,994,154
Pulte Homes, Inc.	612,200	5,895,486
The Stanley Works	409,830	18,372,679
Whirlpool Corp.	649,734	40,108,080
		127,886,615
Internet & Catalog Retail - 0.2%
Liberty Media Corp. - Interactive Series A (a)	1,253,369	18,499,726
Leisure Equipment & Products - 0.5%
Brunswick Corp.	1,296,457	13,742,444
Eastman Kodak Co.	1,466,700	21,164,481
Polaris Industries, Inc. (d)	270,553	10,924,930
		45,831,855
Media - 3.9%
Belo Corp. Series A	840,366	6,143,075
Citadel Broadcasting Corp.	1,986,704	2,423,779
Clear Channel Communications, Inc.	1,568,958	55,227,322
Comcast Corp. Class A	2,625,836	49,812,109
E.W. Scripps Co. Class A	524,760	21,798,530
Gannett Co., Inc.	479,800	10,397,266
Informa PLC	602,000	4,932,741

	Shares	Value
McGraw-Hill Companies, Inc.	182,500	$ 7,321,900
News Corp. Class B	1,099,204	16,872,781
The McClatchy Co. Class A (d)	1,152,851	7,816,330
The New York Times Co. Class A (d)	551,808	8,492,325
The Walt Disney Co.	895,300	27,933,360
Time Warner Cable, Inc. (a)	622,300	16,478,504
Time Warner, Inc.	5,646,950	83,574,860
Virgin Media, Inc.	752,873	10,246,602
Vivendi	225,403	8,499,102
		337,970,586
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	658,300	13,126,502
JCPenney Co., Inc.	429,600	15,590,184
Kohl's Corp. (a)	1,166,353	46,700,774
Macy's, Inc. (d)	1,438,400	27,933,728
Sears Holdings Corp. (a)(d)	230,600	16,985,996
Target Corp. (d)	680,400	31,631,796
Tuesday Morning Corp. (a)(d)	555,523	2,283,200
		154,252,180
Specialty Retail - 1.6%
Chico's FAS, Inc. (a)	781,597	4,197,176
Foot Locker, Inc. (d)	669,157	8,331,005
Home Depot, Inc.	2,691,900	63,044,298
OfficeMax, Inc.	513,300	7,134,870
PetSmart, Inc.	358,968	7,161,412
RadioShack Corp.	557,700	6,842,979
Staples, Inc.	958,945	22,774,944
Williams-Sonoma, Inc. (d)	776,100	15,397,824
		134,884,508
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	729,615	10,324,052
TOTAL CONSUMER DISCRETIONARY		1,047,304,742
CONSUMER STAPLES - 4.7%
Beverages - 0.3%
Carlsberg AS Series B (d)	145,050	13,972,630
Heineken NV (Bearer)	243,454	12,397,548
		26,370,178
Food & Staples Retailing - 1.3%
Rite Aid Corp. (a)(d)	2,693,868	4,283,250
Wal-Mart Stores, Inc.	1,889,713	106,201,871
Winn-Dixie Stores, Inc. (a)	237,142	3,799,015
		114,284,136
Food Products - 0.9%
Hershey Co.	840,800	27,561,424
Kraft Foods, Inc. Class A	526,654	14,983,306
Marine Harvest ASA (a)	18,229,000	13,351,337
Nestle SA (Reg.)	400,970	18,071,351
Tyson Foods, Inc. Class A	400,800	5,987,952
		79,955,370
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.9%
Energizer Holdings, Inc. (a)	113,000	$ 8,259,170
Kimberly-Clark Corp.	481,400	28,778,092
Procter & Gamble Co.	615,142	37,406,785
		74,444,047
Personal Products - 0.3%
Avon Products, Inc.	479,270	17,263,305
Estee Lauder Companies, Inc. Class A	148,400	6,893,180
		24,156,485
Tobacco - 1.0%
Altria Group, Inc.	1,270,705	26,125,695
Philip Morris International, Inc.	1,249,705	61,722,930
		87,848,625
TOTAL CONSUMER STAPLES		407,058,841
ENERGY - 21.3%
Energy Equipment & Services - 4.6%
BJ Services Co.	452,324	14,447,229
Halliburton Co.	1,000,995	53,122,805
Nabors Industries Ltd. (a)	1,144,413	56,339,452
Noble Corp.	1,587,668	103,134,913
Pride International, Inc. (a)	374,500	17,710,105
Schlumberger Ltd. (NY Shares)	1,407,857	151,246,078
		396,000,582
Oil, Gas & Consumable Fuels - 16.7%
Apache Corp.	456,780	63,492,420
Boardwalk Pipeline Partners, LP	310,500	7,293,645
Chevron Corp.	1,951,542	193,456,358
ConocoPhillips	1,867,500	176,273,325
CONSOL Energy, Inc.	43,799	4,921,694
EOG Resources, Inc.	569,400	74,705,280
Exxon Mobil Corp.	5,726,793	504,702,263
Hess Corp.	584,200	73,720,198
Occidental Petroleum Corp.	909,300	81,709,698
Peabody Energy Corp.	297,861	26,226,661
Repsol YPF SA	101,300	3,975,451
Repsol YPF SA sponsored ADR	1,328,174	52,157,393
Royal Dutch Shell PLC:
Class A sponsored ADR	732,100	59,819,891
Class B ADR	92,000	7,370,120
Total SA sponsored ADR	760,133	64,816,541
Valero Energy Corp.	715,614	29,468,985
Williams Companies, Inc.	464,600	18,728,026
		1,442,837,949
TOTAL ENERGY		1,838,838,531

	Shares	Value
FINANCIALS - 20.1%
Capital Markets - 3.4%
Bank of New York Mellon Corp.	2,696,095	$ 101,993,274
Goldman Sachs Group, Inc.	281,179	49,178,207
KKR Private Equity Investors, LP	266,500	3,424,525
KKR Private Equity Investors, LP Restricted Depositary Units (e)	601,500	7,729,275
Legg Mason, Inc.	329,950	14,375,922
Lehman Brothers Holdings, Inc.	724,046	14,343,351
Merrill Lynch & Co., Inc. (d)	818,600	25,957,806
Morgan Stanley	1,658,800	59,832,916
State Street Corp.	175,280	11,216,167
		288,051,443
Commercial Banks - 4.4%
Associated Banc-Corp. (d)	1,194,855	23,048,753
HSBC Holdings PLC sponsored ADR	611,992	46,939,786
KeyCorp	1,335,100	14,659,398
Lloyds TSB Group PLC	2,265,900	13,901,982
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	524,200	4,612,960
PNC Financial Services Group, Inc.	1,047,039	59,785,927
Royal Bank of Scotland Group PLC	1,695,536	7,218,177
Societe Generale Series A	99,147	8,595,934
Sterling Financial Corp., Washington	750,427	3,106,768
U.S. Bancorp, Delaware	1,153,838	32,180,542
Wachovia Corp.	4,237,757	65,812,366
Wells Fargo & Co.	4,025,100	95,596,125
		375,458,718
Consumer Finance - 0.6%
Capital One Financial Corp.	144,399	5,488,606
Discover Financial Services	2,610,969	34,386,462
SLM Corp. (a)	696,432	13,475,959
		53,351,027
Diversified Financial Services - 5.5%
Bank of America Corp.	7,169,377	171,133,029
CIT Group, Inc.	439,900	2,995,719
Citigroup, Inc. (d)	7,505,619	125,794,174
JPMorgan Chase & Co.	5,090,712	174,662,329
		474,585,251
Insurance - 3.7%
ACE Ltd.	753,096	41,488,059
American International Group, Inc.	4,537,750	120,068,865
Hartford Financial Services Group, Inc.	692,900	44,740,553
MetLife, Inc. unit	722,300	18,931,483
Montpelier Re Holdings Ltd.	1,305,000	19,248,750
PartnerRe Ltd.	403,824	27,916,353
The Travelers Companies, Inc.	884,196	38,374,106
XL Capital Ltd. Class A	262,271	5,392,292
		316,160,461
Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	637,700	9,890,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.	667,347	$ 23,163,614
General Growth Properties, Inc.	52,000	1,821,560
HCP, Inc.	671,500	21,360,415
LaSalle Hotel Properties (SBI)	200,481	5,038,088
Senior Housing Properties Trust (SBI)	559,556	10,928,129
		72,202,533
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	1,506,641	28,927,507
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	724,710	3,080,018
Fannie Mae	2,848,075	55,565,943
Freddie Mac	1,539,300	25,244,520
MGIC Investment Corp. (d)	722,352	4,413,571
New York Community Bancorp, Inc.	929,120	16,575,501
People's United Financial, Inc.	214,000	3,338,400
Washington Mutual, Inc.	2,951,442	14,550,609
		122,768,562
TOTAL FINANCIALS		1,731,505,502
HEALTH CARE - 6.4%
Biotechnology - 0.4%
Amgen, Inc. (a)	700,022	33,013,038
Cubist Pharmaceuticals, Inc. (a)	157,102	2,805,842
		35,818,880
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	856,500	10,526,385
Covidien Ltd.	825,436	39,530,130
Medtronic, Inc.	315,400	16,321,950
		66,378,465
Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc. (d)	510,193	10,387,529
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	1,254,600	25,756,938
Johnson & Johnson	1,485,400	95,570,636
Merck & Co., Inc.	1,543,300	58,166,977
Pfizer, Inc.	6,922,000	120,927,340
Schering-Plough Corp.	2,563,936	50,483,900
Wyeth	1,843,600	88,419,056
		439,324,847
TOTAL HEALTH CARE		551,909,721
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.0%
General Dynamics Corp.	257,200	21,656,240
Goodrich Corp.	306,600	14,551,236
Honeywell International, Inc.	1,854,425	93,240,489

	Shares	Value
Lockheed Martin Corp.	319,500	$ 31,521,870
Northrop Grumman Corp.	37,500	2,508,750
Spirit AeroSystems Holdings, Inc. Class A (a)	658,082	12,622,013
The Boeing Co.	410,584	26,983,580
United Technologies Corp.	935,640	57,728,988
		260,813,166
Building Products - 0.2%
Masco Corp.	1,425,400	22,421,542
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	602,279	26,458,116
Equifax, Inc.	370,134	12,443,905
Waste Management, Inc.	564,300	21,279,753
		60,181,774
Industrial Conglomerates - 3.4%
3M Co.	823,500	57,307,365
General Electric Co.	5,664,290	151,179,900
Siemens AG sponsored ADR	426,400	46,959,432
Tyco International Ltd.	872,236	34,924,329
		290,371,026
Machinery - 1.7%
Briggs & Stratton Corp. (d)	1,147,588	14,551,416
Caterpillar, Inc.	276,700	20,425,994
Eaton Corp.	203,900	17,325,383
Illinois Tool Works, Inc.	292,100	13,877,671
Ingersoll-Rand Co. Ltd. Class A	702,488	26,294,126
Kennametal, Inc.	252,200	8,209,110
SPX Corp.	363,210	47,845,653
		148,529,353
Marine - 0.1%
Alexander & Baldwin, Inc.	136,800	6,231,240
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	521,800	52,122,602
Union Pacific Corp.	311,000	23,480,500
		75,603,102
TOTAL INDUSTRIALS		864,151,203
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	1,815,700	42,233,182
Harris Corp.	241,400	12,188,286
Motorola, Inc.	2,489,712	18,274,486
		72,695,954
Computers & Peripherals - 2.5%
EMC Corp. (a)	1,303,200	19,144,008
Hewlett-Packard Co.	2,250,611	99,499,512
International Business Machines Corp.	799,700	94,788,441
		213,431,961
Electronic Equipment & Instruments - 0.8%
Arrow Electronics, Inc. (a)	642,600	19,740,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Avnet, Inc. (a)	638,230	$ 17,410,914
Tyco Electronics Ltd.	986,536	35,337,720
		72,489,306
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	21,692	11,419,103
IT Services - 0.6%
Electronic Data Systems Corp.	691,200	17,031,168
MoneyGram International, Inc.	895,100	814,541
The Western Union Co.	831,400	20,552,208
Unisys Corp. (a)	2,098,000	8,287,100
Visa, Inc.	59,443	4,833,310
		51,518,327
Office Electronics - 0.3%
Xerox Corp.	1,763,635	23,914,891
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	1,025,500	32,580,135
Applied Materials, Inc.	2,149,400	41,032,046
Atmel Corp. (a)	940,400	3,272,592
Intel Corp.	4,124,600	88,596,408
Micron Technology, Inc. (a)	941,000	5,646,000
National Semiconductor Corp.	1,854,547	38,092,395
Novellus Systems, Inc. (a)	831,039	17,609,716
Teradyne, Inc. (a)	2,076,900	22,991,283
Varian Semiconductor Equipment Associates, Inc. (a)	347,400	12,096,468
		261,917,043
Software - 0.8%
Microsoft Corp.	1,598,800	43,982,988
Symantec Corp. (a)	1,227,933	23,760,504
		67,743,492
TOTAL INFORMATION TECHNOLOGY		775,130,077
MATERIALS - 2.4%
Chemicals - 1.5%
Celanese Corp. Class A	620,800	28,345,728
Chemtura Corp.	2,415,964	14,109,230
Dow Chemical Co.	542,200	18,928,202
E.I. du Pont de Nemours & Co.	549,000	23,546,610
Georgia Gulf Corp. (d)	617,292	1,790,147
H.B. Fuller Co.	389,950	8,750,478
Hercules, Inc.	560,816	9,494,615
Linde AG	194,300	27,291,412
		132,256,422
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	2,442,972	9,942,896

	Shares	Value
Metals & Mining - 0.8%
Alcoa, Inc.	1,576,371	$ 56,150,335
Nucor Corp.	133,800	9,990,846
		66,141,181
TOTAL MATERIALS		208,340,499
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	8,847,269	298,064,493
Qwest Communications International, Inc.	8,250,900	32,426,037
Verizon Communications, Inc.	3,689,602	130,611,911
		461,102,441
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp.	3,175,700	30,169,150
Vodafone Group PLC sponsored ADR	1,043,587	30,744,073
		60,913,223
TOTAL TELECOMMUNICATION SERVICES		522,015,664
UTILITIES - 3.6%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	463,300	23,215,963
Entergy Corp.	535,600	64,529,088
Exelon Corp.	572,700	51,520,092
PPL Corp.	562,400	29,396,648
		168,661,791
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,755,658	33,726,190
Multi-Utilities - 1.2%
Public Service Enterprise Group, Inc.	1,555,900	71,462,487
Wisconsin Energy Corp.	782,600	35,389,172
		106,851,659
TOTAL UTILITIES		309,239,640
TOTAL COMMON STOCKS (Cost $7,485,036,944)		8,255,494,420
Convertible Preferred Stocks - 2.5%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	659,300	8,748,911
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	404,400	4,246,200
TOTAL CONSUMER DISCRETIONARY		12,995,111
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 1.6%
Capital Markets - 0.4%
Legg Mason, Inc. 7.00%	230,600	$ 9,649,918
Lehman Brothers Holdings, Inc. 7.25%	32,400	26,063,532
		35,713,450
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	9,000	6,300,000
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	17,700	15,642,375
CIT Group, Inc.:
7.75%	406,600	4,013,142
Series C, 8.75%	81,800	3,343,984
Citigroup, Inc. Series T, 6.50%	432,849	18,828,932
		41,828,433
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	510,400	30,451,995
Thrifts & Mortgage Finance - 0.3%
Fannie Mae 8.75%	541,300	20,840,050
Washington Mutual, Inc. Series R, 7.75%	11,800	6,882,350
		27,722,400
TOTAL FINANCIALS		142,016,278
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Schering-Plough Corp. 6.00%	93,000	17,703,480
MATERIALS - 0.5%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	3,901,865
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	232,700	39,051,249
TOTAL MATERIALS		42,953,114
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $256,918,678)		215,667,983
Investment Companies - 0.0%

Ares Capital Corp. (Cost $10,607,570)	604,054	6,088,864
Corporate Bonds - 1.2%
	Principal Amount
Convertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 10,280,000	7,388,236

	Principal Amount	Value
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	$ 3,650,000	$ 2,080,500
Media - 0.4%
Liberty Media Corp.:
3.5% 1/15/31	259,098	164,931
4% 11/15/29 (e)	4,750,000	2,565,000
3.5% 1/15/31 (e)	9,480,719	6,035,027
News America, Inc. liquid yield option note:
0% 2/28/21 (e)	22,670,000	13,233,613
0% 2/28/21	3,490,000	2,037,288
Virgin Media, Inc. 6.5% 11/15/16 (e)	9,500,000	9,788,800
		33,824,659
TOTAL CONSUMER DISCRETIONARY		43,293,395
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Rite Aid Corp. 8.5% 5/15/15	6,360,000	5,798,412
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	5,740,000	4,328,069
INDUSTRIALS - 0.0%
Airlines - 0.0%
UAL Corp.:
4.5% 6/30/21 (e)	8,490,000	3,207,522
4.5% 6/30/21	280,000	105,784
		3,313,306
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	14,340,000	9,095,862
6% 5/1/15	4,780,000	3,031,954
Micron Technology, Inc. 1.875% 6/1/14	2,570,000	1,829,532
		13,957,348
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,320,000	5,033,627
5.25% 12/15/11 (e)	11,850,000	10,740,129
5.25% 12/15/11	4,290,000	3,888,199
		19,661,955
TOTAL CONVERTIBLE BONDS		90,352,485
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	$ 15,700,000	$ 11,243,335
TOTAL CORPORATE BONDS (Cost $133,000,489)		101,595,820
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	23,908,917	23,908,917
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	172,583,116	172,583,116
TOTAL MONEY MARKET FUNDS (Cost $196,492,033)		196,492,033
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $8,082,055,714)		8,775,339,120
NET OTHER ASSETS - (1.8)%		(155,815,817)
NET ASSETS - 100%		$ 8,619,523,303
Security Type Abbreviation
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,723,297 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 214,452
Fidelity Securities Lending Cash Central Fund	3,161,485
Total	$ 3,375,937
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,775,339,120	$ 8,307,626,353	$ 467,712,767	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
United Kingdom	2.2%
Bermuda	2.1%
Netherlands Antilles	1.8%
Cayman Islands	1.7%
France	1.1%
Others (individually less than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $161,966,591) - See accompanying schedule: Unaffiliated issuers (cost $7,885,563,681)	$ 8,578,847,087
Fidelity Central Funds (cost $196,492,033)	196,492,033
Total Investments (cost $8,082,055,714)		$ 8,775,339,120
Cash		254,870
Receivable for investments sold		16,463,424
Receivable for fund shares sold		9,144,398
Dividends receivable		13,450,945
Interest receivable		760,649
Distributions receivable from Fidelity Central Funds		652,088
Prepaid expenses		17,353
Other receivables		329,069
Total assets		8,816,411,916

Liabilities
Payable for investments purchased	$ 5,053,920
Payable for fund shares redeemed	13,553,601
Accrued management fee	3,500,905
Distribution fees payable	534,981
Other affiliated payables	631,865
Other payables and accrued expenses	1,030,225
Collateral on securities loaned, at value	172,583,116
Total liabilities		196,888,613

Net Assets		$ 8,619,523,303
Net Assets consist of:
Paid in capital		$ 7,465,988,382
Undistributed net investment income		103,593,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		356,657,799
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		693,283,693
Net Assets		$ 8,619,523,303

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,602,666,064 ÷ 274,510,254 shares)	$ 20.41

Service Class: Net Asset Value, offering price and redemption price per share ($693,769,312 ÷ 34,133,832 shares)	$ 20.32

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,122,863,690 ÷ 105,657,667 shares)	$ 20.09

Service Class 2R: Net Asset Value, offering price and redemption price per share ($9,250,599 ÷ 462,803 shares)	$ 19.99

Investor Class: Net Asset Value, offering price and redemption price per share ($190,973,638 ÷ 9,382,576 shares)	$ 20.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 127,539,484
Interest		3,225,822
Income from Fidelity Central Funds		3,375,937
Total income		134,141,243

Expenses
Management fee	$ 22,235,162
Transfer agent fees	3,342,260
Distribution fees	3,358,008
Accounting and security lending fees	656,790
Custodian fees and expenses	85,219
Independent trustees' compensation	21,516
Depreciation in deferred trustee compensation account	(933)
Audit	41,207
Legal	18,784
Interest	121,154
Miscellaneous	902,077
Total expenses before reductions	30,781,244
Expense reductions	(26,890)	30,754,354
Net investment income (loss)		103,386,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	368,341,704
Investment not meeting investment restrictions	32,186
Foreign currency transactions	(18,217)
Total net realized gain (loss)		368,355,673
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,006,065,507)
Assets and liabilities in foreign currencies	(378)
Total change in net unrealized appreciation (depreciation)		(2,006,065,885)
Net gain (loss)		(1,637,710,212)
Net increase (decrease) in net assets resulting from operations		$ (1,534,323,323)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,386,889	$ 197,428,237
Net realized gain (loss)	368,355,673	910,261,376
Change in net unrealized appreciation (depreciation)	(2,006,065,885)	(894,509,627)
Net increase (decrease) in net assets resulting from operations	(1,534,323,323)	213,179,986
Distributions to shareholders from net investment income	-	(201,405,100)
Distributions to shareholders from net realized gain	(8,981,541)	(921,452,556)
Total distributions	(8,981,541)	(1,122,857,656)
Share transactions - net increase (decrease)	(786,102,687)	(135,088,400)
Redemption fees	1,305	5,392
Total increase (decrease) in net assets	(2,329,406,246)	(1,044,760,678)

Net Assets
Beginning of period	10,948,929,549	11,993,690,227
End of period (including undistributed net investment income of $103,593,429 and undistributed net investment income of $206,540, respectively)	$ 8,619,523,303	$ 10,948,929,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 26.20	$ 25.49	$ 25.37	$ 23.18	$ 18.16
Income from Investment Operations
Net investment income (loss) E	.24	.47	.45	.42	.40	.36
Net realized and unrealized gain (loss)	(3.72)	(.05) H	4.37	1.00	2.24	5.01
Total from investment operations	(3.48)	.42	4.82	1.42	2.64	5.37
Distributions from net investment income	-	(.50)	(.89)	(.41)	(.36)	(.35)
Distributions from net realized gain	(.02)	(2.21)	(3.22)	(.89)	(.09)	-
Total distributions	(.02)	(2.71)	(4.11)	(1.30)	(.45)	(.35)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 20.41	$ 23.91	$ 26.20	$ 25.49	$ 25.37	$ 23.18
Total Return B, C, D	(14.56)%	1.53%	20.19%	5.87%	11.53%	30.33%
Ratios to Average Net Assets F, I
Expenses before reductions	.56% A	.55%	.57%	.56%	.58%	.57%
Expenses net of fee waivers, if any	.56% A	.55%	.57%	.56%	.58%	.57%
Expenses net of all reductions	.56% A	.54%	.56%	.55%	.57%	.56%
Net investment income (loss)	2.20% A	1.71%	1.76%	1.71%	1.71%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,602,666	$ 7,201,655	$ 8,315,159	$ 7,875,801	$ 8,689,829	$ 8,402,963
Portfolio turnover rate G	30% A	20%	22%	19%	22%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.82	$ 26.11	$ 25.39	$ 25.28	$ 23.11	$ 18.10
Income from Investment Operations
Net investment income (loss) E	.23	.44	.43	.39	.38	.34
Net realized and unrealized gain (loss)	(3.71)	(.05) H	4.35	1.00	2.22	5.00
Total from investment operations	(3.48)	.39	4.78	1.39	2.60	5.34
Distributions from net investment income	-	(.47)	(.84)	(.39)	(.34)	(.33)
Distributions from net realized gain	(.02)	(2.21)	(3.22)	(.89)	(.09)	-
Total distributions	(.02)	(2.68)	(4.06)	(1.28)	(.43)	(.33)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 20.32	$ 23.82	$ 26.11	$ 25.39	$ 25.28	$ 23.11
Total Return B, C, D	(14.61)%	1.42%	20.08%	5.76%	11.38%	30.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.65%	.67%	.66%	.68%	.67%
Expenses net of fee waivers, if any	.66% A	.65%	.67%	.66%	.68%	.67%
Expenses net of all reductions	.66% A	.64%	.66%	.65%	.67%	.66%
Net investment income (loss)	2.10% A	1.61%	1.66%	1.61%	1.61%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,769	$ 920,054	$ 1,118,333	$ 1,079,838	$ 1,170,778	$ 1,071,483
Portfolio turnover rate G	30% A	20%	22%	19%	22%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.57	$ 25.87	$ 25.17	$ 25.09	$ 22.96	$ 18.00
Income from Investment Operations
Net investment income (loss) E	.21	.39	.38	.35	.34	.31
Net realized and unrealized gain (loss)	(3.67)	(.04) H	4.32	.98	2.21	4.97
Total from investment operations	(3.46)	.35	4.70	1.33	2.55	5.28
Distributions from net investment income	-	(.44)	(.78)	(.36)	(.33)	(.32)
Distributions from net realized gain	(.02)	(2.21)	(3.22)	(.89)	(.09)	-
Total distributions	(.02)	(2.65)	(4.00)	(1.25)	(.42)	(.32)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 20.09	$ 23.57	$ 25.87	$ 25.17	$ 25.09	$ 22.96
Total Return B, C, D	(14.69)%	1.27%	19.93%	5.57%	11.23%	30.03%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.80%	.82%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.82%	.81%	.83%	.82%
Expenses net of all reductions	.81% A	.80%	.82%	.80%	.82%	.81%
Net investment income (loss)	1.94% A	1.46%	1.51%	1.46%	1.46%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,122,864	$ 2,583,129	$ 2,373,059	$ 1,723,546	$ 1,420,999	$ 916,679
Portfolio turnover rate G	30% A	20%	22%	19%	22%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.44	$ 25.73	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Income from Investment Operations
Net investment income (loss) E	.21	.39	.38	.35	.34	.31
Net realized and unrealized gain (loss)	(3.64)	(.04) H	4.29	.99	2.20	4.96
Total from investment operations	(3.43)	.35	4.67	1.34	2.54	5.27
Distributions from net investment income	-	(.43)	(.80)	(.38)	(.35)	(.35)
Distributions from net realized gain	(.02)	(2.21)	(3.22)	(.89)	(.09)	-
Total distributions	(.02)	(2.64)	(4.02)	(1.27)	(.44)	(.35)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.99	$ 23.44	$ 25.73	$ 25.08	$ 25.01	$ 22.91
Total Return B, C, D	(14.64)%	1.27%	19.89%	5.61%	11.22%	30.05%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.80%	.82%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.82%	.81%	.83%	.82%
Expenses net of all reductions	.81% A	.79%	.81%	.80%	.82%	.81%
Net investment income (loss)	1.95% A	1.46%	1.51%	1.46%	1.46%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,251	$ 13,558	$ 17,089	$ 9,651	$ 5,617	$ 1,891
Portfolio turnover rate G	30% A	20%	22%	19%	22%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 23.85	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.23	.44	.42	.17
Net realized and unrealized gain (loss)	(3.71)	(.05) H	4.36	.85
Total from investment operations	(3.48)	.39	4.78	1.02
Distributions from net investment income	-	(.48)	(.89)	-
Distributions from net realized gain	(.02)	(2.21)	(3.22)	-
Total distributions	(.02)	(2.69)	(4.11)	-
Redemption fees added to paid in capital E, K	-	-	-	-
Net asset value, end of period	$ 20.35	$ 23.85	$ 26.15	$ 25.48
Total Return B, C, D	(14.60)%	1.39%	20.04%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	.65% A	.66%	.69%	.74% A
Expenses net of fee waivers, if any	.65% A	.66%	.69%	.74% A
Expenses net of all reductions	.65% A	.66%	.69%	.73% A
Net investment income (loss)	2.10% A	1.60%	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,974	$ 230,534	$ 170,050	$ 37,500
Portfolio turnover rate G	30% A	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,338,236,470
Unrealized depreciation	(1,659,807,289)
Net unrealized appreciation (depreciation)	$ 678,429,181
Cost for federal income tax purposes	$ 8,096,909,939

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,473,791,925 and $2,129,352,315, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 400,775
Service Class 2	2,943,837
Service Class 2R	13,396
$ 3,358,008

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,119,397
Service Class	266,537
Service Class 2	787,718
Service Class 2R	3,538
Investor Class	165,070
$ 3,342,260

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,727 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,847,901	2.91%	$84,225

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10,322 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,161,485.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $18,460,150. The weighted average interest rate was 3.60%. The interest expense amounted to $36,929 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24,967 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,923.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 20% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $441,909, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 137,272,719
Service Class	-	16,555,512
Service Class 2	-	43,201,505
Service Class 2R	-	237,361
Investor Class	-	4,138,003
Total	$ -	$ 201,405,100
From net realized gain
Initial Class	$ 5,879,386	$ 605,242,729
Service Class	748,441	77,757,239
Service Class 2	2,153,837	217,894,303
Service Class 2R	10,338	1,223,747
Investor Class	189,539	19,334,538
Total	$ 8,981,541	$ 921,452,556

Semiannual Report

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	4,008,374	9,919,751	$ 88,119,819	$ 270,689,892
Reinvestment of distributions	269,692	30,642,204	5,879,386	742,515,448
Shares redeemed	(30,995,651)	(56,707,193)	(686,122,712)	(1,549,810,794)
Net increase (decrease)	(26,717,585)	(16,145,238)	$ (592,123,507)	$ (536,605,454)
Service Class
Shares sold	627,390	1,556,560	$ 13,859,050	$ 42,122,639
Reinvestment of distributions	34,474	3,906,238	748,441	94,312,751
Shares redeemed	(5,152,356)	(9,669,915)	(113,648,355)	(262,876,733)
Net increase (decrease)	(4,490,492)	(4,207,117)	$ (99,040,864)	$ (126,441,343)
Service Class 2
Shares sold	6,157,796	19,215,696	$ 134,555,746	$ 515,996,306
Reinvestment of distributions	100,318	10,936,330	2,153,837	261,095,808
Shares redeemed	(10,216,120)	(12,279,783)	(223,081,382)	(329,898,169)
Net increase (decrease)	(3,958,006)	17,872,243	$ (86,371,799)	$ 447,193,945
Service Class 2R
Shares sold	58,100	180,145	$ 1,290,211	$ 4,895,399
Reinvestment of distributions	484	61,484	10,338	1,461,108
Shares redeemed	(174,099)	(327,382)	(3,749,425)	(8,617,113)
Net increase (decrease)	(115,515)	(85,753)	$ (2,448,876)	$ (2,260,606)
Investor Class
Shares sold	710,087	3,383,207	$ 15,796,230	$ 92,001,453
Reinvestment of distributions	8,718	971,586	189,539	23,472,541
Shares redeemed	(1,000,797)	(1,193,211)	(22,103,410)	(32,448,936)
Net increase (decrease)	(281,992)	3,161,582	$ (6,117,641)	$ 83,025,058

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	821,220,039.81	95.845
Withheld	35,598,080.64	4.155
TOTAL	856,818,120.45	100.000
Dennis J. Dirks
Affirmative	822,124,493.63	95.951
Withheld	34,693,626.82	4.049
TOTAL	856,818,120.45	100.000
Edward C. Johnson 3d
Affirmative	820,473,313.05	95.758
Withheld	36,344,807.40	4.242
TOTAL	856,818,120.45	100.000
Alan J. Lacy
Affirmative	822,170,402.95	95.956
Withheld	34,647,717.50	4.044
TOTAL	856,818,120.45	100.000
Ned C. Lautenbach
Affirmative	821,435,006.18	95.870
Withheld	35,383,114.27	4.130
TOTAL	856,818,120.45	100.000
Joseph Mauriello
Affirmative	822,174,756.53	95.957
Withheld	34,643,363.92	4.043
TOTAL	856,818,120.45	100.000
Cornelia M. Small
Affirmative	822,263,792.20	95.967
Withheld	34,554,328.25	4.033
TOTAL	856,818,120.45	100.000
William S. Stavropoulos
Affirmative	821,014,987.67	95.821
Withheld	35,803,132.78	4.179
TOTAL	856,818,120.45	100.000
David M. Thomas
Affirmative	822,321,743.26	95.974
Withheld	34,496,377.19	4.026
TOTAL	856,818,120.45	100.000
Michael E. Wiley
Affirmative	822,218,346.41	95.962
Withheld	34,599,774.04	4.038
TOTAL	856,818,120.45	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	701,273,514.99	81.846
Against	103,131,328.05	12.037
Abstain	52,413,277.41	6.117
TOTAL	856,818,120.45	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-SANN-0808
1.833447.102

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 898.00	$ 3.16
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.37
Service Class
Actual	$ 1,000.00	$ 897.50	$ 3.63
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.87
Service Class 2
Actual	$ 1,000.00	$ 897.00	$ 4.34
HypotheticalA	$ 1,000.00	$ 1,020.29	$ 4.62
Service Class 2R
Actual	$ 1,000.00	$ 896.90	$ 4.34
HypotheticalA	$ 1,000.00	$ 1,020.29	$ 4.62
Investor Class
Actual	$ 1,000.00	$ 897.80	$ 3.59
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.67%
Service Class	.77%
Service Class 2.92%
Service Class 2R	.92%
Investor Class	.76%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.7	4.4
Applied Materials, Inc.	3.2	2.4
The Mosaic Co.	3.1	1.2
Nokia Corp. sponsored ADR	2.4	5.3
Medco Health Solutions, Inc.	2.3	0.5
Annaly Capital Management, Inc.	2.2	0.0
VeriSign, Inc.	2.0	1.1
Fording Canadian Coal Trust	1.9	0.0
Denbury Resources, Inc.	1.9	0.9
CVS Caremark Corp.	1.7	0.7
	24.4
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.2	37.1
Materials	13.9	2.7
Financials	13.8	11.0
Energy	13.3	10.4
Health Care	12.4	12.4
Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Stocks 98.6%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	27.8%	** Foreign investments	25.5%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 0.2%
Harley-Davidson, Inc.	325,700	$ 11,809,882
Diversified Consumer Services - 1.0%
Strayer Education, Inc.	288,471	60,310,632
Hotels, Restaurants & Leisure - 0.9%
BJ's Restaurants, Inc. (a)	171,492	1,668,617
McDonald's Corp.	783,476	44,047,021
Starwood Hotels & Resorts Worldwide, Inc.	245,700	9,845,199
		55,560,837
Leisure Equipment & Products - 0.7%
Nikon Corp.	1,582,000	46,194,131
Media - 1.0%
Focus Media Holding Ltd. ADR (a)(d)	852,290	23,625,479
National CineMedia, Inc.	819,490	8,735,763
The DIRECTV Group, Inc. (a)	1,049,600	27,195,136
		59,556,378
Specialty Retail - 0.4%
DSW, Inc. Class A (a)(d)	1,242,052	14,631,373
Gamestop Corp. Class A (a)	285,600	11,538,240
		26,169,613
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.	578,800	16,819,928
LVMH Moet Hennessy - Louis Vuitton	57,700	6,019,072
		22,839,000
TOTAL CONSUMER DISCRETIONARY		282,440,473
CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	2,668,206	105,580,911
Whole Foods Market, Inc. (d)	824,118	19,523,355
		125,104,266
Food Products - 1.2%
Green Mountain Coffee Roasters, Inc. (a)	215,952	8,113,317
Nestle SA sponsored ADR	573,500	64,862,850
		72,976,167
Household Products - 1.6%
Procter & Gamble Co.	1,590,917	96,743,663
TOTAL CONSUMER STAPLES		294,824,096
ENERGY - 13.3%
Energy Equipment & Services - 3.8%
Atwood Oceanics, Inc. (a)	74,000	9,201,160
ENSCO International, Inc.	222,501	17,964,731
FMC Technologies, Inc. (a)	179,900	13,839,707
Helmerich & Payne, Inc.	199,000	14,331,980
National Oilwell Varco, Inc. (a)	783,348	69,498,635

	Shares	Value
Smith International, Inc.	659,994	$ 54,871,901
Transocean, Inc. (a)	351,600	53,580,324
		233,288,438
Oil, Gas & Consumable Fuels - 9.5%
Chesapeake Energy Corp.	305,808	20,171,096
Denbury Resources, Inc. (a)	3,213,050	117,276,325
EOG Resources, Inc.	299,231	39,259,107
Galp Energia SGPS SA Class B	1,015,441	22,521,912
Hess Corp.	215,000	27,130,850
OAO Gazprom sponsored ADR	910,675	52,819,150
Occidental Petroleum Corp.	85,700	7,701,002
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,127,600	79,867,908
Reliance Industries Ltd.	316,559	15,449,303
Southwestern Energy Co. (a)	1,197,900	57,032,019
Ultra Petroleum Corp. (a)	988,526	97,073,253
Williams Companies, Inc.	1,251,547	50,449,860
		586,751,785
TOTAL ENERGY		820,040,223
FINANCIALS - 13.8%
Capital Markets - 2.3%
Bank of New York Mellon Corp.	401,700	15,196,311
Charles Schwab Corp.	3,070,572	63,069,549
Franklin Resources, Inc.	260,974	23,918,267
JMP Group, Inc.	98,900	653,729
Northern Trust Corp.	186,179	12,766,294
State Street Corp.	377,700	24,169,023
		139,773,173
Commercial Banks - 0.4%
UCBH Holdings, Inc.	937,700	2,109,825
Wachovia Corp.	1,492,400	23,176,972
		25,286,797
Diversified Financial Services - 1.3%
JPMorgan Chase & Co.	709,014	24,326,270
KKR Financial Holdings LLC	3,594,966	37,747,143
MSCI, Inc. Class A	559,320	20,297,723
		82,371,136
Insurance - 6.8%
AFLAC, Inc.	574,620	36,086,136
American International Group, Inc.	1,148,408	30,386,876
Assurant, Inc.	508,556	33,544,354
Berkshire Hathaway, Inc.:
Class A (a)	358	43,228,500
Class B (a)	56,481	226,601,771
Principal Financial Group, Inc.	423,275	17,764,852
Prudential Financial, Inc.	470,764	28,123,441
		415,735,930
Real Estate Investment Trusts - 3.0%
Annaly Capital Management, Inc.	8,741,881	135,586,574
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapitalSource, Inc. (d)	1,340,178	$ 14,849,172
MFA Mortgage Investments, Inc.	5,174,464	33,737,505
		184,173,251
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc. (d)	124,078	2,213,552
TOTAL FINANCIALS		849,553,839
HEALTH CARE - 12.4%
Biotechnology - 4.4%
Biogen Idec, Inc. (a)	1,227,524	68,606,316
CSL Ltd.	3,003,761	102,810,854
Genentech, Inc. (a)	450,185	34,169,042
Gilead Sciences, Inc. (a)	1,243,703	65,854,074
		271,440,286
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	192,700	31,369,633
Baxter International, Inc.	784,051	50,132,221
Becton, Dickinson & Co.	405,880	32,998,044
C.R. Bard, Inc.	355,400	31,257,430
China Medical Technologies, Inc. sponsored ADR (d)	499,030	24,652,082
Cochlear Ltd.	280,980	11,758,855
Covidien Ltd.	268,100	12,839,309
DENTSPLY International, Inc.	736,814	27,114,755
Mindray Medical International Ltd. sponsored ADR	523,970	19,554,560
		241,676,889
Health Care Providers & Services - 3.0%
Henry Schein, Inc. (a)	811,075	41,827,138
Medco Health Solutions, Inc. (a)	3,015,051	142,310,407
		184,137,545
Life Sciences Tools & Services - 0.9%
Covance, Inc. (a)(d)	532,076	45,769,178
Pharmaceutical Product Development, Inc.	304,099	13,045,847
		58,815,025
Pharmaceuticals - 0.2%
Novo Nordisk AS Series B	196,600	12,942,279
TOTAL HEALTH CARE		769,012,024
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.7%
General Dynamics Corp.	630,500	53,088,100
Rockwell Collins, Inc.	1,070,506	51,341,468
		104,429,568
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	146,873	6,289,102

	Shares	Value
Corrections Corp. of America (a)	435,145	$ 11,953,433
Robert Half International, Inc.	229,800	5,508,306
		23,750,841
Electrical Equipment - 1.9%
Alstom SA (d)	210,127	48,183,248
Vestas Wind Systems AS (a)	548,400	71,400,015
		119,583,263
Industrial Conglomerates - 1.6%
Global Consumer Acquisition Corp. unit	501,100	4,935,835
McDermott International, Inc. (a)	1,561,375	96,633,499
		101,569,334
Machinery - 0.6%
Danaher Corp.	287,700	22,239,210
Hansen Transmission International NV	2,291,597	12,218,935
		34,458,145
Trading Companies & Distributors - 0.2%
Fastenal Co.	312,900	13,504,764
TOTAL INDUSTRIALS		397,295,915
INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 6.7%
Cisco Systems, Inc. (a)	3,615,457	84,095,530
Corning, Inc.	1,004,500	23,153,725
Juniper Networks, Inc. (a)	1,589,863	35,263,161
Nokia Corp. sponsored ADR	6,040,841	148,000,605
QUALCOMM, Inc.	2,147,853	95,300,238
Research In Motion Ltd. (a)	262,900	30,733,011
		416,546,270
Computers & Peripherals - 2.2%
Apple, Inc. (a)	415,469	69,566,129
SanDisk Corp. (a)	3,552,808	66,437,510
		136,003,639
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	1,340,564	60,164,512
Internet Software & Services - 3.8%
Baidu.com, Inc. sponsored ADR (a)	17,200	5,382,912
Google, Inc. Class A (sub. vtg.) (a)	180,151	94,835,089
The Knot, Inc. (a)(d)	881,115	8,617,305
VeriSign, Inc. (a)(d)	3,301,872	124,810,762
		233,646,068
IT Services - 6.2%
Cognizant Technology Solutions Corp. Class A (a)	2,521,662	81,979,232
ExlService Holdings, Inc. (a)	918,112	12,881,111
Infosys Technologies Ltd.	920,800	37,252,398
Infosys Technologies Ltd. sponsored ADR	952,600	41,399,996
The Western Union Co.	4,020,525	99,387,378
Visa, Inc.	1,161,109	94,409,773
WNS Holdings Ltd. ADR (a)	872,100	14,694,885
		382,004,773
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	10,282,913	$ 196,300,809
Software - 2.1%
Nintendo Co. Ltd.	114,700	64,094,359
Ubisoft Entertainment SA (a)	350,289	30,633,399
VMware, Inc. Class A	680,861	36,671,173
		131,398,931
TOTAL INFORMATION TECHNOLOGY		1,556,065,002
MATERIALS - 13.9%
Chemicals - 5.3%
FMC Corp.	430,105	33,307,331
Israel Chemicals Ltd.	1,384,700	32,300,556
Monsanto Co.	406,342	51,377,882
Novozymes AS Series B	200,100	18,014,382
The Mosaic Co. (a)	1,304,604	188,776,199
W.R. Grace & Co. (a)	256,061	6,014,873
		329,791,223
Metals & Mining - 8.6%
ArcelorMittal SA (NY Shares) Class A	823,300	81,564,331
BHP Billiton PLC	853,500	32,731,984
Compass Minerals International, Inc.	1,155,645	93,098,761
Evraz Group SA GDR	322,800	37,606,200
Fording Canadian Coal Trust (d)	1,233,900	118,021,533
Freeport-McMoRan Copper & Gold, Inc. Class B	55,300	6,480,607
Goldcorp, Inc.	2,225,200	102,620,937
JSW Steel Ltd.	445,352	9,342,744
Rio Tinto PLC sponsored ADR	71,200	35,244,000
Vedanta Resources PLC	284,400	12,282,122
		528,993,219
TOTAL MATERIALS		858,784,442

	Shares	Value
UTILITIES - 4.2%
Electric Utilities - 2.7%
Entergy Corp.	594,214	$ 71,590,903
Exelon Corp.	1,058,503	95,222,930
		166,813,833
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	684,801	56,222,162
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	801,500	36,812,895
TOTAL UTILITIES		259,848,890
TOTAL COMMON STOCKS (Cost $5,631,253,739)		6,087,864,904
Money Market Funds - 4.0%

Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c) (Cost $243,826,463)	243,826,463	243,826,463
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $5,875,080,202)		6,331,691,367
NET OTHER ASSETS - (2.6)%		(159,976,488)
NET ASSETS - 100%		$ 6,171,714,879
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 549,116
Fidelity Securities Lending Cash Central Fund	1,365,797
Total	$ 1,914,913
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Compass Minerals International, Inc.	$ 16,984,537	$ 69,815,635	$ 48,481,661	$ 972,305	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,331,691,367	$ 6,000,649,660	$ 331,041,707	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.2%
Canada	5.7%
Finland	2.4%
Luxembourg	1.9%
Australia	1.9%
India	1.8%
Japan	1.7%
Denmark	1.6%
Switzerland	1.6%
United Kingdom	1.6%
Panama	1.5%
France	1.4%
Brazil	1.3%
Others (individually less than 1%)	3.4%
100.0%
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $394,129,722 of which $349,421,868 and $44,707,854 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $237,979,606) - See accompanying schedule: Unaffiliated issuers (cost $5,631,253,739)	$ 6,087,864,904
Fidelity Central Funds (cost $243,826,463)	243,826,463
Total Investments (cost $5,875,080,202)		$ 6,331,691,367
Foreign currency held at value (cost $2,089,658)		2,088,370
Receivable for investments sold		152,931,091
Receivable for fund shares sold		528,310
Dividends receivable		9,661,424
Distributions receivable from Fidelity Central Funds		321,238
Prepaid expenses		11,867
Other receivables		1,713,993
Total assets		6,498,947,660

Liabilities
Payable to custodian bank	$ 1,453,810
Payable for investments purchased	53,525,591
Payable for fund shares redeemed	8,986,663
Accrued management fee	3,001,714
Distribution fees payable	237,036
Notes payable to affiliates	14,813,186
Other affiliated payables	473,283
Other payables and accrued expenses	915,035
Collateral on securities loaned, at value	243,826,463
Total liabilities		327,232,781

Net Assets		$ 6,171,714,879
Net Assets consist of:
Paid in capital		$ 6,067,383,088
Undistributed net investment income		31,276,649
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(383,523,699)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		456,578,841
Net Assets		$ 6,171,714,879

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($4,464,135,556 ÷ 110,162,080 shares)	$ 40.52

Service Class: Net Asset Value, offering price and redemption price per share ($735,823,090 ÷ 18,221,246 shares)	$ 40.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($795,701,538 ÷ 19,866,393 shares)	$ 40.05

Service Class 2R: Net Asset Value, offering price and redemption price per share ($7,698,329 ÷ 193,210 shares)	$ 39.84

Investor Class: Net Asset Value, offering price and redemption price per share ($168,356,366 ÷ 4,167,424 shares)	$ 40.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends (including $972,305 earned from other affiliated issuers)		$ 53,803,092
Interest		255,372
Income from Fidelity Central Funds		1,914,913
Total income		55,973,377

Expenses
Management fee	$ 19,113,259
Transfer agent fees	2,389,732
Distribution fees	1,418,687
Accounting and security lending fees	585,818
Custodian fees and expenses	162,676
Independent trustees' compensation	15,249
Depreciation in deferred trustee compensation account	(633)
Audit	34,394
Legal	14,232
Interest	103,290
Miscellaneous	639,662
Total expenses before reductions	24,476,366
Expense reductions	(198,192)	24,278,174
Net investment income (loss)		31,695,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	777,154
Other affiliated issuers	15,733,677
Foreign currency transactions	(599,238)
Futures contracts	3,114,497
Total net realized gain (loss)		19,026,090
Change in net unrealized appreciation (depreciation) on: Investment securities	(847,282,929)
Assets and liabilities in foreign currencies	(33,881)
Total change in net unrealized appreciation (depreciation)		(847,316,810)
Net gain (loss)		(828,290,720)
Net increase (decrease) in net assets resulting from operations		$ (796,595,517)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,695,203	$ 12,923,642
Net realized gain (loss)	19,026,090	1,400,632,701
Change in net unrealized appreciation (depreciation)	(847,316,810)	354,436,797
Net increase (decrease) in net assets resulting from operations	(796,595,517)	1,767,993,140
Distributions to shareholders from net investment income	-	(57,202,897)
Distributions to shareholders from net realized gain	-	(6,419,893)
Total distributions	-	(63,622,790)
Share transactions - net increase (decrease)	(1,064,171,025)	(869,609,806)
Redemption fees	17,491	13,352
Total increase (decrease) in net assets	(1,860,749,051)	834,773,896

Net Assets
Beginning of period	8,032,463,930	7,197,690,034
End of period (including undistributed net investment income of $31,276,649 and distributions in excess of net investment income of $418,554, respectively)	$ 6,171,714,879	$ 8,032,463,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 45.12	$ 35.87	$ 33.70	$ 32.01	$ 31.04	$ 23.44
Income from Investment Operations
Net investment income (loss) E	.20	.09	.21	.11	.15 H, K	.07
Net realized and unrealized gain (loss)	(4.80)	9.53	2.09	1.74	.90	7.60
Total from investment operations	(4.60)	9.62	2.30	1.85	1.05	7.67
Distributions from net investment income	-	(.33)	(.13)	(.16)	(.08)	(.07)
Distributions from net realized gain	-	(.04)	-	-	-	-
Total distributions	-	(.37)	(.13)	(.16)	(.08)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.52	$ 45.12	$ 35.87	$ 33.70	$ 32.01	$ 31.04
Total Return B, C , D	(10.20)%	26.96%	6.85%	5.80%	3.38%	32.85%
Ratios to Average Net Assets F, I
Expenses before reductions	.67% A	.65%	.68%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.67% A	.65%	.68%	.67%	.68%	.67%
Expenses net of all reductions	.66% A	.64%	.67%	.63%	.65%	.64%
Net investment income (loss)	.97% A	.21%	.61%	.36%	.47% K	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,464,136	$ 6,002,656	$ 5,610,629	$ 6,726,655	$ 7,796,888	$ 8,594,509
Portfolio turnover rate G	156% A	109%	114%	79%	72%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 44.99	$ 35.72	$ 33.56	$ 31.88	$ 30.92	$ 23.34
Income from Investment Operations
Net investment income (loss) E	.18	.04	.18	.08	.11 H, K	.05
Net realized and unrealized gain (loss)	(4.79)	9.51	2.07	1.72	.90	7.58
Total from investment operations	(4.61)	9.55	2.25	1.80	1.01	7.63
Distributions from net investment income	-	(.24)	(.09)	(.12)	(.05)	(.05)
Distributions from net realized gain	-	(.04)	-	-	-	-
Total distributions	-	(.28)	(.09)	(.12)	(.05)	(.05)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.38	$ 44.99	$ 35.72	$ 33.56	$ 31.88	$ 30.92
Total Return B, C , D	(10.25)%	26.87%	6.73%	5.67%	3.26%	32.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.75%	.78%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.77% A	.75%	.78%	.77%	.78%	.77%
Expenses net of all reductions	.76% A	.74%	.77%	.73%	.75%	.74%
Net investment income (loss)	.87% A	.11%	.51%	.26%	.37% K	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 735,823	$ 929,848	$ 877,279	$ 1,086,172	$ 1,326,262	$ 1,401,298
Portfolio turnover rate G	156% A	109%	114%	79%	72%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 44.65	$ 35.42	$ 33.29	$ 31.64	$ 30.72	$ 23.21
Income from Investment Operations
Net investment income (loss) E	.15	(.02)	.12	.03	.07 H, K	.01
Net realized and unrealized gain (loss)	(4.75)	9.43	2.07	1.71	.89	7.53
Total from investment operations	(4.60)	9.41	2.19	1.74	.96	7.54
Distributions from net investment income	-	(.15)	(.06)	(.09)	(.04)	(.03)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	-	(.18)	(.06)	(.09)	(.04)	(.03)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.05	$ 44.65	$ 35.42	$ 33.29	$ 31.64	$ 30.72
Total Return B, C , D	(10.30)%	26.66%	6.57%	5.50%	3.12%	32.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.90%	.94%	.92%	.93%	.92%
Expenses net of fee waivers, if any	.92% A	.90%	.94%	.92%	.93%	.92%
Expenses net of all reductions	.91% A	.89%	.92%	.88%	.90%	.89%
Net investment income (loss)	.72% A	(.04)%	.36%	.11%	.22% K	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 795,702	$ 898,204	$ 627,754	$ 858,587	$ 811,126	$ 609,798
Portfolio turnover rate G	156% A	109%	114%	79%	72%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 44.42	$ 35.28	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Income from Investment Operations
Net investment income (loss) E	.15	(.01)	.12	.04	.07 H, K	.01
Net realized and unrealized gain (loss)	(4.73)	9.38	2.06	1.70	.88	7.51
Total from investment operations	(4.58)	9.37	2.18	1.74	.95	7.52
Distributions from net investment income	-	(.19)	(.08)	(.10)	(.06)	(.07)
Distributions from net realized gain	-	(.04)	-	-	-	-
Total distributions	-	(.23)	(.08)	(.10)	(.06)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.84	$ 44.42	$ 35.28	$ 33.18	$ 31.54	$ 30.65
Total Return B, C , D	(10.31)%	26.66%	6.58%	5.52%	3.10%	32.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.89%	.93%	.92%	.93%	.92%
Expenses net of fee waivers, if any	.92% A	.89%	.93%	.92%	.93%	.92%
Expenses net of all reductions	.91% A	.89%	.92%	.88%	.90%	.90%
Net investment income (loss)	.72% A	(.04)%	.36%	.12%	.22% K	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,698	$ 20,051	$ 5,063	$ 5,409	$ 2,667	$ 1,369
Portfolio turnover rate G	156% A	109%	114%	79%	72%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.00	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.18	.04	.17	.03
Net realized and unrealized gain (loss)	(4.78)	9.50	2.08	1.04
Total from investment operations	(4.60)	9.54	2.25	1.07
Distributions from net investment income	-	(.28)	(.14)	-
Distributions from net realized gain	-	(.04)	-	-
Total distributions	-	(.32)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 40.40	$ 45.00	$ 35.78	$ 33.67
Total Return B, C , D	(10.22)%	26.81%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.76%	.81%	.83% A
Expenses net of fee waivers, if any	.76% A	.76%	.81%	.83% A
Expenses net of all reductions	.75% A	.76%	.80%	.79% A
Net investment income (loss)	.88% A	.09%	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,356	$ 181,705	$ 76,965	$ 24,166
Portfolio turnover rate G	156% A	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 975,364,226
Unrealized depreciation	(540,847,191)
Net unrealized appreciation (depreciation)	$ 434,517,035
Cost for federal income tax purposes	$ 5,897,174,332

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,328,174,579 and $6,427,355,578, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 394,460
Service Class 2	1,010,743
Service Class 2R	13,484
$ 1,418,687

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,688,802
Service Class	264,239
Service Class 2	275,163
Service Class 2R	3,562
Investor Class	157,966
$ 2,389,732

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68,045 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 39,211,237	2.50%	$ 103,290

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7,403 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,365,797.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $194,001 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,191.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,601,267, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 35% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 48,163,694
Service Class	-	5,568,863
Service Class 2	-	2,694,835
Service Class 2R	-	42,158
Investor Class	-	733,347
Total	$ -	$ 57,202,897
From net realized gain
Initial Class	$ -	$ 4,929,899
Service Class	-	762,636
Service Class 2	-	563,891
Service Class 2R	-	17,112
Investor Class	-	146,355
Total	$ -	$ 6,419,893

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	2,029,413	6,352,261	$ 82,900,824	$ 263,603,689
Reinvestment of distributions	-	1,365,559	-	53,093,593
Shares redeemed	(24,902,820)	(31,109,602)	(1,028,770,968)	(1,235,111,333)
Net increase (decrease)	(22,873,407)	(23,391,782)	$ (945,870,144)	$ (918,414,051)
Service Class
Shares sold	662,030	2,661,654	$ 26,989,623	$ 112,874,994
Reinvestment of distributions	-	164,792	-	6,331,499
Shares redeemed	(3,110,211)	(6,714,602)	(126,602,430)	(264,599,886)
Net increase (decrease)	(2,448,181)	(3,888,156)	$ (99,612,807)	$ (145,393,393)
Service Class 2
Shares sold	2,605,941	6,700,657	$ 104,951,849	$ 277,901,012
Reinvestment of distributions	-	86,329	-	3,258,726
Shares redeemed	(2,854,916)	(4,393,246)	(115,775,231)	(178,974,484)
Net increase (decrease)	(248,975)	2,393,740	$ (10,823,382)	$ 102,185,254
Service Class 2R
Shares sold	85,115	452,190	$ 3,431,462	$ 18,759,040
Reinvestment of distributions	-	1,458	-	59,270
Shares redeemed	(343,294)	(145,771)	(13,860,353)	(6,009,422)
Net increase (decrease)	(258,179)	307,877	$ (10,428,891)	$ 12,808,888
Investor Class
Shares sold	1,904,920	2,273,784	$ 74,496,361	$ 95,486,744
Reinvestment of distributions	-	22,125	-	879,702
Shares redeemed	(1,775,216)	(409,459)	(71,932,162)	(17,162,950)
Net increase (decrease)	129,704	1,886,450	$ 2,564,199	$ 79,203,496

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	821,220,039.81	95.845
Withheld	35,598,080.64	4.155
TOTAL	856,818,120.45	100.000
Dennis J. Dirks
Affirmative	822,124,493.63	95.951
Withheld	34,693,626.82	4.049
TOTAL	856,818,120.45	100.000
Edward C. Johnson 3d
Affirmative	820,473,313.05	95.758
Withheld	36,344,807.40	4.242
TOTAL	856,818,120.45	100.000
Alan J. Lacy
Affirmative	822,170,402.95	95.956
Withheld	34,647,717.50	4.044
TOTAL	856,818,120.45	100.000
Ned C. Lautenbach
Affirmative	821,435,006.18	95.870
Withheld	35,383,114.27	4.130
TOTAL	856,818,120.45	100.000
Joseph Mauriello
Affirmative	822,174,756.53	95.957
Withheld	34,643,363.92	4.043
TOTAL	856,818,120.45	100.000
Cornelia M. Small
Affirmative	822,263,792.20	95.967
Withheld	34,554,328.25	4.033
TOTAL	856,818,120.45	100.000
William S. Stavropoulos
Affirmative	821,014,987.67	95.821
Withheld	35,803,132.78	4.179
TOTAL	856,818,120.45	100.000
David M. Thomas
Affirmative	822,321,743.26	95.974
Withheld	34,496,377.19	4.026
TOTAL	856,818,120.45	100.000
Michael E. Wiley
Affirmative	822,218,346.41	95.962
Withheld	34,599,774.04	4.038
TOTAL	856,818,120.45	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	701,273,514.99	81.846
Against	103,131,328.05	12.037
Abstain	52,413,277.41	6.117
TOTAL	856,818,120.45	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWT-SANN-0808
1.705692.110

Fidelity® Variable Insurance Products:
Growth Portfolio - Service Class 2R

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 898.00	$ 3.16
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.37
Service Class
Actual	$ 1,000.00	$ 897.50	$ 3.63
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.87
Service Class 2
Actual	$ 1,000.00	$ 897.00	$ 4.34
HypotheticalA	$ 1,000.00	$ 1,020.29	$ 4.62
Service Class 2R
Actual	$ 1,000.00	$ 896.90	$ 4.34
HypotheticalA	$ 1,000.00	$ 1,020.29	$ 4.62
Investor Class
Actual	$ 1,000.00	$ 897.80	$ 3.59
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.67%
Service Class	.77%
Service Class 2.92%
Service Class 2R	.92%
Investor Class	.76%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.7	4.4
Applied Materials, Inc.	3.2	2.4
The Mosaic Co.	3.1	1.2
Nokia Corp. sponsored ADR	2.4	5.3
Medco Health Solutions, Inc.	2.3	0.5
Annaly Capital Management, Inc.	2.2	0.0
VeriSign, Inc.	2.0	1.1
Fording Canadian Coal Trust	1.9	0.0
Denbury Resources, Inc.	1.9	0.9
CVS Caremark Corp.	1.7	0.7
	24.4
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.2	37.1
Materials	13.9	2.7
Financials	13.8	11.0
Energy	13.3	10.4
Health Care	12.4	12.4
Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Stocks 98.6%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	27.8%	** Foreign investments	25.5%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 0.2%
Harley-Davidson, Inc.	325,700	$ 11,809,882
Diversified Consumer Services - 1.0%
Strayer Education, Inc.	288,471	60,310,632
Hotels, Restaurants & Leisure - 0.9%
BJ's Restaurants, Inc. (a)	171,492	1,668,617
McDonald's Corp.	783,476	44,047,021
Starwood Hotels & Resorts Worldwide, Inc.	245,700	9,845,199
		55,560,837
Leisure Equipment & Products - 0.7%
Nikon Corp.	1,582,000	46,194,131
Media - 1.0%
Focus Media Holding Ltd. ADR (a)(d)	852,290	23,625,479
National CineMedia, Inc.	819,490	8,735,763
The DIRECTV Group, Inc. (a)	1,049,600	27,195,136
		59,556,378
Specialty Retail - 0.4%
DSW, Inc. Class A (a)(d)	1,242,052	14,631,373
Gamestop Corp. Class A (a)	285,600	11,538,240
		26,169,613
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.	578,800	16,819,928
LVMH Moet Hennessy - Louis Vuitton	57,700	6,019,072
		22,839,000
TOTAL CONSUMER DISCRETIONARY		282,440,473
CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	2,668,206	105,580,911
Whole Foods Market, Inc. (d)	824,118	19,523,355
		125,104,266
Food Products - 1.2%
Green Mountain Coffee Roasters, Inc. (a)	215,952	8,113,317
Nestle SA sponsored ADR	573,500	64,862,850
		72,976,167
Household Products - 1.6%
Procter & Gamble Co.	1,590,917	96,743,663
TOTAL CONSUMER STAPLES		294,824,096
ENERGY - 13.3%
Energy Equipment & Services - 3.8%
Atwood Oceanics, Inc. (a)	74,000	9,201,160
ENSCO International, Inc.	222,501	17,964,731
FMC Technologies, Inc. (a)	179,900	13,839,707
Helmerich & Payne, Inc.	199,000	14,331,980
National Oilwell Varco, Inc. (a)	783,348	69,498,635

	Shares	Value
Smith International, Inc.	659,994	$ 54,871,901
Transocean, Inc. (a)	351,600	53,580,324
		233,288,438
Oil, Gas & Consumable Fuels - 9.5%
Chesapeake Energy Corp.	305,808	20,171,096
Denbury Resources, Inc. (a)	3,213,050	117,276,325
EOG Resources, Inc.	299,231	39,259,107
Galp Energia SGPS SA Class B	1,015,441	22,521,912
Hess Corp.	215,000	27,130,850
OAO Gazprom sponsored ADR	910,675	52,819,150
Occidental Petroleum Corp.	85,700	7,701,002
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,127,600	79,867,908
Reliance Industries Ltd.	316,559	15,449,303
Southwestern Energy Co. (a)	1,197,900	57,032,019
Ultra Petroleum Corp. (a)	988,526	97,073,253
Williams Companies, Inc.	1,251,547	50,449,860
		586,751,785
TOTAL ENERGY		820,040,223
FINANCIALS - 13.8%
Capital Markets - 2.3%
Bank of New York Mellon Corp.	401,700	15,196,311
Charles Schwab Corp.	3,070,572	63,069,549
Franklin Resources, Inc.	260,974	23,918,267
JMP Group, Inc.	98,900	653,729
Northern Trust Corp.	186,179	12,766,294
State Street Corp.	377,700	24,169,023
		139,773,173
Commercial Banks - 0.4%
UCBH Holdings, Inc.	937,700	2,109,825
Wachovia Corp.	1,492,400	23,176,972
		25,286,797
Diversified Financial Services - 1.3%
JPMorgan Chase & Co.	709,014	24,326,270
KKR Financial Holdings LLC	3,594,966	37,747,143
MSCI, Inc. Class A	559,320	20,297,723
		82,371,136
Insurance - 6.8%
AFLAC, Inc.	574,620	36,086,136
American International Group, Inc.	1,148,408	30,386,876
Assurant, Inc.	508,556	33,544,354
Berkshire Hathaway, Inc.:
Class A (a)	358	43,228,500
Class B (a)	56,481	226,601,771
Principal Financial Group, Inc.	423,275	17,764,852
Prudential Financial, Inc.	470,764	28,123,441
		415,735,930
Real Estate Investment Trusts - 3.0%
Annaly Capital Management, Inc.	8,741,881	135,586,574
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapitalSource, Inc. (d)	1,340,178	$ 14,849,172
MFA Mortgage Investments, Inc.	5,174,464	33,737,505
		184,173,251
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc. (d)	124,078	2,213,552
TOTAL FINANCIALS		849,553,839
HEALTH CARE - 12.4%
Biotechnology - 4.4%
Biogen Idec, Inc. (a)	1,227,524	68,606,316
CSL Ltd.	3,003,761	102,810,854
Genentech, Inc. (a)	450,185	34,169,042
Gilead Sciences, Inc. (a)	1,243,703	65,854,074
		271,440,286
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	192,700	31,369,633
Baxter International, Inc.	784,051	50,132,221
Becton, Dickinson & Co.	405,880	32,998,044
C.R. Bard, Inc.	355,400	31,257,430
China Medical Technologies, Inc. sponsored ADR (d)	499,030	24,652,082
Cochlear Ltd.	280,980	11,758,855
Covidien Ltd.	268,100	12,839,309
DENTSPLY International, Inc.	736,814	27,114,755
Mindray Medical International Ltd. sponsored ADR	523,970	19,554,560
		241,676,889
Health Care Providers & Services - 3.0%
Henry Schein, Inc. (a)	811,075	41,827,138
Medco Health Solutions, Inc. (a)	3,015,051	142,310,407
		184,137,545
Life Sciences Tools & Services - 0.9%
Covance, Inc. (a)(d)	532,076	45,769,178
Pharmaceutical Product Development, Inc.	304,099	13,045,847
		58,815,025
Pharmaceuticals - 0.2%
Novo Nordisk AS Series B	196,600	12,942,279
TOTAL HEALTH CARE		769,012,024
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.7%
General Dynamics Corp.	630,500	53,088,100
Rockwell Collins, Inc.	1,070,506	51,341,468
		104,429,568
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	146,873	6,289,102

	Shares	Value
Corrections Corp. of America (a)	435,145	$ 11,953,433
Robert Half International, Inc.	229,800	5,508,306
		23,750,841
Electrical Equipment - 1.9%
Alstom SA (d)	210,127	48,183,248
Vestas Wind Systems AS (a)	548,400	71,400,015
		119,583,263
Industrial Conglomerates - 1.6%
Global Consumer Acquisition Corp. unit	501,100	4,935,835
McDermott International, Inc. (a)	1,561,375	96,633,499
		101,569,334
Machinery - 0.6%
Danaher Corp.	287,700	22,239,210
Hansen Transmission International NV	2,291,597	12,218,935
		34,458,145
Trading Companies & Distributors - 0.2%
Fastenal Co.	312,900	13,504,764
TOTAL INDUSTRIALS		397,295,915
INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 6.7%
Cisco Systems, Inc. (a)	3,615,457	84,095,530
Corning, Inc.	1,004,500	23,153,725
Juniper Networks, Inc. (a)	1,589,863	35,263,161
Nokia Corp. sponsored ADR	6,040,841	148,000,605
QUALCOMM, Inc.	2,147,853	95,300,238
Research In Motion Ltd. (a)	262,900	30,733,011
		416,546,270
Computers & Peripherals - 2.2%
Apple, Inc. (a)	415,469	69,566,129
SanDisk Corp. (a)	3,552,808	66,437,510
		136,003,639
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	1,340,564	60,164,512
Internet Software & Services - 3.8%
Baidu.com, Inc. sponsored ADR (a)	17,200	5,382,912
Google, Inc. Class A (sub. vtg.) (a)	180,151	94,835,089
The Knot, Inc. (a)(d)	881,115	8,617,305
VeriSign, Inc. (a)(d)	3,301,872	124,810,762
		233,646,068
IT Services - 6.2%
Cognizant Technology Solutions Corp. Class A (a)	2,521,662	81,979,232
ExlService Holdings, Inc. (a)	918,112	12,881,111
Infosys Technologies Ltd.	920,800	37,252,398
Infosys Technologies Ltd. sponsored ADR	952,600	41,399,996
The Western Union Co.	4,020,525	99,387,378
Visa, Inc.	1,161,109	94,409,773
WNS Holdings Ltd. ADR (a)	872,100	14,694,885
		382,004,773
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	10,282,913	$ 196,300,809
Software - 2.1%
Nintendo Co. Ltd.	114,700	64,094,359
Ubisoft Entertainment SA (a)	350,289	30,633,399
VMware, Inc. Class A	680,861	36,671,173
		131,398,931
TOTAL INFORMATION TECHNOLOGY		1,556,065,002
MATERIALS - 13.9%
Chemicals - 5.3%
FMC Corp.	430,105	33,307,331
Israel Chemicals Ltd.	1,384,700	32,300,556
Monsanto Co.	406,342	51,377,882
Novozymes AS Series B	200,100	18,014,382
The Mosaic Co. (a)	1,304,604	188,776,199
W.R. Grace & Co. (a)	256,061	6,014,873
		329,791,223
Metals & Mining - 8.6%
ArcelorMittal SA (NY Shares) Class A	823,300	81,564,331
BHP Billiton PLC	853,500	32,731,984
Compass Minerals International, Inc.	1,155,645	93,098,761
Evraz Group SA GDR	322,800	37,606,200
Fording Canadian Coal Trust (d)	1,233,900	118,021,533
Freeport-McMoRan Copper & Gold, Inc. Class B	55,300	6,480,607
Goldcorp, Inc.	2,225,200	102,620,937
JSW Steel Ltd.	445,352	9,342,744
Rio Tinto PLC sponsored ADR	71,200	35,244,000
Vedanta Resources PLC	284,400	12,282,122
		528,993,219
TOTAL MATERIALS		858,784,442

	Shares	Value
UTILITIES - 4.2%
Electric Utilities - 2.7%
Entergy Corp.	594,214	$ 71,590,903
Exelon Corp.	1,058,503	95,222,930
		166,813,833
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	684,801	56,222,162
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	801,500	36,812,895
TOTAL UTILITIES		259,848,890
TOTAL COMMON STOCKS (Cost $5,631,253,739)		6,087,864,904
Money Market Funds - 4.0%

Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c) (Cost $243,826,463)	243,826,463	243,826,463
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $5,875,080,202)		6,331,691,367
NET OTHER ASSETS - (2.6)%		(159,976,488)
NET ASSETS - 100%		$ 6,171,714,879
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 549,116
Fidelity Securities Lending Cash Central Fund	1,365,797
Total	$ 1,914,913
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Compass Minerals International, Inc.	$ 16,984,537	$ 69,815,635	$ 48,481,661	$ 972,305	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,331,691,367	$ 6,000,649,660	$ 331,041,707	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.2%
Canada	5.7%
Finland	2.4%
Luxembourg	1.9%
Australia	1.9%
India	1.8%
Japan	1.7%
Denmark	1.6%
Switzerland	1.6%
United Kingdom	1.6%
Panama	1.5%
France	1.4%
Brazil	1.3%
Others (individually less than 1%)	3.4%
100.0%
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $394,129,722 of which $349,421,868 and $44,707,854 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $237,979,606) - See accompanying schedule: Unaffiliated issuers (cost $5,631,253,739)	$ 6,087,864,904
Fidelity Central Funds (cost $243,826,463)	243,826,463
Total Investments (cost $5,875,080,202)		$ 6,331,691,367
Foreign currency held at value (cost $2,089,658)		2,088,370
Receivable for investments sold		152,931,091
Receivable for fund shares sold		528,310
Dividends receivable		9,661,424
Distributions receivable from Fidelity Central Funds		321,238
Prepaid expenses		11,867
Other receivables		1,713,993
Total assets		6,498,947,660

Liabilities
Payable to custodian bank	$ 1,453,810
Payable for investments purchased	53,525,591
Payable for fund shares redeemed	8,986,663
Accrued management fee	3,001,714
Distribution fees payable	237,036
Notes payable to affiliates	14,813,186
Other affiliated payables	473,283
Other payables and accrued expenses	915,035
Collateral on securities loaned, at value	243,826,463
Total liabilities		327,232,781

Net Assets		$ 6,171,714,879
Net Assets consist of:
Paid in capital		$ 6,067,383,088
Undistributed net investment income		31,276,649
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(383,523,699)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		456,578,841
Net Assets		$ 6,171,714,879

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($4,464,135,556 ÷ 110,162,080 shares)	$ 40.52

Service Class: Net Asset Value, offering price and redemption price per share ($735,823,090 ÷ 18,221,246 shares)	$ 40.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($795,701,538 ÷ 19,866,393 shares)	$ 40.05

Service Class 2R: Net Asset Value, offering price and redemption price per share ($7,698,329 ÷ 193,210 shares)	$ 39.84

Investor Class: Net Asset Value, offering price and redemption price per share ($168,356,366 ÷ 4,167,424 shares)	$ 40.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends (including $972,305 earned from other affiliated issuers)		$ 53,803,092
Interest		255,372
Income from Fidelity Central Funds		1,914,913
Total income		55,973,377

Expenses
Management fee	$ 19,113,259
Transfer agent fees	2,389,732
Distribution fees	1,418,687
Accounting and security lending fees	585,818
Custodian fees and expenses	162,676
Independent trustees' compensation	15,249
Depreciation in deferred trustee compensation account	(633)
Audit	34,394
Legal	14,232
Interest	103,290
Miscellaneous	639,662
Total expenses before reductions	24,476,366
Expense reductions	(198,192)	24,278,174
Net investment income (loss)		31,695,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	777,154
Other affiliated issuers	15,733,677
Foreign currency transactions	(599,238)
Futures contracts	3,114,497
Total net realized gain (loss)		19,026,090
Change in net unrealized appreciation (depreciation) on: Investment securities	(847,282,929)
Assets and liabilities in foreign currencies	(33,881)
Total change in net unrealized appreciation (depreciation)		(847,316,810)
Net gain (loss)		(828,290,720)
Net increase (decrease) in net assets resulting from operations		$ (796,595,517)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,695,203	$ 12,923,642
Net realized gain (loss)	19,026,090	1,400,632,701
Change in net unrealized appreciation (depreciation)	(847,316,810)	354,436,797
Net increase (decrease) in net assets resulting from operations	(796,595,517)	1,767,993,140
Distributions to shareholders from net investment income	-	(57,202,897)
Distributions to shareholders from net realized gain	-	(6,419,893)
Total distributions	-	(63,622,790)
Share transactions - net increase (decrease)	(1,064,171,025)	(869,609,806)
Redemption fees	17,491	13,352
Total increase (decrease) in net assets	(1,860,749,051)	834,773,896

Net Assets
Beginning of period	8,032,463,930	7,197,690,034
End of period (including undistributed net investment income of $31,276,649 and distributions in excess of net investment income of $418,554, respectively)	$ 6,171,714,879	$ 8,032,463,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 45.12	$ 35.87	$ 33.70	$ 32.01	$ 31.04	$ 23.44
Income from Investment Operations
Net investment income (loss) E	.20	.09	.21	.11	.15 H, K	.07
Net realized and unrealized gain (loss)	(4.80)	9.53	2.09	1.74	.90	7.60
Total from investment operations	(4.60)	9.62	2.30	1.85	1.05	7.67
Distributions from net investment income	-	(.33)	(.13)	(.16)	(.08)	(.07)
Distributions from net realized gain	-	(.04)	-	-	-	-
Total distributions	-	(.37)	(.13)	(.16)	(.08)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.52	$ 45.12	$ 35.87	$ 33.70	$ 32.01	$ 31.04
Total Return B, C , D	(10.20)%	26.96%	6.85%	5.80%	3.38%	32.85%
Ratios to Average Net Assets F, I
Expenses before reductions	.67% A	.65%	.68%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.67% A	.65%	.68%	.67%	.68%	.67%
Expenses net of all reductions	.66% A	.64%	.67%	.63%	.65%	.64%
Net investment income (loss)	.97% A	.21%	.61%	.36%	.47% K	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,464,136	$ 6,002,656	$ 5,610,629	$ 6,726,655	$ 7,796,888	$ 8,594,509
Portfolio turnover rate G	156% A	109%	114%	79%	72%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 44.99	$ 35.72	$ 33.56	$ 31.88	$ 30.92	$ 23.34
Income from Investment Operations
Net investment income (loss) E	.18	.04	.18	.08	.11 H, K	.05
Net realized and unrealized gain (loss)	(4.79)	9.51	2.07	1.72	.90	7.58
Total from investment operations	(4.61)	9.55	2.25	1.80	1.01	7.63
Distributions from net investment income	-	(.24)	(.09)	(.12)	(.05)	(.05)
Distributions from net realized gain	-	(.04)	-	-	-	-
Total distributions	-	(.28)	(.09)	(.12)	(.05)	(.05)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.38	$ 44.99	$ 35.72	$ 33.56	$ 31.88	$ 30.92
Total Return B, C , D	(10.25)%	26.87%	6.73%	5.67%	3.26%	32.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.75%	.78%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.77% A	.75%	.78%	.77%	.78%	.77%
Expenses net of all reductions	.76% A	.74%	.77%	.73%	.75%	.74%
Net investment income (loss)	.87% A	.11%	.51%	.26%	.37% K	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 735,823	$ 929,848	$ 877,279	$ 1,086,172	$ 1,326,262	$ 1,401,298
Portfolio turnover rate G	156% A	109%	114%	79%	72%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 44.65	$ 35.42	$ 33.29	$ 31.64	$ 30.72	$ 23.21
Income from Investment Operations
Net investment income (loss) E	.15	(.02)	.12	.03	.07 H, K	.01
Net realized and unrealized gain (loss)	(4.75)	9.43	2.07	1.71	.89	7.53
Total from investment operations	(4.60)	9.41	2.19	1.74	.96	7.54
Distributions from net investment income	-	(.15)	(.06)	(.09)	(.04)	(.03)
Distributions from net realized gain	-	(.03)	-	-	-	-
Total distributions	-	(.18)	(.06)	(.09)	(.04)	(.03)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.05	$ 44.65	$ 35.42	$ 33.29	$ 31.64	$ 30.72
Total Return B, C , D	(10.30)%	26.66%	6.57%	5.50%	3.12%	32.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.90%	.94%	.92%	.93%	.92%
Expenses net of fee waivers, if any	.92% A	.90%	.94%	.92%	.93%	.92%
Expenses net of all reductions	.91% A	.89%	.92%	.88%	.90%	.89%
Net investment income (loss)	.72% A	(.04)%	.36%	.11%	.22% K	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 795,702	$ 898,204	$ 627,754	$ 858,587	$ 811,126	$ 609,798
Portfolio turnover rate G	156% A	109%	114%	79%	72%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 44.42	$ 35.28	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Income from Investment Operations
Net investment income (loss) E	.15	(.01)	.12	.04	.07 H, K	.01
Net realized and unrealized gain (loss)	(4.73)	9.38	2.06	1.70	.88	7.51
Total from investment operations	(4.58)	9.37	2.18	1.74	.95	7.52
Distributions from net investment income	-	(.19)	(.08)	(.10)	(.06)	(.07)
Distributions from net realized gain	-	(.04)	-	-	-	-
Total distributions	-	(.23)	(.08)	(.10)	(.06)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.84	$ 44.42	$ 35.28	$ 33.18	$ 31.54	$ 30.65
Total Return B, C , D	(10.31)%	26.66%	6.58%	5.52%	3.10%	32.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.89%	.93%	.92%	.93%	.92%
Expenses net of fee waivers, if any	.92% A	.89%	.93%	.92%	.93%	.92%
Expenses net of all reductions	.91% A	.89%	.92%	.88%	.90%	.90%
Net investment income (loss)	.72% A	(.04)%	.36%	.12%	.22% K	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,698	$ 20,051	$ 5,063	$ 5,409	$ 2,667	$ 1,369
Portfolio turnover rate G	156% A	109%	114%	79%	72%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.00	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.18	.04	.17	.03
Net realized and unrealized gain (loss)	(4.78)	9.50	2.08	1.04
Total from investment operations	(4.60)	9.54	2.25	1.07
Distributions from net investment income	-	(.28)	(.14)	-
Distributions from net realized gain	-	(.04)	-	-
Total distributions	-	(.32)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 40.40	$ 45.00	$ 35.78	$ 33.67
Total Return B, C , D	(10.22)%	26.81%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.76%	.81%	.83% A
Expenses net of fee waivers, if any	.76% A	.76%	.81%	.83% A
Expenses net of all reductions	.75% A	.76%	.80%	.79% A
Net investment income (loss)	.88% A	.09%	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,356	$ 181,705	$ 76,965	$ 24,166
Portfolio turnover rate G	156% A	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 975,364,226
Unrealized depreciation	(540,847,191)
Net unrealized appreciation (depreciation)	$ 434,517,035
Cost for federal income tax purposes	$ 5,897,174,332

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,328,174,579 and $6,427,355,578, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 394,460
Service Class 2	1,010,743
Service Class 2R	13,484
$ 1,418,687

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,688,802
Service Class	264,239
Service Class 2	275,163
Service Class 2R	3,562
Investor Class	157,966
$ 2,389,732

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68,045 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 39,211,237	2.50%	$ 103,290

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7,403 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,365,797.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $194,001 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,191.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,601,267, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 35% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 48,163,694
Service Class	-	5,568,863
Service Class 2	-	2,694,835
Service Class 2R	-	42,158
Investor Class	-	733,347
Total	$ -	$ 57,202,897
From net realized gain
Initial Class	$ -	$ 4,929,899
Service Class	-	762,636
Service Class 2	-	563,891
Service Class 2R	-	17,112
Investor Class	-	146,355
Total	$ -	$ 6,419,893

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	2,029,413	6,352,261	$ 82,900,824	$ 263,603,689
Reinvestment of distributions	-	1,365,559	-	53,093,593
Shares redeemed	(24,902,820)	(31,109,602)	(1,028,770,968)	(1,235,111,333)
Net increase (decrease)	(22,873,407)	(23,391,782)	$ (945,870,144)	$ (918,414,051)
Service Class
Shares sold	662,030	2,661,654	$ 26,989,623	$ 112,874,994
Reinvestment of distributions	-	164,792	-	6,331,499
Shares redeemed	(3,110,211)	(6,714,602)	(126,602,430)	(264,599,886)
Net increase (decrease)	(2,448,181)	(3,888,156)	$ (99,612,807)	$ (145,393,393)
Service Class 2
Shares sold	2,605,941	6,700,657	$ 104,951,849	$ 277,901,012
Reinvestment of distributions	-	86,329	-	3,258,726
Shares redeemed	(2,854,916)	(4,393,246)	(115,775,231)	(178,974,484)
Net increase (decrease)	(248,975)	2,393,740	$ (10,823,382)	$ 102,185,254
Service Class 2R
Shares sold	85,115	452,190	$ 3,431,462	$ 18,759,040
Reinvestment of distributions	-	1,458	-	59,270
Shares redeemed	(343,294)	(145,771)	(13,860,353)	(6,009,422)
Net increase (decrease)	(258,179)	307,877	$ (10,428,891)	$ 12,808,888
Investor Class
Shares sold	1,904,920	2,273,784	$ 74,496,361	$ 95,486,744
Reinvestment of distributions	-	22,125	-	879,702
Shares redeemed	(1,775,216)	(409,459)	(71,932,162)	(17,162,950)
Net increase (decrease)	129,704	1,886,450	$ 2,564,199	$ 79,203,496

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	821,220,039.81	95.845
Withheld	35,598,080.64	4.155
TOTAL	856,818,120.45	100.000
Dennis J. Dirks
Affirmative	822,124,493.63	95.951
Withheld	34,693,626.82	4.049
TOTAL	856,818,120.45	100.000
Edward C. Johnson 3d
Affirmative	820,473,313.05	95.758
Withheld	36,344,807.40	4.242
TOTAL	856,818,120.45	100.000
Alan J. Lacy
Affirmative	822,170,402.95	95.956
Withheld	34,647,717.50	4.044
TOTAL	856,818,120.45	100.000
Ned C. Lautenbach
Affirmative	821,435,006.18	95.870
Withheld	35,383,114.27	4.130
TOTAL	856,818,120.45	100.000
Joseph Mauriello
Affirmative	822,174,756.53	95.957
Withheld	34,643,363.92	4.043
TOTAL	856,818,120.45	100.000
Cornelia M. Small
Affirmative	822,263,792.20	95.967
Withheld	34,554,328.25	4.033
TOTAL	856,818,120.45	100.000
William S. Stavropoulos
Affirmative	821,014,987.67	95.821
Withheld	35,803,132.78	4.179
TOTAL	856,818,120.45	100.000
David M. Thomas
Affirmative	822,321,743.26	95.974
Withheld	34,496,377.19	4.026
TOTAL	856,818,120.45	100.000
Michael E. Wiley
Affirmative	822,218,346.41	95.962
Withheld	34,599,774.04	4.038
TOTAL	856,818,120.45	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	701,273,514.99	81.846
Against	103,131,328.05	12.037
Abstain	52,413,277.41	6.117
TOTAL	856,818,120.45	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWTR-SANN-0808
1.833448.102

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 895.00	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.32
Service Class
Actual	$ 1,000.00	$ 894.50	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.82
Service Class 2
Actual	$ 1,000.00	$ 894.00	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.57
Initial Class R
Actual	$ 1,000.00	$ 894.70	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.32
Service Class R
Actual	$ 1,000.00	$ 894.80	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.82
Service Class 2R
Actual	$ 1,000.00	$ 894.10	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.57
Investor Class R
Actual	$ 1,000.00	$ 894.70	$ 4.48
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investments

Shareholder Expense Example - continued

Annualized Expense Ratio
Initial Class	.86%
Service Class	.96%
Service Class 2	1.11%
Initial Class R	.86%
Service Class R	.96%
Service Class 2R	1.11%
Investor Class R	.95%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2008
United Kingdom	26.6%
Japan	12.8%
France	12.2%
Germany	7.9%
Australia	6.0%
Switzerland	4.7%
Italy	4.0%
United States of America	3.9%
Denmark	2.3%
Other	19.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2007
United Kingdom	21.4%
France	14.8%
Germany	11.4%
Japan	11.4%
Switzerland	6.5%
Australia	5.9%
United States of America	5.9%
Italy	3.6%
Norway	2.3%
Other	16.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	96.2
Short-Term Investments and Net Other Assets	0.6	3.8
Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Alstom SA (France, Electrical Equipment)	3.8	3.1
Man Group PLC (United Kingdom, Capital Markets)	2.2	1.7
CSL Ltd. (Australia, Biotechnology)	2.0	1.6
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	1.7
Royal Dutch Shell PLC Class A (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.8
E.On AG (Germany, Electric Utilities)	1.6	1.7
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	1.5
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.6	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	1.5
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	1.0
	19.3
Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	20.6
Industrials	13.0	18.3
Materials	11.3	7.4
Energy	10.9	8.7
Consumer Staples	10.4	9.1
Consumer Discretionary	8.3	8.3
Telecommunication Services	7.6	6.8
Health Care	6.0	4.6
Utilities	5.1	7.5
Information Technology	4.8	4.9

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	430,600	$ 6,398,716
Australia - 6.0%
AMP Ltd.	859,100	5,510,300
Australian Wealth Management Ltd.	2,494,900	3,097,621
BHP Billiton Ltd.	900,617	38,334,519
Commonwealth Bank of Australia	367,933	14,170,199
Computershare Ltd.	1,203,606	10,627,946
CSL Ltd.	1,666,466	57,038,757
Energy Resources of Australia Ltd.	270,330	5,955,931
HFA Holdings Ltd.	1,251,777	1,392,164
Lion Nathan Ltd.	1,266,655	10,383,167
National Australia Bank Ltd.	173,073	4,397,244
Rio Tinto Ltd.	79,200	10,288,922
Seek Ltd.	593,800	2,846,529
Telstra Corp. Ltd.	2,084,657	8,474,339
TOTAL AUSTRALIA		172,517,638
Austria - 0.7%
Strabag SE	247,400	19,221,342
Belgium - 0.2%
Hamon & Compagnie International SA (a)	73,974	3,469,132
KBC Groupe SA	26,700	2,951,451
TOTAL BELGIUM		6,420,583
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	547,000	8,716,180
Clear Media Ltd. (a)	249,000	217,153
Covidien Ltd.	125,700	6,019,773
TOTAL BERMUDA		14,953,106
Brazil - 1.7%
Banco do Brasil SA	324,800	5,285,699
Bolsa de Mercadorias & Futuros - BM&F SA	408,800	3,521,412
Gafisa SA sponsored ADR	107,100	3,681,027
MRV Engenharia e Participacoes SA	601,500	13,394,180
TIM Participacoes SA sponsored ADR (non-vtg.)	244,400	6,948,292
Uniao de Bancos Brasileiros SA (Unibanco) GDR	43,600	5,534,148
Vivo Participacoes SA (PN) sponsored ADR (d)	1,092,500	6,948,300
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	96,100	2,566,831
TOTAL BRAZIL		47,879,889
British Virgin Islands - 0.0%
Indochina Capital Vietnam Holdings Ltd. (a)	192,800	964,000
Canada - 1.2%
Canadian Natural Resources Ltd.	39,900	3,947,139
Nexen, Inc.	115,200	4,595,117
Nortel Networks Corp. (a)	40,149	328,880

	Shares	Value
OPTI Canada, Inc. (a)	156,100	$ 3,537,460
Petrobank Energy & Resources Ltd. (a)	86,200	4,498,788
Potash Corp. of Saskatchewan, Inc.	28,500	6,514,245
Suncor Energy, Inc.	68,800	3,995,644
Talisman Energy, Inc.	205,700	4,556,537
TimberWest Forest Corp.	175,300	2,364,620
TOTAL CANADA		34,338,430
China - 0.3%
Global Bio-Chem Technology Group Co. Ltd.	6,534,000	2,715,080
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	259,817	4,939,121
TOTAL CHINA		7,654,201
Denmark - 2.3%
Carlsberg AS Series B (d)	155,725	15,000,951
Novo Nordisk AS Series B	224,400	14,772,368
Novozymes AS Series B (d)	105,600	9,506,840
Vestas Wind Systems AS (a)	199,400	25,961,274
TOTAL DENMARK		65,241,433
Finland - 1.5%
Fortum Oyj	216,800	10,973,430
Nokia Corp. sponsored ADR	684,700	16,775,150
Nokian Tyres Ltd.	299,912	14,225,405
TOTAL FINLAND		41,973,985
France - 12.2%
Alstom SA (d)	473,700	108,621,948
AXA SA	247,415	7,290,283
AXA SA sponsored ADR	168,900	4,969,038
BNP Paribas SA	288,302	25,952,028
Bouygues SA	181,900	12,001,160
Carrefour SA	244,200	13,764,998
CNP Assurances	64,600	7,283,424
Compagnie Generale de Geophysique SA (a)	154,000	7,270,808
France Telecom SA	110,361	3,236,557
Groupe Danone	182,700	12,784,249
Ingenico SA	319,400	11,152,305
L'Air Liquide SA	182,578	24,036,476
L'Oreal SA	134,295	14,566,453
Sanofi-Aventis sponsored ADR	85,100	2,827,873
Sodexho Alliance SA	206,500	13,509,136
Suez SA (France)	136,000	9,219,090
Total SA:
Series B	340,200	28,957,246
sponsored ADR	187,400	15,979,598
Unibail-Rodamco	67,800	15,642,256
Vilmorin & Cie	28,200	5,313,550
Vivendi	201,380	7,593,285
TOTAL FRANCE		351,971,761
Common Stocks - continued
	Shares	Value
Germany - 7.9%
Allianz AG (Reg.)	90,400	$ 15,901,628
Bayer AG	72,000	6,057,945
Beiersdorf AG	239,400	17,575,642
Commerzbank AG	276,800	8,223,111
Daimler AG (Reg.)	82,200	5,098,516
Deutsche Bank AG	70,200	6,059,995
Deutsche Bank AG (NY Shares)	29,800	2,543,430
Deutsche Boerse AG	91,300	10,320,555
Deutsche Postbank AG	145,600	12,800,253
E.ON AG	231,144	46,585,669
Fresenius AG	132,100	11,437,705
GFK AG	111,269	4,984,389
K&S AG	21,100	12,148,517
MLP AG (d)	990,500	17,811,840
Q-Cells AG (a)(d)	90,100	9,127,219
RWE AG	170,300	21,501,356
SAP AG sponsored ADR (d)	158,100	8,238,591
Vossloh AG	73,300	9,541,866
TOTAL GERMANY		225,958,227
Hong Kong - 0.9%
China Unicom Ltd.	10,572,000	19,621,473
China Unicom Ltd. sponsored ADR	214,700	3,976,244
Dynasty Fine Wines Group Ltd.	7,224,000	1,269,278
TOTAL HONG KONG		24,866,995
India - 0.5%
Satyam Computer Services Ltd. sponsored ADR	301,200	7,385,424
Suzlon Energy Ltd.	1,400,000	7,042,395
TOTAL INDIA		14,427,819
Indonesia - 0.7%
PT Bumi Resources Tbk	9,391,000	8,346,625
PT Indosat Tbk sponsored ADR (d)	298,400	10,811,032
TOTAL INDONESIA		19,157,657
Ireland - 1.0%
C&C Group PLC	1,314,700	7,261,745
Irish Life & Permanent PLC	2,027,100	20,951,358
TOTAL IRELAND		28,213,103
Israel - 0.6%
Israel Chemicals Ltd.	271,700	6,337,879
Teva Pharmaceutical Industries Ltd. sponsored ADR	239,200	10,955,360
TOTAL ISRAEL		17,293,239
Italy - 4.0%
A2A SpA	1,154,100	4,214,676
Alleanza Assicurazioni SpA	948,700	10,261,716
Assicurazioni Generali SpA	376,200	14,377,758
Buzzi Unicem SpA	172,800	4,304,641

	Shares	Value
Edison SpA	2,559,300	$ 5,682,525
ENI SpA	464,586	17,259,495
Finmeccanica SpA	625,900	16,356,895
Intesa Sanpaolo SpA	1,018,700	5,791,940
Mariella Burani Fashion Group SpA (d)	105,600	2,555,907
Saipem SpA	336,100	15,708,502
UniCredit SpA	2,840,000	17,277,489
TOTAL ITALY		113,791,544
Japan - 12.8%
ACOM Co. Ltd.	409,250	12,682,452
Aeon Co. Ltd.	528,100	6,521,350
Canon, Inc.	186,200	9,586,622
Canon, Inc. sponsored ADR	309,100	15,829,011
Honda Motor Co. Ltd.	97,400	3,324,564
Ibiden Co. Ltd.	180,500	6,562,709
Japan Steel Works Ltd.	783,000	15,230,019
Konica Minolta Holdings, Inc.	368,000	6,215,080
Matsui Securities Co. Ltd. (d)	659,000	3,960,269
Mitsubishi Corp.	254,100	8,377,054
Mitsubishi Electric Corp.	287,000	3,095,323
Mitsubishi Estate Co. Ltd.	344,000	7,873,781
Mitsubishi UFJ Financial Group, Inc.	2,404,800	21,256,290
Mitsui & Co. Ltd.	384,000	8,481,891
Mizuho Financial Group, Inc.	2,247	10,497,923
Murata Manufacturing Co. Ltd.	58,900	2,773,984
Nafco Co. Ltd.	147,900	2,298,639
NGK Insulators Ltd.	585,000	11,378,750
Nidec Corp.	86,400	5,753,761
Nikon Corp.	275,000	8,029,953
Nomura Holdings, Inc.	1,323,200	19,598,127
Nomura Holdings, Inc. sponsored ADR	303,100	4,470,725
NSK Ltd.	1,575,000	13,782,084
NTT DoCoMo, Inc.	4,310	6,322,840
ORIX Corp.	17,270	2,470,977
Point, Inc.	125,450	3,592,220
Rakuten, Inc.	15,243	7,695,802
Ricoh Co. Ltd.	528,000	9,529,016
Sharp Corp.	261,000	4,250,638
Sony Corp.	98,600	4,322,814
Sony Corp. sponsored ADR	214,100	9,364,734
Sumitomo Metal Industries Ltd.	975,000	4,288,843
Sumitomo Mitsui Financial Group, Inc.	6,003	45,178,702
Sumitomo Trust & Banking Co. Ltd.	1,477,000	10,322,931
T&D Holdings, Inc.	291,400	17,923,440
Tokai Carbon Co. Ltd.	259,000	2,637,206
Tokyo Electric Power Co.	115,000	2,957,189
Tokyo Electron Ltd.	47,500	2,738,191
Toyo Tanso Co. Ltd. (d)	29,800	1,917,148
Toyota Motor Corp.	370,900	17,511,265
USS Co. Ltd.	128,860	8,508,535
TOTAL JAPAN		369,112,852
Common Stocks - continued
	Shares	Value
Korea (South) - 0.3%
Doosan Heavy Industries & Construction Co. Ltd.	100,250	$ 9,483,754
Luxembourg - 1.5%
ArcelorMittal SA:
(France)	147,900	14,534,820
(NY Shares) Class A	112,800	11,175,096
Evraz Group SA GDR	54,900	6,395,850
SES SA (A Shares) FDR unit	442,747	11,061,542
TOTAL LUXEMBOURG		43,167,308
Malaysia - 0.1%
Gamuda Bhd	5,333,900	3,819,840
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	67,600	3,565,900
Netherlands - 1.2%
Advanced Metallurgical Group NV	40,500	3,427,729
ASML Holding NV (NY Shares)	113,200	2,762,080
ING Groep NV (Certificaten Van Aandelen)	125,724	3,975,092
Koninklijke KPN NV	919,900	15,727,336
Unilever NV (NY Shares)	336,700	9,562,280
TOTAL NETHERLANDS		35,454,517
Norway - 1.8%
Acta Holding ASA (d)	787,000	895,586
Lighthouse Caledonia ASA	60,299	70,922
Marine Harvest ASA (a)	7,094,000	5,195,808
Orkla ASA (A Shares)	651,150	8,342,997
Petroleum Geo-Services ASA	645,800	15,813,756
Pronova BioPharma ASA	586,838	2,000,866
ProSafe ASA	274,300	2,715,545
StatoilHydro ASA	320,900	11,971,997
StatoilHydro ASA sponsored ADR	163,600	6,115,368
TOTAL NORWAY		53,122,845
Panama - 0.1%
McDermott International, Inc. (a)	63,300	3,917,637
Russia - 0.9%
Mobile TeleSystems OJSC sponsored ADR	111,900	8,572,659
OAO Gazprom sponsored ADR	140,000	8,120,000
Vimpel Communications sponsored ADR	276,200	8,197,616
TOTAL RUSSIA		24,890,275
South Africa - 0.7%
Exxaro Resources Ltd.	540,500	9,969,765
Impala Platinum Holdings Ltd.	229,100	9,039,726
TOTAL SOUTH AFRICA		19,009,491
Spain - 2.2%
Banco Santander SA	469,300	8,561,940
Repsol YPF SA sponsored ADR	183,600	7,209,972

	Shares	Value
Telefonica SA	1,417,480	$ 37,511,805
Telefonica SA sponsored ADR	111,200	8,849,296
TOTAL SPAIN		62,133,013
Sweden - 0.6%
Swedish Match Co.	627,600	12,790,152
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	306,400	3,186,560
TOTAL SWEDEN		15,976,712
Switzerland - 4.7%
Compagnie Financiere Richemont unit	218,644	12,135,008
Credit Suisse Group sponsored ADR	62,400	2,827,344
Credit Suisse Group (Reg.)	122,288	5,566,728
EFG International	148,600	4,044,532
Julius Baer Holding AG	114,046	7,649,013
Nestle SA (Reg.)	756,840	34,110,086
Novartis AG sponsored ADR	101,800	5,603,072
Roche Holding AG (participation certificate)	35,466	6,376,429
SGS Societe Generale de Surveillance Holding SA (Reg.)	18,982	27,071,912
Sonova Holding AG	92,538	7,637,908
Swisscom AG (Reg.)	30,718	10,232,055
UBS AG:
(For. Reg.)	275,307	5,737,475
(NY Shares)	201,943	4,172,142
Zurich Financial Services AG (Reg.)	10,571	2,694,333
TOTAL SWITZERLAND		135,858,037
Thailand - 0.1%
Total Access Communication PCL:
unit	1,175,700	1,776,301
(For. Reg.)	1,779,300	2,688,247
TOTAL THAILAND		4,464,548
United Kingdom - 26.6%
Anglo American PLC:
ADR	354,534	12,568,230
(United Kingdom)	317,408	22,292,912
Barclays PLC	355,800	2,018,636
Barclays PLC rights 7/17/08 (a)	355,800	14,427
BG Group PLC	1,523,200	39,584,400
BHP Billiton PLC	797,195	30,572,670
BlueBay Asset Management (d)	484,200	2,151,726
BP PLC	3,602,306	41,753,155
British American Tobacco PLC	402,800	13,894,221
Cadbury PLC ADR	89,408	4,499,011
Centrica PLC	2,597,000	15,972,937
Climate Exchange PLC (a)	110,500	4,184,524
Compass Group PLC	1,771,300	13,323,706
Diageo PLC	1,382,900	25,336,542
DSG International PLC	3,010,000	2,651,153
GlaxoSmithKline PLC	1,214,900	26,856,503
GlaxoSmithKline PLC sponsored ADR	35,900	1,587,498
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Gottex Fund Management Holdings Ltd.	73,770	$ 2,133,121
Hammerson PLC	289,300	5,124,226
HBOS PLC	529,400	2,898,386
HBOS PLC rights 7/18/08 (a)	211,760	45,116
HSBC Holdings PLC:
(Hong Kong) (Reg.)	382,000	5,888,082
(United Kingdom) (Reg.)	1,150,426	17,713,857
sponsored ADR	110,800	8,498,360
Icap PLC	536,400	5,745,553
Informa PLC	571,800	4,685,284
International Power PLC	1,803,200	15,447,576
Intertek Group PLC	413,400	8,097,517
Jardine Lloyd Thompson Group PLC	2,703,273	20,251,583
Lloyds TSB Group PLC	548,500	3,365,213
Man Group PLC	5,088,625	62,861,906
Misys PLC	759,700	2,248,040
NDS Group PLC sponsored ADR (a)	63,200	3,741,440
New Star Asset Management Group PLC	770,200	1,555,063
Prudential PLC	1,867,700	19,700,166
QinetiQ Group PLC	1,705,000	6,978,943
Reed Elsevier PLC	2,257,014	25,719,988
Rio Tinto PLC:
(Reg.)	145,506	17,522,983
sponsored ADR	21,500	10,642,500
Royal Bank of Scotland Group PLC	3,869,375	16,472,570
Royal Dutch Shell PLC:
Class A (United Kingdom)	665,900	27,296,433
Class A sponsored ADR	308,600	25,215,706
Class B	153,800	6,158,676
Scottish & Southern Energy PLC	553,200	15,413,801
Shanks Group PLC	2,572,200	11,929,009
Signet Group PLC	7,353,100	7,255,362
Smith & Nephew PLC sponsored ADR	75,000	4,106,250
SSL International PLC	472,100	4,186,910
Standard Chartered PLC (United Kingdom)	94,500	2,676,208
Taylor Nelson Sofres PLC	5,050,400	23,291,597
Tesco PLC	3,870,100	28,307,306
Vodafone Group PLC	15,586,462	45,922,922
Vodafone Group PLC sponsored ADR	255,800	7,535,868
William Morrison Supermarkets PLC	3,097,500	16,329,061
Xstrata PLC	140,400	11,184,403
TOTAL UNITED KINGDOM		763,409,236

	Shares	Value
United States of America - 3.3%
Apple, Inc. (a)	42,000	$ 7,032,480
Becton, Dickinson & Co.	54,700	4,447,110
Calgon Carbon Corp. (a)(d)	1,353,417	20,923,827
Copart, Inc. (a)	105,500	4,517,510
Dr Pepper Snapple Group, Inc. (a)	67,056	1,406,835
Estee Lauder Companies, Inc. Class A (d)	600,300	27,883,935
Fuel Tech, Inc. (a)(d)	271,800	4,789,116
Hypercom Corp. (a)	171,800	755,920
Monsanto Co.	38,800	4,905,872
Stryker Corp.	92,200	5,797,536
Sunpower Corp. Class A (a)(d)	90,300	6,499,794
Visa, Inc.	81,200	6,602,372
TOTAL UNITED STATES OF AMERICA		95,562,307
TOTAL COMMON STOCKS (Cost $2,540,143,053)		2,856,191,940
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 2.38% (b)	15,959,095	15,959,095
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	189,087,782	189,087,782
TOTAL MONEY MARKET FUNDS (Cost $205,046,877)		205,046,877
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $2,745,189,930)		3,061,238,817
NET OTHER ASSETS - (6.6)%		(188,439,094)
NET ASSETS - 100%		$ 2,872,799,723
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,480,349
Fidelity Securities Lending Cash Central Fund	3,185,393
Total	$ 4,665,742
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,061,238,817	$ 1,148,318,080	$ 1,912,920,737	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $181,563,989) - See accompanying schedule: Unaffiliated issuers (cost $2,540,143,053)	$ 2,856,191,940
Fidelity Central Funds (cost $205,046,877)	205,046,877
Total Investments (cost $2,745,189,930)		$ 3,061,238,817
Cash		356,151
Foreign currency held at value (cost $8)		8
Receivable for fund shares sold		882,886
Dividends receivable		8,964,910
Distributions receivable from Fidelity Central Funds		426,869
Prepaid expenses		5,316
Other receivables		379,820
Total assets		3,072,254,777

Liabilities
Payable for investments purchased	$ 1,853,627
Payable for fund shares redeemed	5,145,177
Accrued management fee	1,771,221
Distribution fees payable	207,842
Other affiliated payables	291,920
Other payables and accrued expenses	1,097,485
Collateral on securities loaned, at value	189,087,782
Total liabilities		199,455,054

Net Assets		$ 2,872,799,723
Net Assets consist of:
Paid in capital		$ 2,428,079,953
Undistributed net investment income		50,381,070
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,218,634
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		316,120,066
Net Assets		$ 2,872,799,723

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,231,326,194 ÷ 60,932,192 shares)	$ 20.21

Service Class: Net Asset Value, offering price and redemption price per share ($296,829,829 ÷ 14,760,225 shares)	$ 20.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($708,971,802 ÷ 35,451,968 shares)	$ 20.00

Initial Class R: Net Asset Value, offering price and redemption price per share ($225,924,482 ÷ 11,204,213 shares)	$ 20.16

Service Class R: Net Asset Value, offering price and redemption price per share ($113,990,593 ÷ 5,676,775 shares)	$ 20.08

Service Class 2R: Net Asset Value, offering price and redemption price per share ($80,789,752 ÷ 4,070,700 shares)	$ 19.85

Investor Class R: Net Asset Value, offering price and redemption price per share ($214,967,071 ÷ 10,670,172 shares)	$ 20.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 66,839,951
Interest		13,113
Income from Fidelity Central Funds		4,665,742
		71,518,806
Less foreign taxes withheld		(6,390,616)
Total income		65,128,190

Expenses
Management fee	$ 11,312,778
Transfer agent fees	1,182,637
Distribution fees	1,268,535
Accounting and security lending fees	705,996
Custodian fees and expenses	313,043
Independent trustees' compensation	6,848
Audit	34,401
Legal	5,231
Interest	9,994
Miscellaneous	299,973
Total expenses before reductions	15,139,436
Expense reductions	(347,302)	14,792,134
Net investment income (loss)		50,336,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $617,988)	88,037,134
Foreign currency transactions	161,578
Total net realized gain (loss)		88,198,712
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $124,985)	(503,427,086)
Assets and liabilities in foreign currencies	72,648
Total change in net unrealized appreciation (depreciation)		(503,354,438)
Net gain (loss)		(415,155,726)
Net increase (decrease) in net assets resulting from operations		$ (364,819,670)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,336,056	$ 61,989,857
Net realized gain (loss)	88,198,712	352,592,480
Change in net unrealized appreciation (depreciation)	(503,354,438)	134,088,793
Net increase (decrease) in net assets resulting from operations	(364,819,670)	548,671,130
Distributions to shareholders from net investment income	-	(111,357,133)
Distributions to shareholders from net realized gain	(348,490,470)	(225,173,068)
Total distributions	(348,490,470)	(336,530,201)
Share transactions - net increase (decrease)	(41,302,848)	159,355,663
Redemption fees	41,761	118,790
Total increase (decrease) in net assets	(754,571,227)	371,615,382

Net Assets
Beginning of period	3,627,370,950	3,255,755,568
End of period (including undistributed net investment income of $50,381,070 and undistributed net investment income of $45,014, respectively)	$ 2,872,799,723	$ 3,627,370,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.33	$ 23.96	$ 20.60	$ 17.51	$ 15.59	$ 10.98
Income from Investment Operations
Net investment income (loss) E	.35	.45	.38	.20	.13	.11
Net realized and unrealized gain (loss)	(3.01)	3.42	3.30	3.10	1.97	4.60
Total from investment operations	(2.66)	3.87	3.68	3.30	2.10	4.71
Distributions from net investment income	-	(.84)	(.19)	(.12)	(.18)	(.10)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.50)	(.32)	(.21)	(.18)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.21	$ 25.33	$ 23.96	$ 20.60	$ 17.51	$ 15.59
Total Return B, C, D	(10.50)%	17.41%	18.09%	19.06%	13.57%	43.37%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.85%	.88%	.89%	.91%	.90%
Expenses net of fee waivers, if any	.86% A	.85%	.88%	.89%	.91%	.90%
Expenses net of all reductions	.84% A	.82%	.81%	.82%	.87%	.86%
Net investment income (loss)	3.23% A	1.85%	1.76%	1.11%	.80%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,231,326	$ 1,702,235	$ 1,624,901	$ 1,549,179	$ 1,491,485	$ 1,436,137
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.23	$ 23.86	$ 20.52	$ 17.44	$ 15.53	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.33	.43	.36	.18	.11	.09
Net realized and unrealized gain (loss)	(2.99)	3.39	3.28	3.09	1.97	4.59
Total from investment operations	(2.66)	3.82	3.64	3.27	2.08	4.68
Distributions from net investment income	-	(.79)	(.17)	(.10)	(.17)	(.09)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.45)	(.30)	(.19)	(.17)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.11	$ 25.23	$ 23.86	$ 20.52	$ 17.44	$ 15.53
Total Return B, C, D	(10.55)%	17.25%	17.95%	18.97%	13.49%	43.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.95%	.98%	.99%	1.01%	1.00%
Expenses net of fee waivers, if any	.96% A	.95%	.98%	.99%	1.01%	1.00%
Expenses net of all reductions	.94% A	.92%	.91%	.92%	.97%	.96%
Net investment income (loss)	3.13% A	1.75%	1.66%	1.02%	.69%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,830	$ 366,777	$ 362,060	$ 329,759	$ 322,649	$ 246,632
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.12	$ 23.75	$ 20.43	$ 17.39	$ 15.50	$ 10.90
Income from Investment Operations
Net investment income (loss) E	.32	.39	.33	.14	.08	.08
Net realized and unrealized gain (loss)	(2.98)	3.37	3.27	3.08	1.97	4.58
Total from investment operations	(2.66)	3.76	3.60	3.22	2.05	4.66
Distributions from net investment income	-	(.73)	(.15)	(.09)	(.16)	(.06)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.39)	(.28)	(.18)	(.16)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.00	$ 25.12	$ 23.75	$ 20.43	$ 17.39	$ 15.50
Total Return B, C, D	(10.60)%	17.05%	17.83%	18.72%	13.31%	43.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11% A	1.10%	1.13%	1.14%	1.16%	1.16%
Expenses net of fee waivers, if any	1.11% A	1.10%	1.13%	1.14%	1.16%	1.16%
Expenses net of all reductions	1.09% A	1.07%	1.06%	1.07%	1.12%	1.12%
Net investment income (loss)	2.98% A	1.60%	1.51%	.79%	.54%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 708,972	$ 821,943	$ 703,421	$ 502,801	$ 319,708	$ 140,822
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.28	$ 23.92	$ 20.57	$ 17.49	$ 15.57	$ 10.98
Income from Investment Operations
Net investment income (loss) E	.35	.45	.38	.19	.12	.11
Net realized and unrealized gain (loss)	(3.01)	3.41	3.29	3.10	1.98	4.59
Total from investment operations	(2.66)	3.86	3.67	3.29	2.10	4.70
Distributions from net investment income	-	(.84)	(.19)	(.12)	(.18)	(.11)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.50)	(.32)	(.21)	(.18)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.16	$ 25.28	$ 23.92	$ 20.57	$ 17.49	$ 15.57
Total Return B, C, D	(10.53)%	17.40%	18.08%	19.05%	13.59%	43.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.85%	.88%	.89%	.91%	.90%
Expenses net of fee waivers, if any	.86% A	.85%	.88%	.89%	.91%	.90%
Expenses net of all reductions	.84% A	.82%	.81%	.82%	.87%	.86%
Net investment income (loss)	3.23% A	1.85%	1.76%	1.08%	.79%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,924	$ 275,678	$ 240,693	$ 184,245	$ 132,064	$ 39,466
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.19	$ 23.83	$ 20.50	$ 17.43	$ 15.52	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.33	.43	.36	.17	.11	.10
Net realized and unrealized gain (loss)	(2.98)	3.38	3.27	3.09	1.97	4.58
Total from investment operations	(2.65)	3.81	3.63	3.26	2.08	4.68
Distributions from net investment income	-	(.79)	(.17)	(.10)	(.17)	(.10)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.45)	(.30)	(.19)	(.17)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.08	$ 25.19	$ 23.83	$ 20.50	$ 17.43	$ 15.52
Total Return B, C, D	(10.52)%	17.23%	17.95%	18.92%	13.50%	43.25%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.94%	.98%	.99%	1.01%	1.00%
Expenses net of fee waivers, if any	.96% A	.94%	.98%	.99%	1.01%	1.00%
Expenses net of all reductions	.94% A	.92%	.91%	.92%	.96%	.96%
Net investment income (loss)	3.13% A	1.75%	1.66%	.96%	.70%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,991	$ 135,038	$ 133,934	$ 115,449	$ 86,509	$ 56,141
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 24.95	$ 23.61	$ 20.32	$ 17.30	$ 15.42	$ 10.90
Income from Investment Operations
Net investment income (loss) E	.31	.39	.32	.14	.08	.08
Net realized and unrealized gain (loss)	(2.95)	3.35	3.26	3.07	1.96	4.55
Total from investment operations	(2.64)	3.74	3.58	3.21	2.04	4.63
Distributions from net investment income	-	(.74)	(.16)	(.10)	(.16)	(.11)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.40)	(.29)	(.19)	(.16)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.85	$ 24.95	$ 23.61	$ 20.32	$ 17.30	$ 15.42
Total Return B, C, D	(10.59)%	17.06%	17.81%	18.74%	13.32%	43.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11% A	1.09%	1.13%	1.14%	1.16%	1.15%
Expenses net of fee waivers, if any	1.11% A	1.09%	1.13%	1.14%	1.16%	1.15%
Expenses net of all reductions	1.09% A	1.07%	1.06%	1.07%	1.11%	1.11%
Net investment income (loss)	2.98% A	1.60%	1.51%	.77%	.55%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,790	$ 95,871	$ 68,729	$ 49,373	$ 27,562	$ 7,072
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 25.27	$ 23.91	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.34	.42	.36	.02
Net realized and unrealized gain (loss)	(3.00)	3.41	3.29	2.88
Total from investment operations	(2.66)	3.83	3.65	2.90
Distributions from net investment income	-	(.81)	(.20)	-
Distributions from net realized gain	(2.46)	(1.66)	(.13)	-
Total distributions	(2.46)	(2.47)	(.33)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 20.15	$ 25.27	$ 23.91	$ 20.59
Total Return B, C, D	(10.53)%	17.25%	17.94%	16.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.96%	1.01%	1.07% A
Expenses net of fee waivers, if any	.95% A	.96%	1.01%	1.07% A
Expenses net of all reductions	.93% A	.94%	.93%	1.00% A
Net investment income (loss)	3.14% A	1.74%	1.64%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,967	$ 229,829	$ 122,018	$ 29,544
Portfolio turnover rate G	72% A	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies. - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 550,219,358
Unrealized depreciation	(241,148,633)
Net unrealized appreciation (depreciation)	$ 309,070,725
Cost for federal income tax purposes	$ 2,752,168,092

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,128,009,914 and $1,344,611,363, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 162,191
Service Class 2	936,560
Service Class R	60,711
Service Class 2R	109,073
$ 1,268,535

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class R pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class R paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 497,077
Service Class	109,907
Service Class 2	252,329
Initial Class R	81,770
Service Class R	40,106
Service Class 2R	28,822
Investor Class R	172,626
$ 1,182,637

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $381 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,743,533	2.23%	$ 9,994

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,364 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,185,393.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $346,142 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,160.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $27,232, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 55,739,563
Service Class	-	11,576,654
Service Class 2	-	22,633,556
Initial Class R	-	8,762,292
Service Class R	-	4,244,546
Service Class 2R	-	2,489,770
Investor Class R	-	5,910,752
Total	$ -	$ 111,357,133
From net realized gain
Initial Class	$ 163,022,999	$ 111,097,557
Service Class	34,891,161	25,082,728
Service Class 2	79,417,694	49,162,218
Initial Class R	26,045,726	16,729,732
Service Class R	12,931,868	9,169,613
Service Class 2R	9,495,528	4,853,334
Investor Class R	22,685,494	9,077,886
Total	$ 348,490,470	$ 225,173,068

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	3,010,669	8,581,542	$ 65,052,508	$ 209,859,014
Reinvestment of distributions	8,066,452	7,280,031	163,022,999	166,837,120
Shares redeemed	(17,358,827)	(16,452,957)	(371,867,409)	(401,808,271)
Net increase (decrease)	(6,281,706)	(591,384)	$ (143,791,902)	$ (25,112,137)
Service Class
Shares sold	614,372	1,382,854	$ 13,143,095	$ 33,724,214
Reinvestment of distributions	1,734,153	1,608,100	34,891,161	36,659,382
Shares redeemed	(2,127,027)	(3,627,586)	(45,581,308)	(88,845,433)
Net increase (decrease)	221,498	(636,632)	$ 2,452,948	$ (18,461,837)
Service Class 2
Shares sold	2,746,903	4,978,892	$ 57,818,849	$ 121,295,683
Reinvestment of distributions	3,966,918	3,159,253	79,417,694	71,795,774
Shares redeemed	(3,983,225)	(5,039,553)	(84,949,748)	(122,533,831)
Net increase (decrease)	2,730,596	3,098,592	$ 52,286,795	$ 70,557,626

Semiannual Report

12. Share Transactions. - continued

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class R
Shares sold	393,440	1,573,581	$ 8,505,191	$ 38,800,759
Reinvestment of distributions	1,291,310	1,112,826	26,045,726	25,492,024
Shares redeemed	(1,387,260)	(1,840,544)	(29,696,863)	(44,022,123)
Net increase (decrease)	297,490	845,863	$ 4,854,054	$ 20,270,660
Service Class R
Shares sold	347,452	794,023	$ 7,316,088	$ 19,027,863
Reinvestment of distributions	643,697	589,118	12,931,868	13,414,159
Shares redeemed	(674,330)	(1,643,900)	(14,373,183)	(39,376,291)
Net increase (decrease)	316,819	(260,759)	$ 5,874,773	$ (6,934,269)
Service Class 2R
Shares sold	453,302	1,154,726	$ 9,521,978	$ 28,069,168
Reinvestment of distributions	477,883	324,060	9,495,528	7,343,104
Shares redeemed	(703,065)	(547,588)	(14,463,758)	(13,063,580)
Net increase (decrease)	228,120	931,198	$ 4,553,748	$ 22,348,692
Investor Class R
Shares sold	1,025,868	3,876,633	$ 22,122,615	$ 95,023,834
Reinvestment of distributions	1,125,273	648,994	22,685,494	14,988,638
Shares redeemed	(577,169)	(532,623)	(12,341,373)	(13,325,544)
Net increase (decrease)	1,573,972	3,993,004	$ 32,466,736	$ 96,686,928

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	821,220,039.81	95.845
Withheld	35,598,080.64	4.155
TOTAL	856,818,120.45	100.000
Dennis J. Dirks
Affirmative	822,124,493.63	95.951
Withheld	34,693,626.82	4.049
TOTAL	856,818,120.45	100.000
Edward C. Johnson 3d
Affirmative	820,473,313.05	95.758
Withheld	36,344,807.40	4.242
TOTAL	856,818,120.45	100.000
Alan J. Lacy
Affirmative	822,170,402.95	95.956
Withheld	34,647,717.50	4.044
TOTAL	856,818,120.45	100.000
Ned C. Lautenbach
Affirmative	821,435,006.18	95.870
Withheld	35,383,114.27	4.130
TOTAL	856,818,120.45	100.000
Joseph Mauriello
Affirmative	822,174,756.53	95.957
Withheld	34,643,363.92	4.043
TOTAL	856,818,120.45	100.000
Cornelia M. Small
Affirmative	822,263,792.20	95.967
Withheld	34,554,328.25	4.033
TOTAL	856,818,120.45	100.000
William S. Stavropoulos
Affirmative	821,014,987.67	95.821
Withheld	35,803,132.78	4.179
TOTAL	856,818,120.45	100.000
David M. Thomas
Affirmative	822,321,743.26	95.974
Withheld	34,496,377.19	4.026
TOTAL	856,818,120.45	100.000
Michael E. Wiley
Affirmative	822,218,346.41	95.962
Withheld	34,599,774.04	4.038
TOTAL	856,818,120.45	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	701,273,514.99	81.846
Against	103,131,328.05	12.037
Abstain	52,413,277.41	6.117
TOTAL	856,818,120.45	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0808
1.705696.110

Fidelity® Variable Insurance Products:

Overseas Portfolio - Class R

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 895.00	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.32
Service Class
Actual	$ 1,000.00	$ 894.50	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.82
Service Class 2
Actual	$ 1,000.00	$ 894.00	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.57
Initial Class R
Actual	$ 1,000.00	$ 894.70	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.32
Service Class R
Actual	$ 1,000.00	$ 894.80	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.82
Service Class 2R
Actual	$ 1,000.00	$ 894.10	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.57
Investor Class R
Actual	$ 1,000.00	$ 894.70	$ 4.48
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investments

Shareholder Expense Example - continued

Annualized Expense Ratio
Initial Class	.86%
Service Class	.96%
Service Class 2	1.11%
Initial Class R	.86%
Service Class R	.96%
Service Class 2R	1.11%
Investor Class R	.95%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2008
United Kingdom	26.6%
Japan	12.8%
France	12.2%
Germany	7.9%
Australia	6.0%
Switzerland	4.7%
Italy	4.0%
United States of America	3.9%
Denmark	2.3%
Other	19.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2007
United Kingdom	21.4%
France	14.8%
Germany	11.4%
Japan	11.4%
Switzerland	6.5%
Australia	5.9%
United States of America	5.9%
Italy	3.6%
Norway	2.3%
Other	16.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	96.2
Short-Term Investments and Net Other Assets	0.6	3.8
Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Alstom SA (France, Electrical Equipment)	3.8	3.1
Man Group PLC (United Kingdom, Capital Markets)	2.2	1.7
CSL Ltd. (Australia, Biotechnology)	2.0	1.6
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	1.7
Royal Dutch Shell PLC Class A (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.8
E.On AG (Germany, Electric Utilities)	1.6	1.7
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	1.5
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.6	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	1.5
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	1.0
	19.3
Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	20.6
Industrials	13.0	18.3
Materials	11.3	7.4
Energy	10.9	8.7
Consumer Staples	10.4	9.1
Consumer Discretionary	8.3	8.3
Telecommunication Services	7.6	6.8
Health Care	6.0	4.6
Utilities	5.1	7.5
Information Technology	4.8	4.9

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	430,600	$ 6,398,716
Australia - 6.0%
AMP Ltd.	859,100	5,510,300
Australian Wealth Management Ltd.	2,494,900	3,097,621
BHP Billiton Ltd.	900,617	38,334,519
Commonwealth Bank of Australia	367,933	14,170,199
Computershare Ltd.	1,203,606	10,627,946
CSL Ltd.	1,666,466	57,038,757
Energy Resources of Australia Ltd.	270,330	5,955,931
HFA Holdings Ltd.	1,251,777	1,392,164
Lion Nathan Ltd.	1,266,655	10,383,167
National Australia Bank Ltd.	173,073	4,397,244
Rio Tinto Ltd.	79,200	10,288,922
Seek Ltd.	593,800	2,846,529
Telstra Corp. Ltd.	2,084,657	8,474,339
TOTAL AUSTRALIA		172,517,638
Austria - 0.7%
Strabag SE	247,400	19,221,342
Belgium - 0.2%
Hamon & Compagnie International SA (a)	73,974	3,469,132
KBC Groupe SA	26,700	2,951,451
TOTAL BELGIUM		6,420,583
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	547,000	8,716,180
Clear Media Ltd. (a)	249,000	217,153
Covidien Ltd.	125,700	6,019,773
TOTAL BERMUDA		14,953,106
Brazil - 1.7%
Banco do Brasil SA	324,800	5,285,699
Bolsa de Mercadorias & Futuros - BM&F SA	408,800	3,521,412
Gafisa SA sponsored ADR	107,100	3,681,027
MRV Engenharia e Participacoes SA	601,500	13,394,180
TIM Participacoes SA sponsored ADR (non-vtg.)	244,400	6,948,292
Uniao de Bancos Brasileiros SA (Unibanco) GDR	43,600	5,534,148
Vivo Participacoes SA (PN) sponsored ADR (d)	1,092,500	6,948,300
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	96,100	2,566,831
TOTAL BRAZIL		47,879,889
British Virgin Islands - 0.0%
Indochina Capital Vietnam Holdings Ltd. (a)	192,800	964,000
Canada - 1.2%
Canadian Natural Resources Ltd.	39,900	3,947,139
Nexen, Inc.	115,200	4,595,117
Nortel Networks Corp. (a)	40,149	328,880

	Shares	Value
OPTI Canada, Inc. (a)	156,100	$ 3,537,460
Petrobank Energy & Resources Ltd. (a)	86,200	4,498,788
Potash Corp. of Saskatchewan, Inc.	28,500	6,514,245
Suncor Energy, Inc.	68,800	3,995,644
Talisman Energy, Inc.	205,700	4,556,537
TimberWest Forest Corp.	175,300	2,364,620
TOTAL CANADA		34,338,430
China - 0.3%
Global Bio-Chem Technology Group Co. Ltd.	6,534,000	2,715,080
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	259,817	4,939,121
TOTAL CHINA		7,654,201
Denmark - 2.3%
Carlsberg AS Series B (d)	155,725	15,000,951
Novo Nordisk AS Series B	224,400	14,772,368
Novozymes AS Series B (d)	105,600	9,506,840
Vestas Wind Systems AS (a)	199,400	25,961,274
TOTAL DENMARK		65,241,433
Finland - 1.5%
Fortum Oyj	216,800	10,973,430
Nokia Corp. sponsored ADR	684,700	16,775,150
Nokian Tyres Ltd.	299,912	14,225,405
TOTAL FINLAND		41,973,985
France - 12.2%
Alstom SA (d)	473,700	108,621,948
AXA SA	247,415	7,290,283
AXA SA sponsored ADR	168,900	4,969,038
BNP Paribas SA	288,302	25,952,028
Bouygues SA	181,900	12,001,160
Carrefour SA	244,200	13,764,998
CNP Assurances	64,600	7,283,424
Compagnie Generale de Geophysique SA (a)	154,000	7,270,808
France Telecom SA	110,361	3,236,557
Groupe Danone	182,700	12,784,249
Ingenico SA	319,400	11,152,305
L'Air Liquide SA	182,578	24,036,476
L'Oreal SA	134,295	14,566,453
Sanofi-Aventis sponsored ADR	85,100	2,827,873
Sodexho Alliance SA	206,500	13,509,136
Suez SA (France)	136,000	9,219,090
Total SA:
Series B	340,200	28,957,246
sponsored ADR	187,400	15,979,598
Unibail-Rodamco	67,800	15,642,256
Vilmorin & Cie	28,200	5,313,550
Vivendi	201,380	7,593,285
TOTAL FRANCE		351,971,761
Common Stocks - continued
	Shares	Value
Germany - 7.9%
Allianz AG (Reg.)	90,400	$ 15,901,628
Bayer AG	72,000	6,057,945
Beiersdorf AG	239,400	17,575,642
Commerzbank AG	276,800	8,223,111
Daimler AG (Reg.)	82,200	5,098,516
Deutsche Bank AG	70,200	6,059,995
Deutsche Bank AG (NY Shares)	29,800	2,543,430
Deutsche Boerse AG	91,300	10,320,555
Deutsche Postbank AG	145,600	12,800,253
E.ON AG	231,144	46,585,669
Fresenius AG	132,100	11,437,705
GFK AG	111,269	4,984,389
K&S AG	21,100	12,148,517
MLP AG (d)	990,500	17,811,840
Q-Cells AG (a)(d)	90,100	9,127,219
RWE AG	170,300	21,501,356
SAP AG sponsored ADR (d)	158,100	8,238,591
Vossloh AG	73,300	9,541,866
TOTAL GERMANY		225,958,227
Hong Kong - 0.9%
China Unicom Ltd.	10,572,000	19,621,473
China Unicom Ltd. sponsored ADR	214,700	3,976,244
Dynasty Fine Wines Group Ltd.	7,224,000	1,269,278
TOTAL HONG KONG		24,866,995
India - 0.5%
Satyam Computer Services Ltd. sponsored ADR	301,200	7,385,424
Suzlon Energy Ltd.	1,400,000	7,042,395
TOTAL INDIA		14,427,819
Indonesia - 0.7%
PT Bumi Resources Tbk	9,391,000	8,346,625
PT Indosat Tbk sponsored ADR (d)	298,400	10,811,032
TOTAL INDONESIA		19,157,657
Ireland - 1.0%
C&C Group PLC	1,314,700	7,261,745
Irish Life & Permanent PLC	2,027,100	20,951,358
TOTAL IRELAND		28,213,103
Israel - 0.6%
Israel Chemicals Ltd.	271,700	6,337,879
Teva Pharmaceutical Industries Ltd. sponsored ADR	239,200	10,955,360
TOTAL ISRAEL		17,293,239
Italy - 4.0%
A2A SpA	1,154,100	4,214,676
Alleanza Assicurazioni SpA	948,700	10,261,716
Assicurazioni Generali SpA	376,200	14,377,758
Buzzi Unicem SpA	172,800	4,304,641

	Shares	Value
Edison SpA	2,559,300	$ 5,682,525
ENI SpA	464,586	17,259,495
Finmeccanica SpA	625,900	16,356,895
Intesa Sanpaolo SpA	1,018,700	5,791,940
Mariella Burani Fashion Group SpA (d)	105,600	2,555,907
Saipem SpA	336,100	15,708,502
UniCredit SpA	2,840,000	17,277,489
TOTAL ITALY		113,791,544
Japan - 12.8%
ACOM Co. Ltd.	409,250	12,682,452
Aeon Co. Ltd.	528,100	6,521,350
Canon, Inc.	186,200	9,586,622
Canon, Inc. sponsored ADR	309,100	15,829,011
Honda Motor Co. Ltd.	97,400	3,324,564
Ibiden Co. Ltd.	180,500	6,562,709
Japan Steel Works Ltd.	783,000	15,230,019
Konica Minolta Holdings, Inc.	368,000	6,215,080
Matsui Securities Co. Ltd. (d)	659,000	3,960,269
Mitsubishi Corp.	254,100	8,377,054
Mitsubishi Electric Corp.	287,000	3,095,323
Mitsubishi Estate Co. Ltd.	344,000	7,873,781
Mitsubishi UFJ Financial Group, Inc.	2,404,800	21,256,290
Mitsui & Co. Ltd.	384,000	8,481,891
Mizuho Financial Group, Inc.	2,247	10,497,923
Murata Manufacturing Co. Ltd.	58,900	2,773,984
Nafco Co. Ltd.	147,900	2,298,639
NGK Insulators Ltd.	585,000	11,378,750
Nidec Corp.	86,400	5,753,761
Nikon Corp.	275,000	8,029,953
Nomura Holdings, Inc.	1,323,200	19,598,127
Nomura Holdings, Inc. sponsored ADR	303,100	4,470,725
NSK Ltd.	1,575,000	13,782,084
NTT DoCoMo, Inc.	4,310	6,322,840
ORIX Corp.	17,270	2,470,977
Point, Inc.	125,450	3,592,220
Rakuten, Inc.	15,243	7,695,802
Ricoh Co. Ltd.	528,000	9,529,016
Sharp Corp.	261,000	4,250,638
Sony Corp.	98,600	4,322,814
Sony Corp. sponsored ADR	214,100	9,364,734
Sumitomo Metal Industries Ltd.	975,000	4,288,843
Sumitomo Mitsui Financial Group, Inc.	6,003	45,178,702
Sumitomo Trust & Banking Co. Ltd.	1,477,000	10,322,931
T&D Holdings, Inc.	291,400	17,923,440
Tokai Carbon Co. Ltd.	259,000	2,637,206
Tokyo Electric Power Co.	115,000	2,957,189
Tokyo Electron Ltd.	47,500	2,738,191
Toyo Tanso Co. Ltd. (d)	29,800	1,917,148
Toyota Motor Corp.	370,900	17,511,265
USS Co. Ltd.	128,860	8,508,535
TOTAL JAPAN		369,112,852
Common Stocks - continued
	Shares	Value
Korea (South) - 0.3%
Doosan Heavy Industries & Construction Co. Ltd.	100,250	$ 9,483,754
Luxembourg - 1.5%
ArcelorMittal SA:
(France)	147,900	14,534,820
(NY Shares) Class A	112,800	11,175,096
Evraz Group SA GDR	54,900	6,395,850
SES SA (A Shares) FDR unit	442,747	11,061,542
TOTAL LUXEMBOURG		43,167,308
Malaysia - 0.1%
Gamuda Bhd	5,333,900	3,819,840
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	67,600	3,565,900
Netherlands - 1.2%
Advanced Metallurgical Group NV	40,500	3,427,729
ASML Holding NV (NY Shares)	113,200	2,762,080
ING Groep NV (Certificaten Van Aandelen)	125,724	3,975,092
Koninklijke KPN NV	919,900	15,727,336
Unilever NV (NY Shares)	336,700	9,562,280
TOTAL NETHERLANDS		35,454,517
Norway - 1.8%
Acta Holding ASA (d)	787,000	895,586
Lighthouse Caledonia ASA	60,299	70,922
Marine Harvest ASA (a)	7,094,000	5,195,808
Orkla ASA (A Shares)	651,150	8,342,997
Petroleum Geo-Services ASA	645,800	15,813,756
Pronova BioPharma ASA	586,838	2,000,866
ProSafe ASA	274,300	2,715,545
StatoilHydro ASA	320,900	11,971,997
StatoilHydro ASA sponsored ADR	163,600	6,115,368
TOTAL NORWAY		53,122,845
Panama - 0.1%
McDermott International, Inc. (a)	63,300	3,917,637
Russia - 0.9%
Mobile TeleSystems OJSC sponsored ADR	111,900	8,572,659
OAO Gazprom sponsored ADR	140,000	8,120,000
Vimpel Communications sponsored ADR	276,200	8,197,616
TOTAL RUSSIA		24,890,275
South Africa - 0.7%
Exxaro Resources Ltd.	540,500	9,969,765
Impala Platinum Holdings Ltd.	229,100	9,039,726
TOTAL SOUTH AFRICA		19,009,491
Spain - 2.2%
Banco Santander SA	469,300	8,561,940
Repsol YPF SA sponsored ADR	183,600	7,209,972

	Shares	Value
Telefonica SA	1,417,480	$ 37,511,805
Telefonica SA sponsored ADR	111,200	8,849,296
TOTAL SPAIN		62,133,013
Sweden - 0.6%
Swedish Match Co.	627,600	12,790,152
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	306,400	3,186,560
TOTAL SWEDEN		15,976,712
Switzerland - 4.7%
Compagnie Financiere Richemont unit	218,644	12,135,008
Credit Suisse Group sponsored ADR	62,400	2,827,344
Credit Suisse Group (Reg.)	122,288	5,566,728
EFG International	148,600	4,044,532
Julius Baer Holding AG	114,046	7,649,013
Nestle SA (Reg.)	756,840	34,110,086
Novartis AG sponsored ADR	101,800	5,603,072
Roche Holding AG (participation certificate)	35,466	6,376,429
SGS Societe Generale de Surveillance Holding SA (Reg.)	18,982	27,071,912
Sonova Holding AG	92,538	7,637,908
Swisscom AG (Reg.)	30,718	10,232,055
UBS AG:
(For. Reg.)	275,307	5,737,475
(NY Shares)	201,943	4,172,142
Zurich Financial Services AG (Reg.)	10,571	2,694,333
TOTAL SWITZERLAND		135,858,037
Thailand - 0.1%
Total Access Communication PCL:
unit	1,175,700	1,776,301
(For. Reg.)	1,779,300	2,688,247
TOTAL THAILAND		4,464,548
United Kingdom - 26.6%
Anglo American PLC:
ADR	354,534	12,568,230
(United Kingdom)	317,408	22,292,912
Barclays PLC	355,800	2,018,636
Barclays PLC rights 7/17/08 (a)	355,800	14,427
BG Group PLC	1,523,200	39,584,400
BHP Billiton PLC	797,195	30,572,670
BlueBay Asset Management (d)	484,200	2,151,726
BP PLC	3,602,306	41,753,155
British American Tobacco PLC	402,800	13,894,221
Cadbury PLC ADR	89,408	4,499,011
Centrica PLC	2,597,000	15,972,937
Climate Exchange PLC (a)	110,500	4,184,524
Compass Group PLC	1,771,300	13,323,706
Diageo PLC	1,382,900	25,336,542
DSG International PLC	3,010,000	2,651,153
GlaxoSmithKline PLC	1,214,900	26,856,503
GlaxoSmithKline PLC sponsored ADR	35,900	1,587,498
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Gottex Fund Management Holdings Ltd.	73,770	$ 2,133,121
Hammerson PLC	289,300	5,124,226
HBOS PLC	529,400	2,898,386
HBOS PLC rights 7/18/08 (a)	211,760	45,116
HSBC Holdings PLC:
(Hong Kong) (Reg.)	382,000	5,888,082
(United Kingdom) (Reg.)	1,150,426	17,713,857
sponsored ADR	110,800	8,498,360
Icap PLC	536,400	5,745,553
Informa PLC	571,800	4,685,284
International Power PLC	1,803,200	15,447,576
Intertek Group PLC	413,400	8,097,517
Jardine Lloyd Thompson Group PLC	2,703,273	20,251,583
Lloyds TSB Group PLC	548,500	3,365,213
Man Group PLC	5,088,625	62,861,906
Misys PLC	759,700	2,248,040
NDS Group PLC sponsored ADR (a)	63,200	3,741,440
New Star Asset Management Group PLC	770,200	1,555,063
Prudential PLC	1,867,700	19,700,166
QinetiQ Group PLC	1,705,000	6,978,943
Reed Elsevier PLC	2,257,014	25,719,988
Rio Tinto PLC:
(Reg.)	145,506	17,522,983
sponsored ADR	21,500	10,642,500
Royal Bank of Scotland Group PLC	3,869,375	16,472,570
Royal Dutch Shell PLC:
Class A (United Kingdom)	665,900	27,296,433
Class A sponsored ADR	308,600	25,215,706
Class B	153,800	6,158,676
Scottish & Southern Energy PLC	553,200	15,413,801
Shanks Group PLC	2,572,200	11,929,009
Signet Group PLC	7,353,100	7,255,362
Smith & Nephew PLC sponsored ADR	75,000	4,106,250
SSL International PLC	472,100	4,186,910
Standard Chartered PLC (United Kingdom)	94,500	2,676,208
Taylor Nelson Sofres PLC	5,050,400	23,291,597
Tesco PLC	3,870,100	28,307,306
Vodafone Group PLC	15,586,462	45,922,922
Vodafone Group PLC sponsored ADR	255,800	7,535,868
William Morrison Supermarkets PLC	3,097,500	16,329,061
Xstrata PLC	140,400	11,184,403
TOTAL UNITED KINGDOM		763,409,236

	Shares	Value
United States of America - 3.3%
Apple, Inc. (a)	42,000	$ 7,032,480
Becton, Dickinson & Co.	54,700	4,447,110
Calgon Carbon Corp. (a)(d)	1,353,417	20,923,827
Copart, Inc. (a)	105,500	4,517,510
Dr Pepper Snapple Group, Inc. (a)	67,056	1,406,835
Estee Lauder Companies, Inc. Class A (d)	600,300	27,883,935
Fuel Tech, Inc. (a)(d)	271,800	4,789,116
Hypercom Corp. (a)	171,800	755,920
Monsanto Co.	38,800	4,905,872
Stryker Corp.	92,200	5,797,536
Sunpower Corp. Class A (a)(d)	90,300	6,499,794
Visa, Inc.	81,200	6,602,372
TOTAL UNITED STATES OF AMERICA		95,562,307
TOTAL COMMON STOCKS (Cost $2,540,143,053)		2,856,191,940
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 2.38% (b)	15,959,095	15,959,095
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	189,087,782	189,087,782
TOTAL MONEY MARKET FUNDS (Cost $205,046,877)		205,046,877
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $2,745,189,930)		3,061,238,817
NET OTHER ASSETS - (6.6)%		(188,439,094)
NET ASSETS - 100%		$ 2,872,799,723
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,480,349
Fidelity Securities Lending Cash Central Fund	3,185,393
Total	$ 4,665,742
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,061,238,817	$ 1,148,318,080	$ 1,912,920,737	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $181,563,989) - See accompanying schedule: Unaffiliated issuers (cost $2,540,143,053)	$ 2,856,191,940
Fidelity Central Funds (cost $205,046,877)	205,046,877
Total Investments (cost $2,745,189,930)		$ 3,061,238,817
Cash		356,151
Foreign currency held at value (cost $8)		8
Receivable for fund shares sold		882,886
Dividends receivable		8,964,910
Distributions receivable from Fidelity Central Funds		426,869
Prepaid expenses		5,316
Other receivables		379,820
Total assets		3,072,254,777

Liabilities
Payable for investments purchased	$ 1,853,627
Payable for fund shares redeemed	5,145,177
Accrued management fee	1,771,221
Distribution fees payable	207,842
Other affiliated payables	291,920
Other payables and accrued expenses	1,097,485
Collateral on securities loaned, at value	189,087,782
Total liabilities		199,455,054

Net Assets		$ 2,872,799,723
Net Assets consist of:
Paid in capital		$ 2,428,079,953
Undistributed net investment income		50,381,070
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,218,634
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		316,120,066
Net Assets		$ 2,872,799,723

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,231,326,194 ÷ 60,932,192 shares)	$ 20.21

Service Class: Net Asset Value, offering price and redemption price per share ($296,829,829 ÷ 14,760,225 shares)	$ 20.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($708,971,802 ÷ 35,451,968 shares)	$ 20.00

Initial Class R: Net Asset Value, offering price and redemption price per share ($225,924,482 ÷ 11,204,213 shares)	$ 20.16

Service Class R: Net Asset Value, offering price and redemption price per share ($113,990,593 ÷ 5,676,775 shares)	$ 20.08

Service Class 2R: Net Asset Value, offering price and redemption price per share ($80,789,752 ÷ 4,070,700 shares)	$ 19.85

Investor Class R: Net Asset Value, offering price and redemption price per share ($214,967,071 ÷ 10,670,172 shares)	$ 20.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 66,839,951
Interest		13,113
Income from Fidelity Central Funds		4,665,742
		71,518,806
Less foreign taxes withheld		(6,390,616)
Total income		65,128,190

Expenses
Management fee	$ 11,312,778
Transfer agent fees	1,182,637
Distribution fees	1,268,535
Accounting and security lending fees	705,996
Custodian fees and expenses	313,043
Independent trustees' compensation	6,848
Audit	34,401
Legal	5,231
Interest	9,994
Miscellaneous	299,973
Total expenses before reductions	15,139,436
Expense reductions	(347,302)	14,792,134
Net investment income (loss)		50,336,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $617,988)	88,037,134
Foreign currency transactions	161,578
Total net realized gain (loss)		88,198,712
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $124,985)	(503,427,086)
Assets and liabilities in foreign currencies	72,648
Total change in net unrealized appreciation (depreciation)		(503,354,438)
Net gain (loss)		(415,155,726)
Net increase (decrease) in net assets resulting from operations		$ (364,819,670)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,336,056	$ 61,989,857
Net realized gain (loss)	88,198,712	352,592,480
Change in net unrealized appreciation (depreciation)	(503,354,438)	134,088,793
Net increase (decrease) in net assets resulting from operations	(364,819,670)	548,671,130
Distributions to shareholders from net investment income	-	(111,357,133)
Distributions to shareholders from net realized gain	(348,490,470)	(225,173,068)
Total distributions	(348,490,470)	(336,530,201)
Share transactions - net increase (decrease)	(41,302,848)	159,355,663
Redemption fees	41,761	118,790
Total increase (decrease) in net assets	(754,571,227)	371,615,382

Net Assets
Beginning of period	3,627,370,950	3,255,755,568
End of period (including undistributed net investment income of $50,381,070 and undistributed net investment income of $45,014, respectively)	$ 2,872,799,723	$ 3,627,370,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.33	$ 23.96	$ 20.60	$ 17.51	$ 15.59	$ 10.98
Income from Investment Operations
Net investment income (loss) E	.35	.45	.38	.20	.13	.11
Net realized and unrealized gain (loss)	(3.01)	3.42	3.30	3.10	1.97	4.60
Total from investment operations	(2.66)	3.87	3.68	3.30	2.10	4.71
Distributions from net investment income	-	(.84)	(.19)	(.12)	(.18)	(.10)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.50)	(.32)	(.21)	(.18)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.21	$ 25.33	$ 23.96	$ 20.60	$ 17.51	$ 15.59
Total Return B, C, D	(10.50)%	17.41%	18.09%	19.06%	13.57%	43.37%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.85%	.88%	.89%	.91%	.90%
Expenses net of fee waivers, if any	.86% A	.85%	.88%	.89%	.91%	.90%
Expenses net of all reductions	.84% A	.82%	.81%	.82%	.87%	.86%
Net investment income (loss)	3.23% A	1.85%	1.76%	1.11%	.80%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,231,326	$ 1,702,235	$ 1,624,901	$ 1,549,179	$ 1,491,485	$ 1,436,137
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.23	$ 23.86	$ 20.52	$ 17.44	$ 15.53	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.33	.43	.36	.18	.11	.09
Net realized and unrealized gain (loss)	(2.99)	3.39	3.28	3.09	1.97	4.59
Total from investment operations	(2.66)	3.82	3.64	3.27	2.08	4.68
Distributions from net investment income	-	(.79)	(.17)	(.10)	(.17)	(.09)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.45)	(.30)	(.19)	(.17)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.11	$ 25.23	$ 23.86	$ 20.52	$ 17.44	$ 15.53
Total Return B, C, D	(10.55)%	17.25%	17.95%	18.97%	13.49%	43.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.95%	.98%	.99%	1.01%	1.00%
Expenses net of fee waivers, if any	.96% A	.95%	.98%	.99%	1.01%	1.00%
Expenses net of all reductions	.94% A	.92%	.91%	.92%	.97%	.96%
Net investment income (loss)	3.13% A	1.75%	1.66%	1.02%	.69%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,830	$ 366,777	$ 362,060	$ 329,759	$ 322,649	$ 246,632
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.12	$ 23.75	$ 20.43	$ 17.39	$ 15.50	$ 10.90
Income from Investment Operations
Net investment income (loss) E	.32	.39	.33	.14	.08	.08
Net realized and unrealized gain (loss)	(2.98)	3.37	3.27	3.08	1.97	4.58
Total from investment operations	(2.66)	3.76	3.60	3.22	2.05	4.66
Distributions from net investment income	-	(.73)	(.15)	(.09)	(.16)	(.06)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.39)	(.28)	(.18)	(.16)	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.00	$ 25.12	$ 23.75	$ 20.43	$ 17.39	$ 15.50
Total Return B, C, D	(10.60)%	17.05%	17.83%	18.72%	13.31%	43.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11% A	1.10%	1.13%	1.14%	1.16%	1.16%
Expenses net of fee waivers, if any	1.11% A	1.10%	1.13%	1.14%	1.16%	1.16%
Expenses net of all reductions	1.09% A	1.07%	1.06%	1.07%	1.12%	1.12%
Net investment income (loss)	2.98% A	1.60%	1.51%	.79%	.54%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 708,972	$ 821,943	$ 703,421	$ 502,801	$ 319,708	$ 140,822
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.28	$ 23.92	$ 20.57	$ 17.49	$ 15.57	$ 10.98
Income from Investment Operations
Net investment income (loss) E	.35	.45	.38	.19	.12	.11
Net realized and unrealized gain (loss)	(3.01)	3.41	3.29	3.10	1.98	4.59
Total from investment operations	(2.66)	3.86	3.67	3.29	2.10	4.70
Distributions from net investment income	-	(.84)	(.19)	(.12)	(.18)	(.11)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.50)	(.32)	(.21)	(.18)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.16	$ 25.28	$ 23.92	$ 20.57	$ 17.49	$ 15.57
Total Return B, C, D	(10.53)%	17.40%	18.08%	19.05%	13.59%	43.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.85%	.88%	.89%	.91%	.90%
Expenses net of fee waivers, if any	.86% A	.85%	.88%	.89%	.91%	.90%
Expenses net of all reductions	.84% A	.82%	.81%	.82%	.87%	.86%
Net investment income (loss)	3.23% A	1.85%	1.76%	1.08%	.79%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,924	$ 275,678	$ 240,693	$ 184,245	$ 132,064	$ 39,466
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.19	$ 23.83	$ 20.50	$ 17.43	$ 15.52	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.33	.43	.36	.17	.11	.10
Net realized and unrealized gain (loss)	(2.98)	3.38	3.27	3.09	1.97	4.58
Total from investment operations	(2.65)	3.81	3.63	3.26	2.08	4.68
Distributions from net investment income	-	(.79)	(.17)	(.10)	(.17)	(.10)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.45)	(.30)	(.19)	(.17)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.08	$ 25.19	$ 23.83	$ 20.50	$ 17.43	$ 15.52
Total Return B, C, D	(10.52)%	17.23%	17.95%	18.92%	13.50%	43.25%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.94%	.98%	.99%	1.01%	1.00%
Expenses net of fee waivers, if any	.96% A	.94%	.98%	.99%	1.01%	1.00%
Expenses net of all reductions	.94% A	.92%	.91%	.92%	.96%	.96%
Net investment income (loss)	3.13% A	1.75%	1.66%	.96%	.70%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,991	$ 135,038	$ 133,934	$ 115,449	$ 86,509	$ 56,141
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 24.95	$ 23.61	$ 20.32	$ 17.30	$ 15.42	$ 10.90
Income from Investment Operations
Net investment income (loss) E	.31	.39	.32	.14	.08	.08
Net realized and unrealized gain (loss)	(2.95)	3.35	3.26	3.07	1.96	4.55
Total from investment operations	(2.64)	3.74	3.58	3.21	2.04	4.63
Distributions from net investment income	-	(.74)	(.16)	(.10)	(.16)	(.11)
Distributions from net realized gain	(2.46)	(1.66)	(.13)	(.09)	-	-
Total distributions	(2.46)	(2.40)	(.29)	(.19)	(.16)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.85	$ 24.95	$ 23.61	$ 20.32	$ 17.30	$ 15.42
Total Return B, C, D	(10.59)%	17.06%	17.81%	18.74%	13.32%	43.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11% A	1.09%	1.13%	1.14%	1.16%	1.15%
Expenses net of fee waivers, if any	1.11% A	1.09%	1.13%	1.14%	1.16%	1.15%
Expenses net of all reductions	1.09% A	1.07%	1.06%	1.07%	1.11%	1.11%
Net investment income (loss)	2.98% A	1.60%	1.51%	.77%	.55%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,790	$ 95,871	$ 68,729	$ 49,373	$ 27,562	$ 7,072
Portfolio turnover rate G	72% A	62%	123%	92%	84%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 25.27	$ 23.91	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.34	.42	.36	.02
Net realized and unrealized gain (loss)	(3.00)	3.41	3.29	2.88
Total from investment operations	(2.66)	3.83	3.65	2.90
Distributions from net investment income	-	(.81)	(.20)	-
Distributions from net realized gain	(2.46)	(1.66)	(.13)	-
Total distributions	(2.46)	(2.47)	(.33)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 20.15	$ 25.27	$ 23.91	$ 20.59
Total Return B, C, D	(10.53)%	17.25%	17.94%	16.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.96%	1.01%	1.07% A
Expenses net of fee waivers, if any	.95% A	.96%	1.01%	1.07% A
Expenses net of all reductions	.93% A	.94%	.93%	1.00% A
Net investment income (loss)	3.14% A	1.74%	1.64%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,967	$ 229,829	$ 122,018	$ 29,544
Portfolio turnover rate G	72% A	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies. - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 550,219,358
Unrealized depreciation	(241,148,633)
Net unrealized appreciation (depreciation)	$ 309,070,725
Cost for federal income tax purposes	$ 2,752,168,092

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,128,009,914 and $1,344,611,363, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 162,191
Service Class 2	936,560
Service Class R	60,711
Service Class 2R	109,073
$ 1,268,535

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class R pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class R paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 497,077
Service Class	109,907
Service Class 2	252,329
Initial Class R	81,770
Service Class R	40,106
Service Class 2R	28,822
Investor Class R	172,626
$ 1,182,637

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $381 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,743,533	2.23%	$ 9,994

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,364 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,185,393.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $346,142 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,160.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $27,232, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 55,739,563
Service Class	-	11,576,654
Service Class 2	-	22,633,556
Initial Class R	-	8,762,292
Service Class R	-	4,244,546
Service Class 2R	-	2,489,770
Investor Class R	-	5,910,752
Total	$ -	$ 111,357,133
From net realized gain
Initial Class	$ 163,022,999	$ 111,097,557
Service Class	34,891,161	25,082,728
Service Class 2	79,417,694	49,162,218
Initial Class R	26,045,726	16,729,732
Service Class R	12,931,868	9,169,613
Service Class 2R	9,495,528	4,853,334
Investor Class R	22,685,494	9,077,886
Total	$ 348,490,470	$ 225,173,068

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	3,010,669	8,581,542	$ 65,052,508	$ 209,859,014
Reinvestment of distributions	8,066,452	7,280,031	163,022,999	166,837,120
Shares redeemed	(17,358,827)	(16,452,957)	(371,867,409)	(401,808,271)
Net increase (decrease)	(6,281,706)	(591,384)	$ (143,791,902)	$ (25,112,137)
Service Class
Shares sold	614,372	1,382,854	$ 13,143,095	$ 33,724,214
Reinvestment of distributions	1,734,153	1,608,100	34,891,161	36,659,382
Shares redeemed	(2,127,027)	(3,627,586)	(45,581,308)	(88,845,433)
Net increase (decrease)	221,498	(636,632)	$ 2,452,948	$ (18,461,837)
Service Class 2
Shares sold	2,746,903	4,978,892	$ 57,818,849	$ 121,295,683
Reinvestment of distributions	3,966,918	3,159,253	79,417,694	71,795,774
Shares redeemed	(3,983,225)	(5,039,553)	(84,949,748)	(122,533,831)
Net increase (decrease)	2,730,596	3,098,592	$ 52,286,795	$ 70,557,626

Semiannual Report

12. Share Transactions. - continued

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class R
Shares sold	393,440	1,573,581	$ 8,505,191	$ 38,800,759
Reinvestment of distributions	1,291,310	1,112,826	26,045,726	25,492,024
Shares redeemed	(1,387,260)	(1,840,544)	(29,696,863)	(44,022,123)
Net increase (decrease)	297,490	845,863	$ 4,854,054	$ 20,270,660
Service Class R
Shares sold	347,452	794,023	$ 7,316,088	$ 19,027,863
Reinvestment of distributions	643,697	589,118	12,931,868	13,414,159
Shares redeemed	(674,330)	(1,643,900)	(14,373,183)	(39,376,291)
Net increase (decrease)	316,819	(260,759)	$ 5,874,773	$ (6,934,269)
Service Class 2R
Shares sold	453,302	1,154,726	$ 9,521,978	$ 28,069,168
Reinvestment of distributions	477,883	324,060	9,495,528	7,343,104
Shares redeemed	(703,065)	(547,588)	(14,463,758)	(13,063,580)
Net increase (decrease)	228,120	931,198	$ 4,553,748	$ 22,348,692
Investor Class R
Shares sold	1,025,868	3,876,633	$ 22,122,615	$ 95,023,834
Reinvestment of distributions	1,125,273	648,994	22,685,494	14,988,638
Shares redeemed	(577,169)	(532,623)	(12,341,373)	(13,325,544)
Net increase (decrease)	1,573,972	3,993,004	$ 32,466,736	$ 96,686,928

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	821,220,039.81	95.845
Withheld	35,598,080.64	4.155
TOTAL	856,818,120.45	100.000
Dennis J. Dirks
Affirmative	822,124,493.63	95.951
Withheld	34,693,626.82	4.049
TOTAL	856,818,120.45	100.000
Edward C. Johnson 3d
Affirmative	820,473,313.05	95.758
Withheld	36,344,807.40	4.242
TOTAL	856,818,120.45	100.000
Alan J. Lacy
Affirmative	822,170,402.95	95.956
Withheld	34,647,717.50	4.044
TOTAL	856,818,120.45	100.000
Ned C. Lautenbach
Affirmative	821,435,006.18	95.870
Withheld	35,383,114.27	4.130
TOTAL	856,818,120.45	100.000
Joseph Mauriello
Affirmative	822,174,756.53	95.957
Withheld	34,643,363.92	4.043
TOTAL	856,818,120.45	100.000
Cornelia M. Small
Affirmative	822,263,792.20	95.967
Withheld	34,554,328.25	4.033
TOTAL	856,818,120.45	100.000
William S. Stavropoulos
Affirmative	821,014,987.67	95.821
Withheld	35,803,132.78	4.179
TOTAL	856,818,120.45	100.000
David M. Thomas
Affirmative	822,321,743.26	95.974
Withheld	34,496,377.19	4.026
TOTAL	856,818,120.45	100.000
Michael E. Wiley
Affirmative	822,218,346.41	95.962
Withheld	34,599,774.04	4.038
TOTAL	856,818,120.45	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	701,273,514.99	81.846
Against	103,131,328.05	12.037
Abstain	52,413,277.41	6.117
TOTAL	856,818,120.45	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0808
1.774855.106

Fidelity® Variable Insurance Products:
Value Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 886.60	$ 3.66
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.92
Service Class
Actual	$ 1,000.00	$ 886.30	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,020.54	$ 4.37
Service Class 2
Actual	$ 1,000.00	$ 884.70	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.17
Investor Class
Actual	$ 1,000.00	$ 885.80	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,020.54	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.78%
Service Class	.87%
Service Class 2	1.03%
Investor Class	.87%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Allied Waste Industries, Inc.	1.3	0.9
Avon Products, Inc.	1.3	1.1
Xerox Corp.	1.2	1.2
National Semiconductor Corp.	1.1	0.9
PPL Corp.	1.0	0.7
Arrow Electronics, Inc.	1.0	0.9
Entergy Corp.	1.0	0.8
National Oilwell Varco, Inc.	1.0	0.9
Sysco Corp.	0.9	0.8
Avnet, Inc.	0.9	0.9
	10.7
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.5	17.4
Financials	16.9	15.3
Information Technology	16.5	19.3
Energy	11.8	10.8
Industrials	10.7	9.2
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 99.2%		Stocks 97.6%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	9.6%	* *Foreign investments	10.2%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.8%
ArvinMeritor, Inc.	9,777	$ 122,017
Gentex Corp.	7,640	110,322
Johnson Controls, Inc.	11,600	332,688
The Goodyear Tire & Rubber Co. (a)	17,000	303,110
		868,137
Automobiles - 1.2%
Fiat SpA	8,400	136,752
Ford Motor Co. (a)	82,200	395,382
Harley-Davidson, Inc.	3,000	108,780
Nissan Motor Co. Ltd.	18,300	152,019
Renault SA	5,300	431,348
Winnebago Industries, Inc.	11,453	116,706
		1,340,987
Diversified Consumer Services - 1.0%
H&R Block, Inc.	32,100	686,940
Hillenbrand, Inc.	15,018	321,385
Regis Corp.	2,600	68,510
Service Corp. International	8,400	82,824
		1,159,659
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	30,200	570,780
Carnival Corp. unit	19,100	629,536
DineEquity, Inc.	1,000	37,360
Pinnacle Entertainment, Inc. (a)	4,200	44,058
Royal Caribbean Cruises Ltd.	29,500	662,865
Starwood Hotels & Resorts Worldwide, Inc.	600	24,042
Vail Resorts, Inc. (a)	2,700	115,641
		2,084,282
Household Durables - 4.1%
Black & Decker Corp.	14,485	833,032
Centex Corp.	23,600	315,532
Ethan Allen Interiors, Inc.	17,243	424,178
Jarden Corp. (a)	14,940	272,506
KB Home	4,700	79,571
La-Z-Boy, Inc.	10,200	78,030
Leggett & Platt, Inc.	33,600	563,472
Newell Rubbermaid, Inc.	13,700	230,023
Pulte Homes, Inc.	14,100	135,783
Sealy Corp., Inc.	22,456	128,897
Tempur-Pedic International, Inc.	11,200	87,472
The Stanley Works	21,000	941,430
Whirlpool Corp.	9,900	611,127
		4,701,053
Leisure Equipment & Products - 1.3%
Brunswick Corp.	34,292	363,495
Eastman Kodak Co.	66,700	962,481

	Shares	Value
Polaris Industries, Inc.	2,581	$ 104,221
Pool Corp.	5,002	88,836
		1,519,033
Media - 2.7%
Cinemark Holdings, Inc.	28,856	376,859
E.W. Scripps Co. Class A	25,206	1,047,057
Gannett Co., Inc.	15,400	333,718
Informa PLC	15,500	127,006
Lamar Advertising Co. Class A (a)	6,699	241,365
Live Nation, Inc. (a)	10,500	111,090
Omnicom Group, Inc.	9,500	426,360
R.H. Donnelley Corp. (a)	17,400	52,200
Regal Entertainment Group Class A	24,764	378,394
		3,094,049
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	26,000	518,440
Sears Holdings Corp. (a)(d)	3,459	254,790
		773,230
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	4,600	178,618
AnnTaylor Stores Corp. (a)	16,977	406,769
Asbury Automotive Group, Inc.	12,714	163,375
AutoNation, Inc. (a)	6,300	63,126
AutoZone, Inc. (a)	5,000	605,050
Chico's FAS, Inc. (a)	12,000	64,440
Foot Locker, Inc.	10,300	128,235
Group 1 Automotive, Inc.	10,432	207,284
OfficeMax, Inc.	29,774	413,859
PetSmart, Inc.	36,053	719,257
Pier 1 Imports, Inc. (a)	28,600	98,384
Select Comfort Corp. (a)	11,566	18,968
Sherwin-Williams Co.	4,200	192,906
Staples, Inc.	22,843	542,521
Talbots, Inc.	1,600	18,544
The Children's Place Retail Stores, Inc. (a)	8,487	306,381
The Men's Wearhouse, Inc.	5,200	84,708
Williams-Sonoma, Inc. (d)	40,400	801,536
		5,013,961
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	36,736	519,814
VF Corp.	400	28,472
		548,286
TOTAL CONSUMER DISCRETIONARY		21,102,677
CONSUMER STAPLES - 4.7%
Beverages - 0.4%
Carlsberg AS:
Series A	900	86,688
Series B	1,400	134,862
SABMiller PLC	11,600	265,025
		486,575
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.7%
Rite Aid Corp. (a)	123,800	$ 196,842
SUPERVALU, Inc.	16,700	515,863
Sysco Corp.	38,900	1,070,139
Winn-Dixie Stores, Inc. (a)	8,187	131,156
		1,914,000
Food Products - 0.9%
Cermaq ASA	8,000	95,280
Leroy Seafood Group ASA	7,200	136,710
Marine Harvest ASA (a)	365,000	267,334
Tyson Foods, Inc. Class A	36,000	537,840
		1,037,164
Household Products - 0.4%
Energizer Holdings, Inc. (a)	6,974	509,730
Personal Products - 1.3%
Avon Products, Inc.	40,200	1,448,004
TOTAL CONSUMER STAPLES		5,395,473
ENERGY - 11.8%
Energy Equipment & Services - 4.4%
BJ Services Co.	14,100	450,354
Calfrac Well Services Ltd.	3,800	119,776
Cameron International Corp. (a)	2,900	160,515
ENSCO International, Inc.	1,500	121,110
FMC Technologies, Inc. (a)	3,225	248,099
Nabors Industries Ltd. (a)	7,100	349,533
National Oilwell Varco, Inc. (a)	12,328	1,093,740
Noble Corp.	5,300	344,288
Patterson-UTI Energy, Inc.	6,426	231,593
Smith International, Inc.	9,800	814,772
Transocean, Inc. (a)	1,124	171,286
Weatherford International Ltd. (a)	18,366	910,770
		5,015,836
Oil, Gas & Consumable Fuels - 7.4%
Arch Coal, Inc.	4,000	300,120
Boardwalk Pipeline Partners, LP	11,142	261,726
Cabot Oil & Gas Corp.	14,800	1,002,404
Canadian Natural Resources Ltd.	5,000	494,629
CONSOL Energy, Inc.	800	89,896
Copano Energy LLC	4,994	168,548
El Paso Pipeline Partners LP	4,000	82,600
Energy Transfer Equity LP	7,220	209,308
EOG Resources, Inc.	5,400	708,480
EXCO Resources, Inc. (a)	14,500	535,195
Foundation Coal Holdings, Inc.	8,725	772,861
Hess Corp.	6,350	801,307
NuStar Energy LP	3,100	146,909
Petrohawk Energy Corp. (a)	5,900	273,229
Plains Exploration & Production Co. (a)	2,400	175,128
Southwestern Energy Co. (a)	3,400	161,874

	Shares	Value
Suncor Energy, Inc.	12,000	$ 696,915
Talisman Energy, Inc.	4,500	99,681
Ultra Petroleum Corp. (a)	6,100	599,020
Valero Energy Corp.	19,700	811,246
Western Gas Partners LP	3,700	62,345
		8,453,421
TOTAL ENERGY		13,469,257
FINANCIALS - 15.7%
Capital Markets - 1.9%
Bank of New York Mellon Corp.	6,090	230,385
Fortress Investment Group LLC	12,740	156,957
Greenhill & Co., Inc.	400	21,544
Janus Capital Group, Inc.	7,800	206,466
Legg Mason, Inc.	10,830	471,863
Lehman Brothers Holdings, Inc.	16,200	320,922
State Street Corp.	2,800	179,172
T. Rowe Price Group, Inc.	5,459	308,270
TD Ameritrade Holding Corp. (a)	14,900	269,541
		2,165,120
Commercial Banks - 2.4%
Associated Banc-Corp.	9,451	182,310
Boston Private Financial Holdings, Inc.	8,663	49,119
KeyCorp	30,300	332,694
PNC Financial Services Group, Inc.	3,800	216,980
Prosperity Bancshares, Inc.	1,700	45,441
Sterling Financial Corp., Washington	3,115	12,896
Susquehanna Bancshares, Inc., Pennsylvania	6,700	91,723
U.S. Bancorp, Delaware	9,600	267,744
UCBH Holdings, Inc.	23,149	52,085
UnionBanCal Corp.	9,300	375,906
Wachovia Corp.	40,400	627,412
Zions Bancorp	15,504	488,221
		2,742,531
Consumer Finance - 0.8%
Capital One Financial Corp.	19,900	756,399
Discover Financial Services	11,986	157,856
		914,255
Diversified Financial Services - 1.2%
Bank of America Corp.	15,620	372,849
Bolsa de Mercadorias & Futuros - BM&F SA	2,900	24,981
CIT Group, Inc.	5,500	37,455
Citigroup, Inc.	7,600	127,376
Deutsche Boerse AG	500	56,520
JPMorgan Chase & Co.	20,686	709,737
KKR Financial Holdings LLC	8,620	90,510
		1,419,428
Insurance - 1.7%
AMBAC Financial Group, Inc.	15,400	20,636
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	13,400	$ 354,564
LandAmerica Financial Group, Inc.	300	6,657
Maiden Holdings Ltd. (e)	4,900	31,360
Marsh & McLennan Companies, Inc.	27,700	735,435
MBIA, Inc.	12,200	53,558
Principal Financial Group, Inc.	9,284	389,649
Willis Group Holdings Ltd.	10,400	326,248
		1,918,107
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc.	3,300	321,222
Annaly Capital Management, Inc.	4,200	65,142
British Land Co. PLC	3,359	47,236
CapitalSource, Inc.	15,000	166,200
Chimera Investment Corp.	4,600	41,446
Developers Diversified Realty Corp.	9,582	332,591
Digital Realty Trust, Inc.	9,508	388,972
General Growth Properties, Inc.	19,323	676,885
HCP, Inc.	15,600	496,236
Highwoods Properties, Inc. (SBI)	10,070	316,399
Kimco Realty Corp.	9,700	334,844
MFA Mortgage Investments, Inc.	2,600	16,952
Public Storage	8,200	662,478
Simon Property Group, Inc.	3,800	341,582
SL Green Realty Corp.	3,200	264,704
Tanger Factory Outlet Centers, Inc.	3,000	107,790
UDR, Inc.	17,154	383,907
Vornado Realty Trust	6,900	607,200
		5,571,786
Real Estate Management & Development - 0.9%
Brookfield Properties Corp.	16,900	300,651
CB Richard Ellis Group, Inc. Class A (a)	34,422	660,902
The St. Joe Co.	2,500	85,800
		1,047,353
Thrifts & Mortgage Finance - 1.9%
Fannie Mae	26,500	517,015
Freddie Mac	19,500	319,800
Hudson City Bancorp, Inc.	27,300	455,364
MGIC Investment Corp.	3,900	23,829
New York Community Bancorp, Inc.	27,900	497,736
People's United Financial, Inc.	6,000	93,600
Washington Federal, Inc.	12,041	217,942
		2,125,286
TOTAL FINANCIALS		17,903,866
HEALTH CARE - 5.5%
Biotechnology - 0.5%
Cephalon, Inc. (a)	6,600	440,154

	Shares	Value
Cubist Pharmaceuticals, Inc. (a)	6,045	$ 107,964
Molecular Insight Pharmaceuticals, Inc. (a)	1,100	6,061
		554,179
Health Care Equipment & Supplies - 0.3%
American Medical Systems Holdings, Inc. (a)	6,100	91,195
Boston Scientific Corp. (a)	9,900	121,671
Hill-Rom Holdings, Inc.	6,502	175,424
		388,290
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	5,800	231,942
Brookdale Senior Living, Inc.	13,747	279,889
Community Health Systems, Inc. (a)	22,700	748,646
Emeritus Corp. (a)	3,010	44,006
HealthSouth Corp. (a)	20,180	335,593
McKesson Corp.	4,900	273,959
Quest Diagnostics, Inc.	2,600	126,022
Universal Health Services, Inc. Class B	15,500	979,910
VCA Antech, Inc. (a)	4,231	117,537
		3,137,504
Health Care Technology - 0.4%
IMS Health, Inc.	20,780	484,174
Pharmaceuticals - 1.5%
Alpharma, Inc. Class A (a)	16,800	378,504
Barr Pharmaceuticals, Inc. (a)	16,085	725,112
Mylan, Inc.	12,056	145,516
Schering-Plough Corp.	18,000	354,420
Sepracor, Inc. (a)	5,300	105,576
		1,709,128
TOTAL HEALTH CARE		6,273,275
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.4%
Heico Corp. Class A	2,639	70,145
Honeywell International, Inc.	7,200	362,016
		432,161
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	13,200	811,404
Airlines - 0.1%
Delta Air Lines, Inc. (a)	11,300	64,410
Building Products - 0.7%
Masco Corp.	41,500	652,795
Owens Corning (a)	7,275	165,506
		818,301
Commercial Services & Supplies - 3.2%
ACCO Brands Corp. (a)	29,010	325,782
Allied Waste Industries, Inc. (a)	118,278	1,492,666
Consolidated Graphics, Inc. (a)	4,888	240,832
Copart, Inc. (a)	1,500	64,230
Manpower, Inc.	800	46,592
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	2,300	$ 47,403
R.R. Donnelley & Sons Co.	21,117	626,964
The Brink's Co.	12,549	820,956
		3,665,425
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	26,500	384,780
URS Corp. (a)	4,798	201,372
		586,152
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	2,900	114,550
Zumtobel AG	1,400	31,797
		146,347
Machinery - 2.9%
Albany International Corp. Class A	11,465	332,485
Briggs & Stratton Corp.	16,400	207,952
Eaton Corp.	1,500	127,455
Illinois Tool Works, Inc.	18,100	859,931
Ingersoll-Rand Co. Ltd. Class A	6,400	239,552
Navistar International Corp. (a)	5,600	368,592
Pentair, Inc.	22,900	801,958
Sulzer AG (Reg.)	2,260	285,553
Wabash National Corp.	7,900	59,724
		3,283,202
Marine - 0.1%
Alexander & Baldwin, Inc.	1,100	50,105
Safe Bulkers, Inc.	700	13,188
		63,293
Road & Rail - 1.4%
Canadian National Railway Co.	5,900	283,496
Con-way, Inc.	17,650	834,139
J.B. Hunt Transport Services, Inc.	2,300	76,544
Ryder System, Inc.	6,302	434,082
		1,628,261
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	7,699	81,686
W.W. Grainger, Inc.	2,100	171,780
WESCO International, Inc. (a)	4,900	196,196
		449,662
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	10,600	268,074
TOTAL INDUSTRIALS		12,216,692
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.9%
Alcatel-Lucent SA sponsored ADR	74,221	448,295
Avocent Corp. (a)	6,429	119,579

	Shares	Value
Motorola, Inc.	54,600	$ 400,764
Powerwave Technologies, Inc. (a)	27,500	116,875
		1,085,513
Computers & Peripherals - 1.2%
Gemalto NV (a)	1,500	54,426
NCR Corp. (a)	24,300	612,360
NetApp, Inc. (a)	24,985	541,175
SanDisk Corp. (a)	1,300	24,310
Western Digital Corp. (a)	4,400	151,932
		1,384,203
Electronic Equipment & Instruments - 5.0%
Agilent Technologies, Inc. (a)	29,249	1,039,509
Arrow Electronics, Inc. (a)	36,555	1,122,970
Avnet, Inc. (a)	38,677	1,055,109
Cogent, Inc. (a)	1,400	15,918
Flextronics International Ltd. (a)	110,300	1,036,820
Ingram Micro, Inc. Class A (a)	14,900	264,475
Itron, Inc. (a)	3,116	306,459
Tyco Electronics Ltd.	22,600	809,532
		5,650,792
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	100	52,642
VeriSign, Inc. (a)	13,500	510,300
Yahoo!, Inc. (a)	25,900	535,094
		1,098,036
IT Services - 1.8%
Accenture Ltd. Class A	3,600	146,592
NeuStar, Inc. Class A (a)	3,800	81,928
The Western Union Co.	42,400	1,048,128
Unisys Corp. (a)	88,100	347,995
Visa, Inc.	4,800	390,288
		2,014,931
Office Electronics - 1.2%
Xerox Corp.	101,900	1,381,764
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	6,400	37,312
Applied Materials, Inc.	37,600	717,784
ASML Holding NV (NY Shares)	18,144	442,714
Atmel Corp. (a)	56,100	195,228
Fairchild Semiconductor International, Inc. (a)	80,100	939,573
Integrated Device Technology, Inc. (a)	26,400	262,416
Lam Research Corp. (a)	2,100	75,915
LSI Corp. (a)	22,700	139,378
Maxim Integrated Products, Inc.	14,200	300,330
MKS Instruments, Inc. (a)	11,200	245,280
National Semiconductor Corp.	58,400	1,199,536
Standard Microsystems Corp. (a)	8,554	232,241
Varian Semiconductor Equipment Associates, Inc. (a)	7,351	255,962
		5,043,669
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.0%
Electronic Arts, Inc. (a)	15,594	$ 692,841
Fair Isaac Corp.	5,300	110,081
Misys PLC	35,300	104,457
Parametric Technology Corp. (a)	8,600	143,362
THQ, Inc. (a)	4,468	90,522
		1,141,263
TOTAL INFORMATION TECHNOLOGY		18,800,171
MATERIALS - 3.2%
Chemicals - 1.4%
Albemarle Corp.	9,826	392,156
Arkema sponsored ADR	2,000	112,900
Ashland, Inc.	1,200	57,840
Chemtura Corp.	75,700	442,088
FMC Corp.	600	46,464
Georgia Gulf Corp.	3,417	9,909
H.B. Fuller Co.	10,100	226,644
Rohm & Haas Co.	5,500	255,420
W.R. Grace & Co. (a)	3,900	91,611
		1,635,032
Containers & Packaging - 0.7%
Ball Corp.	6,900	329,406
Owens-Illinois, Inc. (a)	7,152	298,167
Rock-Tenn Co. Class A	4,690	140,653
		768,226
Metals & Mining - 1.1%
Alcoa, Inc.	16,900	601,978
Barrick Gold Corp.	2,200	100,595
Goldcorp, Inc.	700	32,282
Kinross Gold Corp.	5,800	137,127
Lihir Gold Ltd. (a)	29,160	91,979
Newcrest Mining Ltd.	4,791	134,586
Randgold Resources Ltd. sponsored ADR	2,934	135,492
		1,234,039
TOTAL MATERIALS		3,637,297
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	9,115	307,084
Cbeyond, Inc. (a)	1,300	20,826
Cincinnati Bell, Inc. (a)	38,318	152,506
Embarq Corp.	5,500	259,985
Qwest Communications International, Inc.	124,266	488,365
Telefonica SA sponsored ADR	600	47,748

	Shares	Value
Verizon Communications, Inc.	14,400	$ 509,760
Vimpel Communications sponsored ADR	1,500	44,520
		1,830,794
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	6,600	255,618
Sprint Nextel Corp.	48,400	459,800
		715,418
TOTAL TELECOMMUNICATION SERVICES		2,546,212
UTILITIES - 9.0%
Electric Utilities - 5.4%
Allegheny Energy, Inc.	19,500	977,145
American Electric Power Co., Inc.	10,600	426,438
DPL, Inc.	3,904	102,988
Edison International	13,500	693,630
Entergy Corp.	9,200	1,108,416
Exelon Corp.	3,900	350,844
FirstEnergy Corp.	8,900	732,737
FPL Group, Inc.	8,500	557,430
PPL Corp.	21,900	1,144,713
		6,094,341
Gas Utilities - 0.1%
Energen Corp.	1,100	85,833
Equitable Resources, Inc.	500	34,530
		120,363
Independent Power Producers & Energy Traders - 2.5%
AES Corp. (a)	21,500	413,015
Constellation Energy Group, Inc.	9,300	763,530
NRG Energy, Inc. (a)	23,500	1,008,150
Reliant Energy, Inc. (a)	33,407	710,567
		2,895,262
Multi-Utilities - 1.0%
CMS Energy Corp.	11,100	165,390
Public Service Enterprise Group, Inc.	17,900	822,147
Sempra Energy	600	33,870
Wisconsin Energy Corp.	1,988	89,897
		1,111,304
TOTAL UTILITIES		10,221,270
TOTAL COMMON STOCKS (Cost $133,228,759)		111,566,190
Preferred Stocks - 1.2%
	Shares	Value
Convertible Preferred Stocks - 1.1%
FINANCIALS - 1.1%
Capital Markets - 0.5%
Legg Mason, Inc. 7.00%	2,900	$ 121,356
Lehman Brothers Holdings, Inc.:
7.25%	300	241,329
Series Q, 8.75%	320	244,832
		607,517
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	300	210,000
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	1,000	40,880
Citigroup, Inc. Series T, 6.50%	2,435	105,923
		146,803
Thrifts & Mortgage Finance - 0.3%
Fannie Mae 8.75%	6,900	265,650
TOTAL FINANCIALS		1,229,970
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	3,586	82,299
Freddie Mac Series Z, 8.375%	3,530	85,779
		168,078
TOTAL PREFERRED STOCKS (Cost $1,729,969)		1,398,048
Investment Companies - 0.2%

Ares Capital Corp. (Cost $384,654)	24,787	249,853
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	729,885	$ 729,885
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	1,017,150	1,017,150
TOTAL MONEY MARKET FUNDS (Cost $1,747,035)		1,747,035
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $137,090,417)		114,961,126
NET OTHER ASSETS - (0.8)%		(882,556)
NET ASSETS - 100%		$ 114,078,570
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,360 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,302
Fidelity Securities Lending Cash Central Fund	23,085
Total	$ 54,387
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 114,961,126	$ 111,318,143	$ 3,642,983	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $956,474) - See accompanying schedule: Unaffiliated issuers (cost $135,343,382)	$ 113,214,091
Fidelity Central Funds (cost $1,747,035)	1,747,035
Total Investments (cost $137,090,417)		$ 114,961,126
Cash		8,864
Foreign currency held at value (cost $711)		711
Receivable for investments sold		941,941
Receivable for fund shares sold		69,600
Dividends receivable		133,755
Distributions receivable from Fidelity Central Funds		7,922
Prepaid expenses		259
Other receivables		240
Total assets		116,124,418

Liabilities
Payable for investments purchased	$ 778,000
Payable for fund shares redeemed	136,205
Accrued management fee	56,869
Distribution fees payable	2,199
Other affiliated payables	14,816
Other payables and accrued expenses	40,609
Collateral on securities loaned, at value	1,017,150
Total liabilities		2,045,848

Net Assets		$ 114,078,570
Net Assets consist of:
Paid in capital		$ 134,426,774
Undistributed net investment income		634,880
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,146,212
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,129,296)
Net Assets		$ 114,078,570

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($50,456,163 ÷ 4,481,447 shares)	$ 11.26

Service Class: Net Asset Value, offering price and redemption price per share ($783,689 ÷ 69,848 shares)	$ 11.22

Service Class 2: Net Asset Value, offering price and redemption price per share ($9,006,329 ÷ 809,609 shares)	$ 11.12

Investor Class: Net Asset Value, offering price and redemption price per share ($53,832,389 ÷ 4,788,532 shares)	$ 11.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 1,083,929
Interest		241
Income from Fidelity Central Funds		54,387
Total income		1,138,557

Expenses
Management fee	$ 335,919
Transfer agent fees	72,763
Distribution fees	13,402
Accounting and security lending fees	26,023
Custodian fees and expenses	28,300
Independent trustees' compensation	260
Audit	22,244
Legal	172
Miscellaneous	10,914
Total expenses before reductions	509,997
Expense reductions	(467)	509,530
Net investment income (loss)		629,027
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,315,350
Investment not meeting investment restrictions	457
Foreign currency transactions	(274)
Total net realized gain (loss)		1,315,533
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,413,425)
Assets and liabilities in foreign currencies	(20)
Total change in net unrealized appreciation (depreciation)		(16,413,445)
Net gain (loss)		(15,097,912)
Net increase (decrease) in net assets resulting from operations		$ (14,468,885)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 629,027	$ 737,354
Net realized gain (loss)	1,315,533	7,462,819
Change in net unrealized appreciation (depreciation)	(16,413,445)	(8,712,995)
Net increase (decrease) in net assets resulting from operations	(14,468,885)	(512,822)
Distributions to shareholders from net investment income	-	(758,002)
Distributions to shareholders from net realized gain	(3,606,092)	(9,838,231)
Total distributions	(3,606,092)	(10,596,233)
Share transactions - net increase (decrease)	6,518,628	55,267,994
Total increase (decrease) in net assets	(11,556,349)	44,158,939

Net Assets
Beginning of period	125,634,919	81,475,980
End of period (including undistributed net investment income of $634,880 and undistributed net investment income of $5,853, respectively)	$ 114,078,570	$ 125,634,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 14.28	$ 12.63	$ 11.97	$ 10.86	$ 8.12
Income from Investment Operations
Net investment income (loss) E	.07	.10	.16	.15	.14 H	.05
Net realized and unrealized gain (loss)	(1.54)	.22 I	1.70	.58	1.08	2.72
Total from investment operations	(1.47)	.32	1.86	.73	1.22	2.77
Distributions from net investment income	-	(.09)	(.13)	(.07)	(.11)	(.03)
Distributions from net realized gain	(.37)	(1.41)	(.08)	-	-	-
Total distributions	(.37)	(1.50) K	(.21)	(.07)	(.11)	(.03)
Net asset value, end of period	$ 11.26	$ 13.10	$ 14.28	$ 12.63	$ 11.97	$ 10.86
Total Return B, C, D	(11.34)%	2.02%	14.75%	6.09%	11.24%	34.16%
Ratios to Average Net Assets F, J
Expenses before reductions	.78% A	.77%	.88%	1.19%	2.65%	4.32%
Expenses net of fee waivers, if any	.78% A	.77%	.85%	.85%	1.00%	1.28%
Expenses net of all reductions	.78% A	.77%	.84%	.78%	.95%	1.22%
Net investment income (loss)	1.10% A	.68%	1.16%	1.21%	1.26%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,456	$ 52,544	$ 35,416	$ 18,478	$ 583	$ 413
Portfolio turnover rate G	42% A	52%	263%	181%	155%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.50 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 14.24	$ 12.60	$ 11.93	$ 10.84	$ 8.12
Income from Investment Operations
Net investment income (loss) E	.06	.09	.14	.13	.13 H	.05
Net realized and unrealized gain (loss)	(1.53)	.21 I	1.69	.60	1.07	2.70
Total from investment operations	(1.47)	.30	1.83	.73	1.20	2.75
Distributions from net investment income	-	(.08)	(.11)	(.06)	(.11)	(.03)
Distributions from net realized gain	(.37)	(1.41)	(.08)	-	-	-
Total distributions	(.37)	(1.48) K	(.19)	(.06)	(.11)	(.03)
Net asset value, end of period	$ 11.22	$ 13.06	$ 14.24	$ 12.60	$ 11.93	$ 10.84
Total Return B, C, D	(11.37)%	1.92%	14.56%	6.08%	11.07%	33.91%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.86%	.96%	1.60%	2.75%	4.35%
Expenses net of fee waivers, if any	.87% A	.86%	.95%	.97%	1.10%	1.35%
Expenses net of all reductions	.87% A	.86%	.94%	.90%	1.04%	1.29%
Net investment income (loss)	1.02% A	.60%	1.06%	1.09%	1.17%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 784	$ 958	$ 1,017	$ 1,232	$ 1,225	$ 972
Portfolio turnover rate G	42% A	52%	263%	181%	155%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.48 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 14.14	$ 12.53	$ 11.87	$ 10.80	$ 8.10
Income from Investment Operations
Net investment income (loss) E	.05	.06	.12	.11	.11 H	.03
Net realized and unrealized gain (loss)	(1.53)	.23 I	1.67	.59	1.07	2.70
Total from investment operations	(1.48)	.29	1.79	.70	1.18	2.73
Distributions from net investment income	-	(.06)	(.10)	(.04)	(.11)	(.03)
Distributions from net realized gain	(.37)	(1.41)	(.08)	-	-	-
Total distributions	(.37)	(1.46) K	(.18)	(.04)	(.11)	(.03)
Net asset value, end of period	$ 11.12	$ 12.97	$ 14.14	$ 12.53	$ 11.87	$ 10.80
Total Return B, C, D	(11.53)%	1.86%	14.32%	5.92%	10.93%	33.75%
Ratios to Average Net Assets F, J
Expenses before reductions	1.03% A	1.02%	1.15%	1.76%	2.93%	4.50%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.10%	1.11%	1.25%	1.51%
Expenses net of all reductions	1.03% A	1.02%	1.09%	1.05%	1.20%	1.45%
Net investment income (loss)	.86% A	.43%	.91%	.94%	1.01%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,006	$ 11,081	$ 7,803	$ 5,262	$ 3,575	$ 2,865
Portfolio turnover rate G	42% A	52%	263%	181%	155%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.46 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.09	$ 14.26	$ 12.63	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.06	.08	.14	.06
Net realized and unrealized gain (loss)	(1.54)	.23 H	1.69	.40
Total from investment operations	(1.48)	.31	1.83	.46
Distributions from net investment income	-	(.08)	(.12)	(.06)
Distributions from net realized gain	(.37)	(1.41)	(.08)	-
Total distributions	(.37)	(1.48) K	(.20)	(.06)
Net asset value, end of period	$ 11.24	$ 13.09	$ 14.26	$ 12.63
Total Return B, C, D	(11.42)%	1.99%	14.49%	3.77%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.88%	.99%	1.27% A
Expenses net of fee waivers, if any	.87% A	.88%	.99%	1.00% A
Expenses net of all reductions	.87% A	.88%	.98%	.93% A
Net investment income (loss)	1.02% A	.58%	1.01%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,832	$ 61,052	$ 37,239	$ 11,034
Portfolio turnover rate G	42% A	52%	263%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.48 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,837,834
Unrealized depreciation	(32,149,644)
Net unrealized appreciation (depreciation)	$ (22,311,810)
Cost for federal income tax purposes	$ 137,272,936

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $30,760,696 and $24,994,940, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 441
Service Class 2	12,961
$ 13,402

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 21,311
Service Class	297
Service Class 2	4,088
Investor Class	47,067
$ 72,763

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,481 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $121 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $23,085.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $467 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 Porfolio was the owner of record of approximately 13% of the total outstanding shares of the Fund. The VIP Freedom Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund. FMR or its affiliates were the owners of record of 40% of the total outstanding shares of the fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,412, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 354,828
Service Class	-	5,442
Service Class 2	-	48,475
Investor Class	-	349,257
Total	$ -	$ 758,002

Semiannual Report

11. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net realized gain
Initial Class	$ 1,550,219	$ 4,201,819
Service Class	27,064	99,826
Service Class 2	300,918	854,017
Investor Class	1,727,891	4,682,569
Total	$ 3,606,092	$ 9,838,231

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	1,038,696	2,350,969	$ 12,392,942	$ 33,804,671
Reinvestment of distributions	132,046	334,365	1,550,219	4,556,647
Shares redeemed	(699,335)	(1,155,992)	(8,379,799)	(16,669,767)
Net increase (decrease)	471,407	1,529,342	$ 5,563,362	$ 21,691,551
Service Class
Shares sold	53	1,391	$ 652	$ 20,703
Reinvestment of distributions	2,313	7,711	27,064	105,268
Shares redeemed	(5,820)	(7,243)	(67,492)	(102,690)
Net increase (decrease)	(3,454)	1,859	$ (39,776)	$ 23,281
Service Class 2
Shares sold	238,895	627,391	$ 2,814,374	$ 8,911,215
Reinvestment of distributions	25,919	66,948	300,918	902,492
Shares redeemed	(309,775)	(391,453)	(3,635,959)	(5,568,414)
Net increase (decrease)	(44,961)	302,886	$ (520,667)	$ 4,245,293
Investor Class
Shares sold	700,392	2,580,718	$ 8,390,728	$ 37,026,404
Reinvestment of distributions	147,431	369,836	1,727,891	5,031,826
Shares redeemed	(723,444)	(897,132)	(8,602,910)	(12,750,361)
Net increase (decrease)	124,379	2,053,422	$ 1,515,709	$ 29,307,869

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	821,220,039.81	95.845
Withheld	35,598,080.64	4.155
TOTAL	856,818,120.45	100.000
Dennis J. Dirks
Affirmative	822,124,493.63	95.951
Withheld	34,693,626.82	4.049
TOTAL	856,818,120.45	100.000
Edward C. Johnson 3d
Affirmative	820,473,313.05	95.758
Withheld	36,344,807.40	4.242
TOTAL	856,818,120.45	100.000
Alan J. Lacy
Affirmative	822,170,402.95	95.956
Withheld	34,647,717.50	4.044
TOTAL	856,818,120.45	100.000
Ned C. Lautenbach
Affirmative	821,435,006.18	95.870
Withheld	35,383,114.27	4.130
TOTAL	856,818,120.45	100.000
Joseph Mauriello
Affirmative	822,174,756.53	95.957
Withheld	34,643,363.92	4.043
TOTAL	856,818,120.45	100.000
Cornelia M. Small
Affirmative	822,263,792.20	95.967
Withheld	34,554,328.25	4.033
TOTAL	856,818,120.45	100.000
William S. Stavropoulos
Affirmative	821,014,987.67	95.821
Withheld	35,803,132.78	4.179
TOTAL	856,818,120.45	100.000
David M. Thomas
Affirmative	822,321,743.26	95.974
Withheld	34,496,377.19	4.026
TOTAL	856,818,120.45	100.000
Michael E. Wiley
Affirmative	822,218,346.41	95.962
Withheld	34,599,774.04	4.038
TOTAL	856,818,120.45	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	701,273,514.99	81.846
Against	103,131,328.05	12.037
Abstain	52,413,277.41	6.117
TOTAL	856,818,120.45	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0808
1.761034.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 25, 2008